UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2003

Item 1. Reports to Stockholders

Fidelity's

Targeted International Equity

Funds®

Fidelity® Canada Fund

Fidelity China Region Fund

Fidelity Emerging Markets Fund

Fidelity Europe Fund

Fidelity Europe Capital Appreciation Fund

Fidelity Japan Fund

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

Fidelity Nordic Fund

Fidelity Pacific Basin Fund

Fidelity Southeast Asia Fund

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Canada Fund	4	Investment Changes
	5	Investments
	8	Financial Statements
China Region Fund	11	Investment Changes
	12	Investments
	15	Financial Statements
Emerging Markets Fund	17	Investment Changes
	18	Investments
	21	Financial Statements
Europe Fund	23	Investment Changes
	24	Investments
	26	Financial Statements
Europe Capital Appreciation Fund	28	Investment Changes
	29	Investments
	32	Financial Statements
Japan Fund	34	Investment Changes
	35	Investments
	37	Financial Statements
Japan Smaller Companies Fund	39	Investment Changes
	40	Investments
	43	Financial Statements
Latin America Fund	45	Investment Changes
	46	Investments
	48	Financial Statements
Nordic Fund	50	Investment Changes
	51	Investments
	52	Financial Statements
Pacific Basin Fund	54	Investment Changes
	55	Investments
	57	Financial Statements
Southeast Asia Fund	59	Investment Changes
	60	Investments
	62	Financial Statements
Notes to Financial Statements	64	Notes to the Financial Statements

Semiannual Report

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank. For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Canada

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2003
Canada	92.4%
United States of America	7.6%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2002
Canada	94.2%
United States of America	5.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.7	96.2
Short-Term Investments and Net Other Assets	5.3	3.8
Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Banks)	6.0	5.9
EnCana Corp. (Oil & Gas)	4.4	4.1
BCE, Inc. (Diversified Telecommunication Services)	4.3	5.5
Sun Life Financial Services of Canada, Inc. (Insurance)	3.6	3.6
Bank of Nova Scotia (Banks)	3.6	2.7
TransCanada PipeLines Ltd. (Gas Utilities)	2.9	3.7
Petro-Canada (Oil & Gas)	2.9	2.0
Canadian National Railway Co. (Road & Rail)	2.8	2.7
Alcan, Inc. (Metals & Mining)	2.8	3.9
Biovail Corp. (Pharmaceuticals)	2.4	3.3
	35.7
Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.3	28.3
Energy	15.8	17.4
Materials	11.9	15.3
Industrials	7.7	6.7
Telecommunication Services	6.9	6.8
Information Technology	6.3	2.8
Consumer Staples	5.5	6.2
Consumer Discretionary	5.4	4.0
Utilities	3.9	5.0
Health Care	3.0	3.7

Semiannual Report

Canada

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.4%
Magna International, Inc. Class A	6,000	$ 352,633
Hotels, Restaurants & Leisure - 0.4%
Fairmont Hotels & Resorts, Inc.	15,000	345,309
Leisure Equipment & Products - 1.1%
Mega Bloks, Inc.	56,000	898,500
Mega Bloks, Inc. (a)(c)	4,000	64,179
		962,679
Media - 2.5%
Astral Media, Inc. Class A (non-vtg.)	49,000	823,788
Quebecor World, Inc. (sub. vtg.)	20,000	334,147
Rogers Communications, Inc. Class B (non-vtg.) (a)	54,000	708,197
Thomson Corp.	15,000	443,565
		2,309,697
Specialty Retail - 0.6%
Forzani Group Ltd. Class A (a)	25,000	270,317
RONA, Inc.	25,000	275,026
		545,343
Textiles, Apparel & Luxury Goods - 0.4%
Gildan Activewear, Inc. Class A (sub. vtg.) (a)	15,000	413,850
TOTAL CONSUMER DISCRETIONARY		4,929,511
CONSUMER STAPLES - 5.5%
Beverages - 1.0%
Molson, Inc. Class A	40,000	920,823
Food & Drug Retailing - 3.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	84,000	784,039
Jean Coutu Group, Inc. Class A	25,000	263,341
Loblaw Companies Ltd.	18,000	703,174
Metro, Inc. Class A (sub. vtg.)	20,000	268,573
Sobeys, Inc.	36,000	931,706
		2,950,833
Food Products - 1.2%
Canada Bread Co. Ltd.	26,000	426,230
Saputo, Inc.	40,000	704,569
		1,130,799
TOTAL CONSUMER STAPLES		5,002,455
ENERGY - 15.8%
Energy Equipment & Services - 5.2%
CCS Income Trust unit	32,000	435,298
CHC Helicopter Corp. Class A (sub. vtg.)	120,000	2,172,306
Ensign Resource Service Group, Inc.	30,000	384,862

	Shares	Value (Note 1)
Precision Drilling Corp. (a)	36,000	$ 1,232,313
Trican Well Service Ltd. (a)	36,000	497,244
		4,722,023
Oil & Gas - 10.6%
EnCana Corp.	123,016	4,034,170
Hurricane Hydrocarbons Class A (a)	35,000	383,328
Penn West Petroleum Ltd. (a)	25,000	667,074
Petro-Canada	79,000	2,605,044
Peyto Exploration & Development Corp. (a)	30,000	291,943
Talisman Energy, Inc.	33,000	1,317,468
Thunder Energy, Inc. (a)	80,000	351,587
		9,650,614
TOTAL ENERGY		14,372,637
FINANCIALS - 28.3%
Banks - 16.2%
Bank of Montreal, Quebec	60,000	1,678,409
Bank of Nova Scotia	84,000	3,269,173
Canadian Imperial Bank of Commerce	35,000	1,167,074
Laurentian Bank of Canada	25,000	470,875
National Bank of Canada	75,000	1,825,950
Royal Bank of Canada	131,000	5,464,808
Toronto-Dominion Bank	37,000	876,024
		14,752,313
Diversified Financials - 3.8%
C.I. Fund Management, Inc.	130,000	997,558
Home Capital Group, Inc. Class B (sub. vtg.)	45,000	506,976
Investors Group, Inc.	28,000	524,451
Power Corp. of Canada (sub. vtg.)	23,000	645,797
Power Financial Corp.	25,000	719,393
		3,394,175
Insurance - 8.3%
Great-West Lifeco, Inc.	49,000	1,329,341
Industrial Alliance Life Insurance Co.	44,000	1,146,425
Manulife Financial Corp.	66,000	1,760,614
Sun Life Financial Services of Canada, Inc.	160,951	3,306,597
		7,542,977
TOTAL FINANCIALS		25,689,465
HEALTH CARE - 3.0%
Pharmaceuticals - 3.0%
Biovail Corp. (a)	61,000	2,226,809
Merck & Co., Inc.	9,000	523,620
		2,750,429
INDUSTRIALS - 7.7%
Aerospace & Defense - 0.6%
Bombardier, Inc. Class B (sub. vtg.)	230,000	556,749
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - 0.5%
Maax, Inc.	20,000	$ 251,134
Masonite International Corp. (a)	14,000	238,786
		489,920
Commercial Services & Supplies - 0.7%
MacDonald Dettwiler & Associates Ltd. (a)	37,000	598,814
Marine - 0.9%
CP Ships Ltd.	53,000	774,573
Road & Rail - 4.6%
Canadian National Railway Co.	52,000	2,526,543
Canadian Pacific Railway Ltd.	50,000	1,161,493
Kansas City Southern (a)	20,000	221,400
Mullen Transportation, Inc.	14,000	297,872
		4,207,308
Trading Companies & Distributors - 0.4%
Finning Ltd.	20,000	393,443
TOTAL INDUSTRIALS		7,020,807
INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 1.0%
Nortel Networks Corp. (a)	350,000	903,000
Computers & Peripherals - 1.0%
ATI Technologies, Inc. (a)	140,000	882,874
Electronic Equipment & Instruments - 1.9%
Celestica, Inc. (sub. vtg.) (a)	70,000	805,720
Dalsa Corp. (a)	30,000	358,912
Dalsa Corp. (a)(c)	12,400	148,350
Onex Corp. (sub. vtg.)	40,000	412,975
		1,725,957
IT Consulting & Services - 1.4%
Affiliated Computer Services, Inc. Class A (a)	10,000	477,000
CGI Group, Inc. Class A (sub. vtg.) (a)	160,000	782,421
		1,259,421
Semiconductor Equipment & Products - 0.4%
Texas Instruments, Inc.	20,000	369,800
Software - 0.6%
Cognos, Inc. (a)	22,000	598,535
TOTAL INFORMATION TECHNOLOGY		5,739,587

	Shares	Value (Note 1)
MATERIALS - 11.9%
Chemicals - 1.5%
Methanex Corp.	30,000	$ 285,664
NOVA Chemicals Corp.	16,000	343,216
Potash Corp. of Saskatchewan	11,000	676,728
		1,305,608
Metals & Mining - 9.2%
Aber Diamond Corp. (a)	31,000	606,592
Agnico-Eagle Mines Ltd.	42,000	421,904
Alcan, Inc.	86,000	2,519,707
Cameco Corp.	18,000	466,355
Dofasco, Inc.	30,000	574,259
Falconbridge Ltd.	40,000	468,783
Gerdau AmeriSteel Corp. (a)	176,000	186,620
Goldcorp, Inc.	62,000	647,032
Inco Ltd. (a)	18,000	329,487
Kinross Gold Corp. (a)	96,332	594,725
Meridian Gold, Inc. (a)	35,000	355,249
Newmont Mining Corp. Holding Co.	17,000	459,340
Phelps Dodge Corp. (a)	2,000	62,380
SouthernEra Resources Ltd. (a)	82,100	338,480
Teck Cominco Ltd. Class B (sub. vtg.)	47,000	336,393
		8,367,306
Paper & Forest Products - 1.2%
Abitibi-Consolidated, Inc.	45,000	315,487
Domtar, Inc.	75,000	792,640
		1,108,127
TOTAL MATERIALS		10,781,041
TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 6.9%
BCE, Inc.	200,000	3,955,354
Manitoba Telecom Services, Inc.	23,000	592,047
TELUS Corp. (non-vtg.)	125,000	1,682,944
		6,230,345
UTILITIES - 3.9%
Electric Utilities - 0.5%
Fortis, Inc.	13,000	461,144
Gas Utilities - 3.4%
BC Gas, Inc.	17,000	456,575
TransCanada PipeLines Ltd.	165,000	2,635,856
		3,092,431
TOTAL UTILITIES		3,553,575
TOTAL COMMON STOCKS (Cost $70,874,891)		86,069,852
Money Market Funds - 10.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.29% (b)	4,557,191	$ 4,557,191
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	4,557,610	4,557,610
TOTAL MONEY MARKET FUNDS (Cost $9,114,801)		9,114,801
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $79,989,692)		95,184,653
NET OTHER ASSETS - (4.7)%		(4,251,170)
NET ASSETS - 100%		$ 90,933,483
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $212,529 or 0.2% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $20,490,229 and $18,726,985, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $42 for the period.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $27,433,000 of which $1,156,000 and $26,277,000 will expire on October 31, 2006 and 2009, respectively.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Canada

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,318,170) (cost $79,989,692) - See accompanying schedule		$ 95,184,653
Cash		6
Receivable for investments sold		502,809
Receivable for fund shares sold		315,707
Dividends receivable		102,525
Interest receivable		5,141
Redemption fees receivable		120
Other receivables		8,938
Total assets		96,119,899

Liabilities
Payable for investments purchased	$ 438,746
Payable for fund shares redeemed	71,626
Accrued management fee	69,640
Other payables and accrued expenses	48,794
Collateral on securities loaned, at value	4,557,610
Total liabilities		5,186,416

Net Assets		$ 90,933,483
Net Assets consist of:
Paid in capital		$ 102,214,226
Distributions in excess of net investment income		(112,079)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,365,165)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,196,501
Net Assets, for 4,600,811 shares outstanding		$ 90,933,483
Net Asset Value, offering price and redemption price per share ($90,933,483 ÷ 4,600,811 shares)		$ 19.76

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 728,975
Interest		22,939
Security lending		72,247
		824,161
Less foreign taxes withheld		(108,110)
Total income		716,051

Expenses
Management fee Basic fee	$ 298,918
Performance adjustment	99,424
Transfer agent fees	135,134
Accounting and security lending fees	30,829
Non-interested trustees' compensation	130
Custodian fees and expenses	22,669
Registration fees	7,849
Audit	20,673
Legal	180
Miscellaneous	319
Total expenses before reductions	616,125
Expense reductions	(14,666)	601,459
Net investment income (loss)		114,592
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,669,201
Foreign currency transactions	(13,339)
Total net realized gain (loss)		1,655,862
Change in net unrealized appreciation (depreciation) on: Investment securities	8,367,248
Assets and liabilities in foreign currencies	3,411
Total change in net unrealized appreciation (depreciation)		8,370,659
Net gain (loss)		10,026,521
Net increase (decrease) in net assets resulting from operations		$ 10,141,113
Other Information
Sales charges paid to FDC		$ 4,588
Deferred sales charges withheld by FDC		$ 234

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Canada Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 114,592	$ 104,598
Net realized gain (loss)	1,655,862	2,272,697
Change in net unrealized appreciation (depreciation)	8,370,659	(1,493,960)
Net increase (decrease) in net assets resulting from operations	10,141,113	883,335
Distributions to shareholders from net investment income	(173,335)	(137,404)
Share transactions Net proceeds from sales of shares	16,456,051	23,992,071
Reinvestment of distributions	167,386	132,873
Cost of shares redeemed	(12,923,276)	(28,901,658)
Net increase (decrease) in net assets resulting from share transactions	3,700,161	(4,776,714)
Redemption fees	14,974	68,844
Total increase (decrease) in net assets	13,682,913	(3,961,939)
Net Assets
Beginning of period	77,250,570	81,212,509
End of period (including distributions in excess of net investment income of $112,079 and distributions in excess of net investment income of $53,336, respectively)	$ 90,933,483	$ 77,250,570
Other Information Shares
Sold	880,338	1,236,594
Issued in reinvestment of distributions	9,258	7,128
Redeemed	(699,291)	(1,547,364)
Net increase (decrease)	190,305	(303,642)

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 17.52	$ 17.23	$ 22.27	$ 15.91	$ 13.14	$ 18.88
Income from Investment Operations
Net investment income (loss)F	.03	.02	.02	1.98G	.04	.09
Net realized and unrealized gain (loss)	2.25	.28	(4.04)	4.32	2.78	(3.70)
Total from investment operations	2.28	.30	(4.02)	6.30	2.82	(3.61)
Distributions from net investment income	(.04)	(.03)	(1.04)	(.03)	(.07)	(.05)
Distributions from net realized gain	-	-	-	-	-	(2.08)
Total distributions	(.04)	(.03)	(1.04)	(.03)	(.07)	(2.13)
Redemption fees added to paid in capitalF	- I	.02	.02	.09	.02	- I
Net asset value, end of period	$ 19.76	$ 17.52	$ 17.23	$ 22.27	$ 15.91	$ 13.14
Total ReturnB, C,D,E	13.03%	1.85%	(18.87)%	40.22%	21.71%	(21.27)%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.51% A	1.52%	1.33%	1.09%	1.22%	.94%
Expenses net of voluntary waivers, if any	1.51% A	1.52%	1.33%	1.09%	1.22%	.94%
Expenses net of all reductions	1.48% A	1.46%	1.20%	1.06%	1.06%	.80%
Net investment income (loss)	.28% A	.12%	.11%	9.00%	.26%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,933	$ 77,251	$ 81,213	$ 163,025	$ 43,770	$ 47,422
Portfolio turnover rate	48% A	98%	93%	97%	286%	215%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Investment income per share reflects a special dividend which amounted to $1.97 per share. H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. I Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

China Region

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2003
Hong Kong	56.9%
United Kingdom	15.9%
Taiwan	12.1%
China	5.5%
United States of America	4.6%
Korea (South)	2.1%
Australia	1.4%
Singapore	0.9%
Bermuda	0.5%
Other	0.1%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2002
Hong Kong	64.8%
United Kingdom	14.9%
Taiwan	10.9%
United States of America	5.1%
Korea (South)	1.9%
China	1.3%
Singapore	0.7%
Cayman Islands	0.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.4	94.9
Short-Term Investments and Net Other Assets	4.6	5.1
Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
HSBC Holdings PLC (Hong Kong) (Reg.) (Banks)	14.7	14.4
Hutchison Whampoa Ltd. (Industrial Conglomerates)	8.5	9.1
Guoco Group Ltd. (Diversified Financials)	5.3	5.7
Hang Seng Bank Ltd. (Banks)	4.8	6.0
CLP Holdings Ltd. (Electric Utilities)	4.6	4.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductor Equipment & Products)	3.2	2.8
Sun Hung Kai Properties Ltd. (Real Estate)	2.9	5.4
Cafe de Coral Holdings Ltd. (Hotels, Restaurants & Leisure)	2.7	3.0
Cheung Kong Holdings Ltd. (Real Estate)	2.6	4.8
China Mobile (Hong Kong) Ltd. (Wireless Telecommunication Services)	2.6	4.4
	51.9
Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	38.8	44.1
Industrials	11.9	10.0
Consumer Discretionary	11.6	7.2
Information Technology	10.9	11.4
Utilities	8.4	10.5
Telecommunication Services	5.7	5.8
Energy	3.7	2.1
Materials	2.3	1.1
Consumer Staples	1.8	2.7
Health Care	0.3	0.0

Semiannual Report

China Region

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.6%
Distributors - 2.3%
Li & Fung Ltd.	2,215,400	$ 2,485,495
Hotels, Restaurants & Leisure - 3.1%
Cafe de Coral Holdings Ltd.	4,650,000	2,891,661
Shangri-La Asia Ltd.	562,000	354,891
		3,246,552
Household Durables - 0.9%
Basso Industry Corp. Ltd.	317,000	513,931
Techtronic Industries Co.	384,000	482,514
		996,445
Leisure Equipment & Products - 0.5%
Altek Corp.	179,000	451,994
Playmates Holdings Ltd. (a)	1,664,000	104,545
		556,539
Media - 2.2%
Clear Media Ltd. (a)	472,000	214,844
Television Broadcasts Ltd.	686,000	2,097,806
		2,312,650
Specialty Retail - 1.0%
Giordano International Ltd.	3,716,000	1,000,571
Textiles, Apparel & Luxury Goods - 1.6%
Glorious Sun Enterprises Ltd.	3,434,000	748,517
Nien Hsing Textile Co. Ltd.	583,000	543,687
Yue Yuen Industrial Holdings Ltd.	217,572	446,350
		1,738,554
TOTAL CONSUMER DISCRETIONARY		12,336,806
CONSUMER STAPLES - 1.8%
Beverages - 0.5%
Tsingtao Brewery Co. Ltd. (H Shares) (a)	842,000	550,598
Food & Drug Retailing - 1.3%
Convenience Retail Asia Ltd. (a)	1,782,200	386,185
President Chain Store Corp.	746,400	944,512
		1,330,697
Food Products - 0.0%
Kuala Lumpur Kepong BHD	21,000	31,500
TOTAL CONSUMER STAPLES		1,912,795
ENERGY - 3.7%
Oil & Gas - 3.7%
China Petroleum & Chemical Corp. (H Shares)	4,130,000	815,499
CNOOC Ltd.	1,712,000	2,249,989
PetroChina Co. Ltd. (H Shares)	3,550,000	810,217
		3,875,705

	Shares	Value (Note 1)
FINANCIALS - 38.8%
Banks - 24.8%
Bank of East Asia Ltd.	800,000	$ 1,482,213
Chinatrust Financial Holding Co. (a)	490,000	382,439
Citic International Financial Holdings Ltd.	4,272,000	980,476
Dah Sing Financial Holdings Ltd.	46,000	209,972
Hang Seng Bank Ltd.	515,500	5,105,989
HSBC Holdings PLC:
(Hong Kong) (Reg.)	1,423,582	15,571,143
(United Kingdom) (Reg.)	62,060	678,812
Liu Chong Hing Bank Ltd.	735,000	669,111
Standard Chartered PLC	52,358	584,844
Taishin Financial Holdings Co. Ltd. (a)	650,000	294,692
Wing Lung Bank Ltd.	100,000	364,783
		26,324,474
Diversified Financials - 6.9%
Aeon Credit Service (Asia) Co. Ltd.	317,600	98,752
Fubon Financial Holding Co. Ltd.	808,000	551,805
Guoco Group Ltd.	972,366	5,622,883
Jardine Strategic Holdings Ltd.	100,000	250,000
Shun Tak Holdings Ltd.	899,000	205,179
Wharf Holdings Ltd.	330,685	578,762
		7,307,381
Real Estate - 7.1%
Cheung Kong Holdings Ltd.	512,000	2,829,437
Henderson Land Development Co. Ltd.	671,000	1,664,778
Sun Hung Kai Properties Ltd.	653,021	3,064,509
		7,558,724
TOTAL FINANCIALS		41,190,579
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Pihsiang Machinery Manufacturing Co.	130,000	341,320
INDUSTRIALS - 11.9%
Air Freight & Logistics - 0.7%
Sinotrans Ltd. (H Shares)	3,170,000	784,457
Airlines - 0.4%
China National Aviation Co. Ltd.	2,402,000	255,625
EVA Airways Corp. (a)	680,000	208,780
		464,405
Commercial Services & Supplies - 0.1%
Travelsky Technology Ltd. (H Shares)	182,000	109,095
Electrical Equipment - 1.7%
Byd Co. Ltd. (H Shares)	177,000	350,634
Johnson Electric Holdings Ltd.	1,315,820	1,417,191
		1,767,825
Industrial Conglomerates - 8.5%
Hutchison Whampoa Ltd.	1,630,500	9,073,258
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Transportation Infrastructure - 0.5%
Sembcorp Logistics Ltd.	130,000	$ 131,246
Zhejiang Expressway Co. Ltd. (H Shares)	904,000	347,730
		478,976
TOTAL INDUSTRIALS		12,678,016
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 0.3%
Datacraft Asia Ltd. (a)	210,000	111,300
Gemtek Technology Corp.	90,000	179,484
		290,784
Computers & Peripherals - 2.4%
Ambit Microsystems Corp.	129,830	370,677
ASUSTeK Computer, Inc.	958,750	1,870,732
Quanta Computer, Inc.	201,537	352,762
		2,594,171
Electronic Equipment & Instruments - 2.5%
Elec & Eltek International Co. Ltd.	235,000	418,300
Hon Hai Precision Industries Co. Ltd.	385,984	1,207,238
Kingboard Chemical Holdings Ltd.	370,000	298,879
Varitronix International Ltd.	560,000	337,473
Venture Corp. Ltd.	40,000	333,897
		2,595,787
Semiconductor Equipment & Products - 5.7%
Samsung Electronics Co. Ltd.	8,200	2,059,283
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	2,487,774	3,412,212
United Microelectronics Corp. (a)	1,041,693	597,815
		6,069,310
TOTAL INFORMATION TECHNOLOGY		11,550,052
MATERIALS - 2.3%
Chemicals - 0.5%
LG Chemical Ltd.	6,800	225,640
SINOPEC Yizheng Chemical Fibre Co. Ltd. (H Shares)	2,848,000	321,348
		546,988
Metals & Mining - 1.8%
Aquarius Platinum Ltd. (Australia)	81,000	263,945
PT Aneka Tambang Tbk	1,201,500	100,431
PT International Nickel Indonesia Tbk	64,500	48,337
Rio Tinto Ltd.	72,000	1,433,875
		1,846,588
TOTAL MATERIALS		2,393,576

	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 2.9%
Asia Satellite Telecommunications Holdings Ltd.	255,000	$ 353,115
China Telecom Corp. Ltd. (H Shares)	8,700,000	1,662,104
Chunghwa Telecom Co. Ltd.	342,000	505,395
PCCW Ltd. (a)	872,400	553,699
		3,074,313
Wireless Telecommunication Services - 2.8%
China Mobile (Hong Kong) Ltd.	1,368,500	2,739,737
SmarTone Telecommunications Holdings Ltd.	216,000	247,873
		2,987,610
TOTAL TELECOMMUNICATION SERVICES		6,061,923
UTILITIES - 8.4%
Electric Utilities - 6.4%
CLP Holdings Ltd.	1,209,200	4,945,857
Hong Kong Electric Holdings Ltd.	477,000	1,914,324
		6,860,181
Gas Utilities - 2.0%
Hong Kong & China Gas Co. Ltd.	1,775,400	2,094,290
TOTAL UTILITIES		8,954,471
TOTAL COMMON STOCKS (Cost $99,455,162)		101,295,243
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 1.29% (b) (Cost $2,327,485)	2,327,485	2,327,485
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $101,782,647)		103,622,728
NET OTHER ASSETS - 2.4%		2,555,203
NET ASSETS - 100%		$ 106,177,931
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $27,452,804 and $24,116,415, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $534 for the period.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $49,735,000 of which $40,369,000, $1,350,000 and $8,016,000 will expire on October 31, 2005, 2009 and 2010, respectively.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

China Region

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $101,782,647) - See accompanying schedule		$ 103,622,728
Foreign currency held at value (cost $904,543)		901,030
Receivable for investments sold		1,111,278
Receivable for fund shares sold		154,884
Dividends receivable		996,212
Interest receivable		2,740
Redemption fees receivable		158
Total assets		106,789,030

Liabilities
Payable for investments purchased	$ 404,449
Payable for fund shares redeemed	66,187
Accrued management fee	64,826
Other payables and accrued expenses	75,637
Total liabilities		611,099

Net Assets		$ 106,177,931
Net Assets consist of:
Paid in capital		$ 154,258,004
Undistributed net investment income		980,762
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(50,895,823)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,834,988
Net Assets, for 10,160,059 shares outstanding		$ 106,177,931
Net Asset Value, offering price and redemption price per share ($106,177,931 ÷ 10,160,059 shares)		$ 10.45

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 2,044,798
Interest		23,992
		2,068,790
Less foreign taxes withheld		(56,988)
Total income		2,011,802

Expenses
Management fee	$ 406,516
Transfer agent fees	208,812
Accounting fees and expenses	33,560
Non-interested trustees' compensation	226
Custodian fees and expenses	56,440
Registration fees	4,903
Audit	28,908
Legal	247
Miscellaneous	620
Total expenses		740,232
Net investment income (loss)		1,271,570
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(990,677)
Foreign currency transactions	3,231
Total net realized gain (loss)		(987,446)
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,747,374)
Assets and liabilities in foreign currencies	(8,652)
Total change in net unrealized appreciation (depreciation)		(5,756,026)
Net gain (loss)		(6,743,472)
Net increase (decrease) in net assets resulting from operations		$ (5,471,902)
Other Information
Sales charges paid to FDC		$ 28,265

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

China Region Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,271,570	$ 1,957,028
Net realized gain (loss)	(987,446)	(5,432,051)
Change in net unrealized appreciation (depreciation)	(5,756,026)	4,125,986
Net increase (decrease) in net assets resulting from operations	(5,471,902)	650,963
Distributions to shareholders from net investment income	(1,902,675)	(1,673,748)
Share transactions Net proceeds from sales of shares	13,290,994	20,684,464
Reinvestment of distributions	1,835,453	1,610,891
Cost of shares redeemed	(11,961,020)	(27,726,577)
Net increase (decrease) in net assets resulting from share transactions	3,165,427	(5,431,222)
Redemption fees	27,635	59,725
Total increase (decrease) in net assets	(4,181,515)	(6,394,282)

Net Assets
Beginning of period	110,359,446	116,753,728
End of period (including undistributed net investment income of $980,762 and undistributed net investment income of $1,611,867, respectively)	$ 106,177,931	$ 110,359,446
Other Information Shares
Sold	1,217,724	1,632,861
Issued in reinvestment of distributions	160,162	122,130
Redeemed	(1,109,095)	(2,219,979)
Net increase (decrease)	268,791	(464,988)

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.16	$ 11.27	$ 14.96	$ 14.15	$ 10.25	$ 11.06
Income from Investment Operations
Net investment income (loss)E	.13	.19	.14	.10	.19	.31
Net realized and unrealized gain (loss)	(.65)	(.15)	(3.29)	.80	3.98	(1.10)
Total from investment operations	(.52)	.04	(3.15)	.90	4.17	(.79)
Distributions from net investment income	(.19)	(.16)	(.56)	(.17)	(.32)	(.06)
Redemption fees added to paid in capitalE	-G	.01	.02	.08	.05	.04
Net asset value, end of period	$ 10.45	$ 11.16	$ 11.27	$ 14.96	$ 14.15	$ 10.25
Total ReturnB, C,D	(4.81)%	.23%	(21.82)%	6.77%	42.44%	(6.85)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.34%A	1.32%	1.32%	1.22%	1.34%	1.41%
Expenses net of voluntary waivers, if any	1.34%A	1.32%	1.32%	1.22%	1.34%	1.41%
Expenses net of all reductions	1.34%A	1.31%	1.30%	1.21%	1.32%	1.40%
Net investment income (loss)	2.30%A	1.52%	1.03%	.55%	1.59%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,178	$ 110,359	$ 116,754	$ 179,709	$ 161,518	$ 140,824
Portfolio turnover rate	46%A	53%	75%	103%	84%	109%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Emerging Markets

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2003
Korea (South)	18.4%
Taiwan	13.4%
Brazil	10.9%
Mexico	8.6%
Russia	7.8%
South Africa	7.4%
India	6.2%
China	5.4%
Malaysia	3.3%
Other	18.6%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2002
Korea (South)	22.4%
Taiwan	10.0%
Malaysia	8.9%
Mexico	8.6%
South Africa	8.0%
Brazil	7.6%
India	6.9%
Hong Kong	4.6%
Russia	4.5%
Other	18.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.0	98.0
Bonds	0.0	0.4
Short-Term Investments and Net Other Assets	2.0	1.6
Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductor Equipment & Products)	6.6	8.4
Anglo American PLC (South Africa) (United Kingdom, Metals & Mining)	2.8	3.1
KT Corp. (Korea (South), Diversified Telecommunication Services)	2.6	1.3
YUKOS Corp. sponsored ADR (Russia, Oil & Gas)	2.6	1.4
Lukoil Oil Co. sponsored ADR (Russia, Oil & Gas)	2.5	0.6
Telefonos de Mexico SA de CV sponsored ADR (Mexico, Diversified Telecommunication Services)	2.5	2.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductor Equipment & Products)	2.4	1.0
Chinatrust Financial Holding Co. (Taiwan, Banks)	2.0	1.1
America Movil SA de CV sponsored ADR (Mexico, Wireless Telecommunication Services)	2.0	1.1
Samsung Fire & Marine Insurance Co. Ltd. (Korea (South), Insurance)	2.0	1.5
	28.0
Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.2	15.3
Information Technology	15.7	20.6
Telecommunication Services	15.6	13.6
Energy	11.9	10.0
Materials	11.6	12.2
Consumer Discretionary	10.5	11.1
Consumer Staples	5.6	5.5
Health Care	3.7	2.2
Utilities	2.7	3.3
Industrials	2.5	4.6

Semiannual Report

Emerging Markets

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (Note 1)
Argentina - 0.1%
Perez Companc SA sponsored ADR (a)	39,900	$ 295,659
Bermuda - 0.1%
Lerado Group Holding Co. Ltd.	2,308,000	346,238
Brazil - 10.9%
Aracruz Celulose SA sponsored ADR	58,600	1,230,600
Banco Bradesco SA (PN)	324,703,800	1,337,409
Banco Itau Holding Financeira SA (PN)	41,686,500	2,763,825
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	91,400	1,325,300
Companhia de Bebidas das Americas (AmBev) sponsored ADR	143,682	2,857,835
Companhia Vale do Rio Doce:
(PN-A)	23,900	635,390
sponsored:
ADR	54,700	1,529,412
ADR (non-vtg.)	24,200	638,880
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	44,500	617,215
Gerdau SA sponsored ADR	70,900	862,144
Petroleo Brasileiro SA Petrobras:
(PN)	132,400	2,265,036
sponsored:
ADR	90,200	1,673,210
ADR (non-vtg.)	106,900	1,829,059
Telebras sponsored ADR	170,700	4,434,786
Uniao de Bancos Brasileiros SA (Unibanco) GDR	220,300	3,998,445
TOTAL BRAZIL		27,998,546
Chile - 0.3%
Banco Santander Chile sponsored ADR	38,152	832,477
China - 5.4%
China Petroleum & Chemical Corp. (H Shares)	10,905,000	2,153,273
China Shipping Development Co. Ltd. (H Shares) (a)	5,864,000	1,503,754
Huaneng Power International, Inc. (H Shares)	5,276,000	5,005,981
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares) (a)	7,254,000	1,125,423
Yanzhou Coal Mining Co. Ltd. (H Shares)	6,832,000	2,496,580
Zhejiang Expressway Co. Ltd. (H Shares)	4,000,000	1,538,629
TOTAL CHINA		13,823,640
Czech Republic - 1.2%
Ceske Energeticke Zavody AS	489,500	1,829,058
Philip Morris CR AS	3,136	1,241,661
TOTAL CZECH REPUBLIC		3,070,719

	Shares	Value (Note 1)
Hong Kong - 2.0%
China Mobile (Hong Kong) Ltd.	1,451,000	$ 2,904,902
CNOOC Ltd.	1,813,500	2,383,385
TOTAL HONG KONG		5,288,287
Hungary - 1.7%
Matav Rt. sponsored ADR	135,200	2,624,232
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	66,600	1,741,830
TOTAL HUNGARY		4,366,062
India - 6.2%
Bajaj Auto Ltd.	138,890	1,417,664
Dr. Reddy's Laboratories Ltd.	83,050	1,533,143
Infosys Technologies Ltd.	50,006	2,949,054
ITC Ltd.	100	1,441
Ranbaxy Laboratories Ltd.	253,412	3,614,816
Reliance Industries Ltd.	485,620	2,821,152
State Bank of India	443,700	2,611,848
Tata Engineering & Locomotive Co. Ltd. (a)	336,790	1,073,999
TOTAL INDIA		16,023,117
Indonesia - 1.1%
PT Telkomunikasi Indonesia Tbk	5,833,000	2,757,291
Israel - 2.5%
AudioCodes Ltd. (a)	263,700	936,135
Check Point Software Technologies Ltd. (a)	91,350	1,436,936
ECtel Ltd. (a)	59,000	326,270
Teva Pharmaceutical Industries Ltd. sponsored ADR	80,500	3,759,350
TOTAL ISRAEL		6,458,691
Korea (South) - 18.4%
Amorepacific Corp.	13,640	1,207,328
Hyundai Motor Co. Ltd.	136,930	3,235,809
Kookmin Bank	109,240	3,067,175
KT Corp.	160,890	6,610,465
KT&G Corp.	164,260	2,515,632
LG Ad, Inc.	135,410	1,800,635
POSCO	29,160	2,461,012
Samsung Electronics Co. Ltd.	68,005	17,078,243
Samsung Fire & Marine Insurance Co. Ltd.	102,200	5,048,991
Samsung SDI Co. Ltd.	40,280	2,520,609
Shinsegae Co. Ltd.	16,080	1,919,802
TOTAL KOREA (SOUTH)		47,465,701
Malaysia - 3.3%
British American Tobacco (Malaysia) BHD	200,400	2,004,000
Genting BHD	421,000	1,329,474
Maxis Communications BHD	918,600	1,269,118
Star Publications (Malaysia) BHD	1,315,000	2,110,921
Common Stocks - continued
	Shares	Value (Note 1)
Malaysia - continued
Tanjong PLC	449,000	$ 1,104,776
Telekom Malaysia BHD	384,000	747,789
TOTAL MALAYSIA		8,566,078
Mexico - 8.6%
America Movil SA de CV sponsored ADR	301,100	5,049,447
Fomento Economico Mexicano SA de CV sponsored ADR	57,600	2,186,496
Grupo Financiero BBVA Bancomer SA Series B (a)	2,492,400	2,170,154
Grupo Televisa SA de CV sponsored ADR (a)	100,275	3,042,344
Telefonos de Mexico SA de CV sponsored ADR	209,000	6,313,890
Wal-Mart de Mexico SA de CV Series C	1,338,131	3,406,744
TOTAL MEXICO		22,169,075
Poland - 1.0%
Telekomunikacja Polska SA sponsored GDR (a)	745,400	2,489,636
Russia - 7.8%
Lukoil Oil Co. sponsored ADR	92,200	6,380,240
Mobile TeleSystems OJSC:
GDR (c)	44,100	2,094,750
sponsored ADR (a)	15,500	744,000
Sibneft sponsored ADR (a)	56,700	1,321,677
Surgutneftegaz JSC sponsored ADR	58,800	1,149,540
Vimpel Communications sponsored ADR (a)	42,800	1,706,008
YUKOS Corp. sponsored ADR	37,700	6,597,500
TOTAL RUSSIA		19,993,715
South Africa - 7.4%
ABSA Group Ltd.	602,000	2,633,327
African Bank Investments Ltd.	2,113,200	1,593,753
Alexander Forbes Ltd.	937,100	1,283,716
FirstRand Ltd.	3,382,700	3,293,362
Impala Platinum Holdings Ltd.	94,000	4,640,320
Naspers Ltd. sponsored ADR (a)	51,870	1,545,726
Nedcor Ltd.	306,900	4,124,208
TOTAL SOUTH AFRICA		19,114,412
Taiwan - 13.4%
ASUSTeK Computer, Inc.	963,000	1,879,024
China Motor Co. Ltd.	1,285,000	2,046,413
Chinatrust Financial Holding Co. (a)	6,494,085	5,068,554
Compal Electronics, Inc.	1,566,000	1,689,572
Evergreen Marine Corp.	1,506,000	920,453
Formosa Chemicals & Fibre Corp.	2,286,000	2,204,006
Formosa Plastic Corp.	3,255,650	4,017,014
Mega Financial Holding Co. Ltd. (a)	5,555,000	2,470,660
Pihsiang Machinery Manufacturing Co.	244,000	640,631

	Shares	Value (Note 1)
Siliconware Precision Industries Co. Ltd. (a)	2,852,000	$ 1,350,301
Taishin Financial Holdings Co. Ltd. (a)	3,167,000	1,435,828
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	4,528,798	6,211,666
United Microelectronics Corp. (a)	7,950,857	4,562,902
TOTAL TAIWAN		34,497,024
Thailand - 2.0%
Bangkok Bank Ltd. PCL (For. Reg.) (a)	1,998,000	2,801,917
BEC World PCL (For. Reg.)	465,100	2,239,350
TOTAL THAILAND		5,041,267
Turkey - 1.4%
Anadolu Efes Biracilk Ve Malt Sanyii AS	45,168,300	901,954
Dogan Yayin Holding AS (a)	479,418,700	664,776
Enka Insaat ve Sanayi AS	55,365,445	1,928,129
Koytas Tekstil Sanayi ve Ticaret AS (a)	26,770,000	5
TOTAL TURKEY		3,494,864
United Kingdom - 3.2%
Anglo American PLC (South Africa)	502,807	7,267,073
Antofagasta PLC	102,500	1,032,574
TOTAL UNITED KINGDOM		8,299,647
TOTAL COMMON STOCKS (Cost $229,408,411)		252,392,146
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 1.29% (b)	5,114,481	5,114,481
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	6,052,000	6,052,000
TOTAL MONEY MARKET FUNDS (Cost $11,166,481)		11,166,481
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $240,574,892)		263,558,627
NET OTHER ASSETS - (2.3)%		(6,021,843)
NET ASSETS - 100%		$ 257,536,784
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,094,750 or 0.8% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $127,221,814 and $141,500,352 respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $212 for the period.
Income Tax Information

At September 30, 2002, the fund had a capital loss carryforward of approximately $511,736,000 of which $96,913,000, $19,326,000, $309,416,000, $46,041,000 and $40,040,000 will expire on September 30, 2004, 2006, 2007, 2008 and 2010, respectively.

The fund intends to elect to defer to its fiscal year ending September 30, 2003 approximately $11,543,000 of losses recognized during the period November 1, 2001 to September 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Emerging Markets

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,967,000) (cost $240,574,892) - See accompanying schedule		$ 263,558,627
Foreign currency held at value (cost $2,402,590)		2,389,057
Receivable for investments sold		1,003,827
Receivable for fund shares sold		287,168
Dividends receivable		1,182,583
Interest receivable		9,674
Redemption fees receivable		327
Other receivables		793
Total assets		268,432,056

Liabilities
Payable for investments purchased	$ 3,342,403
Payable for fund shares redeemed	1,198,974
Accrued management fee	154,759
Other payables and accrued expenses	147,136
Collateral on securities loaned, at value	6,052,000
Total liabilities		10,895,272

Net Assets		$ 257,536,784
Net Assets consist of:
Paid in capital		$ 777,199,694
Undistributed net investment income		1,243,771
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(543,905,649)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,998,968
Net Assets, for 35,700,631 shares outstanding		$ 257,536,784
Net Asset Value, offering price and redemption price per share ($257,536,784 ÷ 35,700,631 shares)		$ 7.21

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 3,689,769
Interest		83,572
Security lending		6,320
		3,779,661
Less foreign taxes withheld		(387,500)
Total income		3,392,161

Expenses
Management fee	$ 954,024
Transfer agent fees	588,478
Accounting and security lending fees	79,123
Non-interested trustees' compensation	430
Custodian fees and expenses	156,843
Registration fees	11,549
Audit	36,683
Legal	586
Miscellaneous	14,178
Total expenses before reductions	1,841,894
Expense reductions	(239)	1,841,655
Net investment income (loss)		1,550,506
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(17,054,514)
Foreign currency transactions	(298,893)
Total net realized gain (loss)		(17,353,407)
Change in net unrealized appreciation (depreciation) on: Investment securities	24,204,410
Assets and liabilities in foreign currencies	80,975
Total change in net unrealized appreciation (depreciation)		24,285,385
Net gain (loss)		6,931,978
Net increase (decrease) in net assets resulting from operations		$ 8,482,484
Other Information
Sales charges paid to FDC		$ 18,740

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Emerging Markets
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,550,506	$ 2,153,675
Net realized gain (loss)	(17,353,407)	(18,602,882)
Change in net unrealized appreciation (depreciation)	24,285,385	16,888,089
Net increase (decrease) in net assets resulting from operations	8,482,484	438,882
Distributions to shareholders from net investment income	(1,836,578)	(936,196)
Share transactions Net proceeds from sales of shares	26,917,989	180,799,404
Reinvestment of distributions	1,776,666	910,011
Cost of shares redeemed	(41,570,311)	(122,138,443)
Net increase (decrease) in net assets resulting from share transactions	(12,875,656)	59,570,972
Redemption fees	37,773	491,509
Total increase (decrease) in net assets	(6,191,977)	59,565,167
Net Assets
Beginning of period	263,728,761	204,163,594
End of period (including undistributed net investment income of $1,243,771 and undistributed net investment income of $1,529,843, respectively)	$ 257,536,784	$ 263,728,761
Other Information Shares
Sold	3,779,748	21,706,976
Issued in reinvestment of distributions	243,379	120,213
Redeemed	(5,821,238)	(15,624,566)
Net increase (decrease)	(1,798,111)	6,202,623

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 7.03	$ 6.52	$ 8.71	$ 9.35	$ 6.74	$ 10.35
Income from Investment Operations
Net investment income (loss)E	.04	.06G	.06	.02F	.07	.09
Net realized and unrealized gain (loss)	.19	.47H	(2.22)	(.68)	2.53	(3.47)
Total from investment operations	.23	.53	(2.16)	(.66)	2.60	(3.38)
Distributions from net investment income	(.05)	(.03)	(.03)	-	-	(.08)
Distributions in excess of net investment income	-	-	-	-	-	(.15)
Total distributions	(.05)	(.03)	(.03)	-	-	(.23)
Redemption fees added to paid in capitalE	- J	.01	- J	.02	.01	- J
Net asset value, end of period	$ 7.21	$ 7.03	$ 6.52	$ 8.71	$ 9.35	$ 6.74
Total Return B, C,D	3.26%	8.25%	(24.87)%	(6.84) %	38.72%	(33.23)%
Ratios to Average Net Assets I
Expenses before expense reductions	1.42%A	1.44%	1.54%	1.39%	1.45%	1.59%
Expenses net of voluntary waivers, if any	1.42%A	1.44%	1.54%	1.39%	1.45%	1.59%
Expenses net of all reductions	1.42%A	1.39%	1.45%	1.35%	1.42%	1.56%
Net investment income (loss)	1.19%A	.73%	.78%	.15%	.90%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 257,537	$ 263,729	$ 204,164	$ 304,445	$ 402,392	$ 270,709
Portfolio turnover rate	101%A	120%	113%	100%	94%	87%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.02 per share. G Investment income per share reflects a special dividend which amounted to $.01 per share. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. I Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. J Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2003
France	18.3%
Switzerland	14.5%
Italy	12.1%
Germany	11.0%
United Kingdom	8.5%
Spain	8.4%
Netherlands	7.4%
United States of America	5.7%
Russia	4.7%
Other	9.4%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2002
United Kingdom	19.3%
France	19.2%
Switzerland	15.6%
Italy	10.2%
Germany	10.1%
Netherlands	6.5%
United States of America	5.9%
Finland	4.4%
Russia	2.6%
Other	6.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.4	97.6
Bonds	0.0	1.1
Short-Term Investments and Net Other Assets	2.6	1.3
Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Telecom Italia Spa (Italy, Diversified Telecommunication Services)	4.4	0.0
AXA SA (France, Insurance)	4.2	2.5
Nokia Corp. (Finland, Communications Equipment)	3.7	4.1
Zurich Financial Services AG (Switzerland, Insurance)	3.6	1.4
Banca Intesa Spa (Risp) (Italy, Banks)	3.3	0.0
Synthes-Stratec, Inc. (United States of America, Health Care Equipment & Supplies)	3.1	3.4
Deutsche Telekom AG (Reg.) (Germany, Diversified Telecommunication Services)	3.0	0.0
ASML Holding NV (Netherlands, Semiconductor Equipment & Products)	3.0	2.8
Unicredito Italiano Spa (Italy, Banks)	3.0	0.0
UBS AG (Reg.) (Switzerland, Banks)	2.9	0.0
	34.2
Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	20.2
Health Care	15.8	25.2
Consumer Discretionary	13.8	11.3
Energy	11.7	6.7
Information Technology	11.7	22.5
Telecommunication Services	8.4	2.2
Consumer Staples	6.7	1.3
Industrials	4.0	8.5
Materials	0.0	0.8

Semiannual Report

Europe

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value (Note 1)
Belgium - 0.7%
Colruyt NV	110,800	$ 7,254,144
Denmark - 3.6%
Coloplast AS Series B	66,941	4,955,981
Danske Bank AS	526,900	10,148,702
Group 4 Falck AS	1,112,509	19,419,313
TOTAL DENMARK		34,523,996
Finland - 3.7%
Nokia Corp.	2,159,986	35,790,972
France - 18.3%
AXA SA	2,672,069	40,665,422
BNP Paribas SA	416,400	19,583,913
Essilor International SA	500,600	20,537,995
Financiere Marc de Lacharriere SA (Fimalac)	234,681	5,615,794
L'Oreal SA	287,900	20,619,602
Technip-Coflexip SA	297,778	24,440,391
Television Francaise 1 SA	136,000	3,827,733
TotalFinaElf SA Series B	124,900	16,411,859
Vivendi Universal SA	1,510,600	24,661,633
TOTAL FRANCE		176,364,342
Germany - 8.2%
Continental AG	543,136	9,735,575
Deutsche Telekom AG (Reg.)	2,177,600	29,179,828
Puma AG	98,800	9,505,541
Rational AG	148,900	5,744,249
SAP AG	239,000	24,533,532
TOTAL GERMANY		78,698,725
Italy - 8.8%
Amplifon Spa	126,404	2,036,357
Banca Intesa Spa	437,500	1,137,908
Saeco International Group	1,385,938	5,331,160
Saipem Spa	730,000	5,105,869
Telecom Italia Spa	5,239,400	42,470,577
Unicredito Italiano Spa	6,567,700	28,803,176
TOTAL ITALY		84,885,047
Netherlands - 7.4%
ASML Holding NV (a)	3,337,399	28,884,748
Euronext NV	432,562	9,577,078
IHC Caland NV	178,538	9,233,405
Unilever NV (Certificaten Van Aandelen)	380,500	24,018,069
TOTAL NETHERLANDS		71,713,300
Panama - 0.3%
Carnival Corp. unit	100,767	2,780,162
Russia - 4.7%
Sibneft sponsored ADR (a)	576,700	13,442,877

	Shares	Value (Note 1)
Vimpel Communications sponsored ADR (a)	245,800	$ 9,797,588
YUKOS Corp. sponsored ADR	123,856	21,674,800
TOTAL RUSSIA		44,915,265
Spain - 8.4%
Actividades de Construccion y Servicios SA (ACS)	246,400	9,298,951
Altadis SA (Spain)	483,800	12,496,757
Banco Santander Central Hispano SA	3,311,703	26,070,150
Compania de Distribucion Integral Logista SA	215,641	4,822,595
Iberia Lineas Aereas de Espana SA	2,881,300	5,058,335
Repsol YPF SA	1,555,400	22,697,190
TOTAL SPAIN		80,443,978
Sweden - 1.1%
Hennes & Mauritz AB (H&M) (B Shares)	481,300	10,741,986
Switzerland - 14.5%
Actelion Ltd. (Reg.) (a)	275,499	17,666,190
Geberit AG (Reg.)	14,901	4,697,820
Logitech International SA (Reg.) (a)	263,000	9,709,096
Novartis AG (Reg.)	236,810	9,354,205
Roche Holding AG (participation certificate)	386,570	24,631,565
Straumann Holding AG	123,017	10,990,148
UBS AG (Reg.)	588,750	27,972,580
Zurich Financial Services AG	327,353	34,562,521
TOTAL SWITZERLAND		139,584,125
United Kingdom - 8.5%
3i Group PLC	1,110,215	8,261,548
ARM Holdings PLC (a)	13,271,561	13,592,627
AstraZeneca PLC (United Kingdom)	571,291	22,777,373
Axis Shield PLC (a)	112,569	234,187
Carnival PLC	217,686	5,441,429
Intercontinental Hotels Group PLC	1,648,861	10,026,955
Intermediate Capital Group PLC	348,800	4,889,697
Shire Pharmaceuticals Group PLC (a)	1,486,200	9,561,031
Stanley Leisure PLC	1,601,241	6,995,532
TOTAL UNITED KINGDOM		81,780,379
United States of America - 3.1%
Synthes-Stratec, Inc.	46,643	29,444,599
TOTAL COMMON STOCKS (Cost $771,995,468)		878,921,020
Nonconvertible Preferred Stocks - 6.1%

Germany - 2.8%
Porsche AG (non-vtg.)	72,100	26,605,333
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1)
Italy - 3.3%
Banca Intesa Spa (Risp)	17,500,000	$ 31,740,107
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $53,224,158)		58,345,440
Money Market Funds - 23.9%

Fidelity Cash Central Fund, 1.29% (b)	35,595,355	35,595,355
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	194,608,112	194,608,112
TOTAL MONEY MARKET FUNDS (Cost $230,203,467)		230,203,467
TOTAL INVESTMENT PORTFOLIO - 121.3% (Cost $1,055,423,093)		1,167,469,927
NET OTHER ASSETS - (21.3)%		(205,014,418)
NET ASSETS - 100%		$ 962,455,509
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $811,955,079 and $777,200,281, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $721 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $7,551,000. The weighted average interest rate was 1.38%. At period end there were no interfund loans outstanding.

Income Tax Information

At October 31, 2002, the fund had a capital loss carryforward of approximately $234,986,000 of which $252,000, $107,086,000 and $127,648,000 will expire on October 31, 2006, 2009 and 2010, respectively. Of the loss carryforwards expiring on October 31, 2006, $252,000 was acquired in the merger of the Fidelity Germany Fund and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $184,944,620) (cost $1,055,423,093) - See accompanying schedule		$ 1,167,469,927
Receivable for investments sold		2,922,480
Receivable for fund shares sold		1,220,456
Dividends receivable		1,043,785
Interest receivable		25,709
Redemption fees receivable		454
Other receivables		305,835
Total assets		1,172,988,646

Liabilities
Payable for investments purchased	$ 14,295,103
Payable for fund shares redeemed	1,093,229
Accrued management fee	398,709
Other payables and accrued expenses	137,984
Collateral on securities loaned, at value	194,608,112
Total liabilities		210,533,137

Net Assets		$ 962,455,509
Net Assets consist of:
Paid in capital		$ 1,386,324,161
Undistributed net investment income		3,317,152
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(539,365,264)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		112,179,460
Net Assets, for 50,604,613 shares outstanding		$ 962,455,509
Net Asset Value, offering price and redemption price per share ($962,455,509 ÷ 50,604,613 shares)		$ 19.02

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 6,787,535
Special Dividends		1,169,009
Interest		632,580
Security lending		526,258
		9,115,382
Less foreign taxes withheld		(816,405)
Total income		8,298,977

Expenses
Management fee Basic fee	$ 3,236,281
Performance adjustment	(641,060)
Transfer agent fees	1,420,698
Accounting and security lending fees	241,663
Non-interested trustees' compensation	724
Custodian fees and expenses	209,278
Registration fees	13,938
Audit	31,761
Legal	1,916
Interest	1,154
Miscellaneous	3,324
Total expenses before reductions	4,519,677
Expense reductions	(241,070)	4,278,607
Net investment income (loss)		4,020,370
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(280,610,251)
Foreign currency transactions	(21,777)
Total net realized gain (loss)		(280,632,028)
Change in net unrealized appreciation (depreciation) on: Investment securities	318,764,627
Assets and liabilities in foreign currencies	55,171
Total change in net unrealized appreciation (depreciation)		318,819,798
Net gain (loss)		38,187,770
Net increase (decrease) in net assets resulting from operations		$ 42,208,140
Other Information
Deferred sales charges withheld by FDC		$ 11,900

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,020,370	$ 5,472,286
Net realized gain (loss)	(280,632,028)	(137,081,813)
Change in net unrealized appreciation (depreciation)	318,819,798	(65,157,304)
Net increase (decrease) in net assets resulting from operations	42,208,140	(196,766,831)
Distributions to shareholders from net investment income	(6,786,158)	(11,245,807)
Share transactions Net proceeds from sales of shares	127,937,478	255,088,891
Reinvestment of distributions	6,549,333	10,834,933
Cost of shares redeemed	(83,507,289)	(241,463,201)
Net increase (decrease) in net assets resulting from share transactions	50,979,522	24,460,623
Redemption fees	58,861	179,135
Total increase (decrease) in net assets	86,460,365	(183,372,880)
Net Assets
Beginning of period	875,995,144	1,059,368,024
End of period (including undistributed net investment income of $3,317,152 and undistributed net investment income of $6,082,940, respectively)	$ 962,455,509	$ 875,995,144
Other Information Shares
Sold	7,153,177	11,691,869
Issued in reinvestment of distributions	347,814	434,443
Redeemed	(4,741,110)	(10,988,169)
Net increase (decrease)	2,759,881	1,138,143

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 18.31	$ 22.68	$ 34.88	$ 34.09	$ 32.82	$ 31.05
Income from Investment Operations
Net investment income (loss) F	.08K	.12G	.12	.20	.25	.39
Net realized and unrealized gain (loss)	.77	(4.25)	(8.11)	2.70	3.54	4.10
Total from investment operations	.85	(4.13)	(7.99)	2.90	3.79	4.49
Distributions from net investment income	(.14)	(.24)	(.12)	(.18)	(.28)	(.39)
Distributions from net realized gain	-	-	(4.09)	(1.94)	(2.25)	(2.35)
Total distributions	(.14)	(.24)	(4.21)	(2.12)	(2.53)	(2.74)
Redemption fees added to paid in capital F	- J	- J	- J	.01	.01	.02
Net asset value, end of period	$ 19.02	$ 18.31	$ 22.68	$ 34.88	$ 34.09	$ 32.82
Total Return B, C,D,E	4.65%	(18.49)%	(25.64)%	8.51%	12.18%	15.45%
Ratios to Average Net Assets H
Expenses before expense reductions	1.03%A	1.20%	1.06%	1.09%	.96%	1.10%
Expenses net of voluntary waivers, if any	1.03%A	1.20%	1.06%	1.09%	.96%	1.10%
Expenses net of all reductions	.97%A	1.13%	.99%	1.05%	.89%	1.09%
Net investment income (loss)	.91%A	.52%	.45%	.54%	.76%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 962,456	$ 875,995	$ 1,059,368	$ 1,425,092	$ 1,317,402	$ 1,586,358
Portfolio turnover rate	181% A	127%	123%	144%I	106%	114%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Investment income per share reflects a special dividend which amounted to $.05 per share. H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. I The portfolio turnover rate does not include the assets acquired in the merger of Fidelity France, Fidelity Germany and Fidelity United Kingdom Funds. J Amount represents less than $.01 per-share. K Investment income per share reflects a special dividend which amounts to $.02 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe Capital Appreciation

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2003
United Kingdom	32.8%
Germany	18.3%
France	13.0%
Switzerland	11.0%
Spain	6.6%
United States of America	4.3%
Italy	4.3%
Netherlands	3.1%
Russia	2.0%
Other	4.6%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2002
United Kingdom	26.1%
France	24.2%
Germany	14.5%
United States of America	8.7%
Spain	4.7%
Netherlands	4.6%
Switzerland	3.1%
Ireland	2.8%
Italy	2.7%
Other	8.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.1	91.3
Short-Term Investments and Net Other Assets	3.9	8.7
Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Deutsche Boerse AG (Germany, Diversified Financials)	6.4	5.2
Novartis AG (Switzerland, Pharmaceuticals)	3.8	0.0
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	3.7	0.0
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	3.3	0.0
BP PLC sponsored ADR (United Kingdom, Oil & Gas)	3.2	0.0
Shell Transport & Trading Co. PLC (Reg.) (United Kingdom, Oil & Gas)	2.9	0.0
Unilever PLC (United Kingdom, Food Products)	2.7	6.3
SEB SA (France, Household Durables)	2.1	5.4
TotalFinaElf SA Series B (France, Oil & Gas)	2.0	6.1
Nestle SA (Reg.) (Switzerland, Food Products)	1.9	0.0
	32.0
Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.7	26.6
Consumer Discretionary	15.6	16.9
Health Care	14.1	5.3
Consumer Staples	12.8	22.6
Energy	12.2	7.1
Telecommunication Services	10.9	3.6
Information Technology	4.1	0.8
Materials	2.1	3.1
Industrials	2.0	4.4
Utilities	1.6	0.9

Semiannual Report

Europe Capital Appreciation

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value (Note 1)
Austria - 0.5%
OMV AG	13,700	$ 1,648,361
Belgium - 0.5%
Mobistar SA (a)	53,100	1,733,791
Denmark - 0.8%
Novo Nordisk AS Series B	81,500	2,955,609
Finland - 1.0%
Nokia Corp.	215,700	3,574,149
France - 13.0%
Alcatel SA sponsored ADR	197,000	1,587,820
Aventis SA (France)	16,697	840,527
AXA SA sponsored ADR	132,100	2,006,599
Casino Guichard Perrachon et Compagnie	27,400	1,868,959
CNP Assurances	43,000	1,731,935
Credit Agricole SA	83,400	1,537,822
GrandVision SA	53,600	993,731
L'Air Liquide SA	7,600	1,153,222
L'Oreal SA	41,800	2,993,746
Naf Naf SA (a)	94,600	1,904,071
NRJ Group	63,700	997,211
Pernod-Ricard	36,275	3,190,257
Peugeot Citroen SA	40,000	1,875,892
Renault SA	76,800	3,327,763
Sanofi-Synthelabo SA	15,800	944,331
SEB SA	82,000	7,702,162
Skis Rossignol SA	72,140	847,003
Suez SA (France)	189,400	3,089,974
TotalFinaElf SA Series B	54,000	7,095,600
Vivendi Universal SA sponsored ADR	85,400	1,401,414
TOTAL FRANCE		47,090,039
Germany - 16.5%
Adidas-Salomon AG	20,600	1,775,992
Allianz AG (Reg.)	39,371	2,788,962
Altana AG	37,200	1,826,110
BASF AG	51,400	2,297,295
Bayer AG	97,600	1,784,379
Deutsche Bank AG	127,300	6,555,950
Deutsche Boerse AG	495,680	23,279,317
Deutsche Telekom AG (Reg.)	414,100	5,548,938
E.On AG	28,800	1,381,236
ESCADA AG	99,192	823,000
Puma AG	10,000	962,099
SAP AG	15,600	1,601,352
Schering AG	39,500	1,762,339
Sixt AG	127,900	1,044,030
Suedzucker AG (Bearer)	60,700	1,030,339
T-Online International AG (a)	140,000	1,102,098
Zapf Creation AG	115,037	4,221,780
TOTAL GERMANY		59,785,216

	Shares	Value (Note 1)
Italy - 3.1%
Banca Intesa Spa	460,634	$ 1,198,078
Banca Nazionale del Lavoro (BNL) (a)	1,383,600	2,244,902
Bulgari Spa	306,700	1,431,481
Saeco International Group	281,900	1,084,359
Telecom Italia Spa	479,100	3,883,584
Unicredito Italiano Spa	289,800	1,270,941
TOTAL ITALY		11,113,345
Netherlands - 3.1%
ING Groep NV (Certificaten Van Aandelen)	166,298	2,705,637
Koninklijke Philips Electronics NV	129,800	2,419,523
Koninklijke Philips Electronics NV (NY Shares)	65,700	1,227,276
Royal Dutch Petroleum Co. (Hague Registry)	70,700	2,890,216
Samas Groep NV (Certificaten Van Aandelen)	165,600	592,557
Van der Moolen Holding NV sponsored ADR	147,600	1,564,560
TOTAL NETHERLANDS		11,399,769
Russia - 2.0%
OAO Gazprom sponsored ADR	49,300	776,475
Surgutneftegaz JSC sponsored ADR	70,100	1,370,455
Vimpel Communications sponsored ADR (a)	39,400	1,570,484
YUKOS Corp. sponsored ADR	21,200	3,710,000
TOTAL RUSSIA		7,427,414
Spain - 6.6%
Altadis SA (Spain)	240,300	6,207,050
Amadeus Global Travel Distribution SA Series A	210,800	1,056,010
Banco Espanol de Credito SA (Reg.)	144,000	1,183,503
Banco Santander Central Hispano SA	255,300	2,009,754
Corporacion Mapfre SA (Reg.)	308,300	2,895,825
Grupo Auxiliar Metalurgico SA (Gamesa) (a)	53,600	1,101,016
Repsol YPF SA	309,000	4,509,086
Telefonica SA	163,000	1,806,262
Telefonica SA sponsored ADR	99,254	3,300,196
TOTAL SPAIN		24,068,702
Sweden - 1.8%
Electrolux AB (B Shares)	65,200	1,227,307
Song Networks Holding AB (a)	10,000	43,080
Telefonaktiebolaget LM Ericsson (B Shares) (a)	4,513,400	4,089,142
TeliaSonera AB	301,600	1,076,271
TOTAL SWEDEN		6,435,800
Switzerland - 11.0%
Actelion Ltd. (Reg.) (a)	47,791	3,064,566
Barry Callebaut AG	11,460	1,633,033
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - continued
Centerpulse AG (Reg.) (a)	5,400	$ 1,182,147
Credit Suisse Group sponsored ADR	129,000	3,083,100
Leica Geosystems AG (a)	5,350	450,310
Nestle SA (Reg.)	33,352	6,808,792
Novartis AG:
(Reg.)	56,200	2,219,950
sponsored ADR	296,400	11,701,872
Roche Holding AG (participation certificate)	32,000	2,038,984
Saurer AG (Reg.) (a)	65,520	1,714,917
Sulzer AG (Reg.)	9,400	1,160,772
UBS AG (NY Shares)	84,100	3,990,545
Zurich Financial Services AG	10,110	1,067,432
TOTAL SWITZERLAND		40,116,420
Turkey - 0.0%
Turkcell Iletisim Hizmet AS sponsored ADR (a)	1,700	25,415
United Kingdom - 32.8%
3i Group PLC	443,800	3,302,491
Alliance & Leicester PLC	104,100	1,351,055
AstraZeneca PLC sponsored ADR	130,100	5,187,087
Autonomy Corp. PLC (a)	348,700	904,000
Avis Europe PLC	215,000	295,035
Barratt Developments PLC	227,800	1,523,812
Berkeley Group PLC	89,200	892,167
Boots Group PLC	310,200	2,841,965
BP PLC sponsored ADR	304,400	11,731,576
BPB PLC	194,400	964,405
British Sky Broadcasting Group PLC (BSkyB) (a)	297,500	3,087,439
BT Group PLC	815,900	2,371,816
Cable & Wireless PLC	275,600	331,885
Carlton Communications PLC	1,087,200	1,826,838
Cattles PLC	171,400	868,132
Celltech Group PLC (a)	155,700	636,621
Corin Group PLC	28,000	60,886
Debenhams PLC	166,600	866,482
Diageo PLC	194,700	2,162,354
GlaxoSmithKline PLC	589,000	11,933,144
HBOS PLC	301,500	3,536,655
Lloyds TSB Group PLC	310,800	2,046,691
London Stock Exchange PLC	227,100	1,181,141
Maiden Group PLC	321,500	1,021,275
Medisys PLC (a)	1,047,100	230,405
MyTravel Group PLC	3,152,200	554,891
NDS Group PLC sponsored ADR (a)	58,300	749,155
Next PLC	145,200	2,192,350
Northgate PLC	322,000	2,143,634
Prudential PLC	287,100	1,759,679

	Shares	Value (Note 1)
Reckitt Benckiser PLC	127,700	$ 2,255,094
Redrow PLC Class L	194,500	803,047
Rio Tinto PLC sponsored ADR	19,700	1,510,990
Shell Transport & Trading Co. PLC (Reg.)	1,751,800	10,537,076
SMG PLC	658,601	827,358
Somerfield PLC	769,400	1,172,785
Spirent PLC	4,531,000	1,522,701
Sygen International PLC	1,794,600	1,263,635
Tesco PLC	1,045,100	3,311,498
Trinity Mirror PLC	233,700	1,630,597
Unilever PLC	996,600	9,784,125
Vodafone Group PLC	6,418,100	12,682,181
Vodafone Group PLC sponsored ADR	27,900	551,304
Wilson Connolly Holdings PLC	175,400	487,002
Woolworths Group PLC	1,431,300	801,678
Wyevale Garden Centres PLC	252,000	1,407,432
TOTAL UNITED KINGDOM		119,103,569
United States of America - 0.4%
Synthes-Stratec, Inc.	2,400	1,515,062
TOTAL COMMON STOCKS (Cost $309,134,174)		337,992,661
Nonconvertible Preferred Stocks - 3.0%

Germany - 1.8%
Fresenius Medical Care AG	59,000	2,104,564
Hugo Boss AG	57,300	794,503
Porsche AG (non-vtg.)	9,500	3,505,557
TOTAL GERMANY		6,404,624
Italy - 1.2%
Telecom Italia Spa Risp (non-vtg.)	892,600	4,383,679
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $10,093,970)		10,788,303
Money Market Funds - 15.4%

Fidelity Cash Central Fund, 1.29% (b)	14,443,823	14,443,823
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	41,268,250	41,268,250
TOTAL MONEY MARKET FUNDS (Cost $55,712,073)		55,712,073
TOTAL INVESTMENT PORTFOLIO - 111.5% (Cost $374,940,217)		404,493,037
NET OTHER ASSETS - (11.5)%		(41,565,941)
NET ASSETS - 100%		$ 362,927,096
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $401,175,785 and $447,057,159, respectively.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $2,926,429. The weighted average interest rate was 1.37%. At period end there were no interfund loans outstanding.

Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $95,627,000 of which $22,962,000 and $72,665,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe Capital Appreciation

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $39,386,730) (cost $374,940,217) - See accompanying schedule		$ 404,493,037
Receivable for investments sold		5,115,835
Receivable for fund shares sold		348,525
Dividends receivable		1,635,249
Interest receivable		14,948
Redemption fees receivable		89
Other receivables		134,654
Total assets		411,742,337

Liabilities
Payable for investments purchased	$ 6,551,545
Payable for fund shares redeemed	653,721
Accrued management fee	267,889
Other payables and accrued expenses	73,836
Collateral on securities loaned, at value	41,268,250
Total liabilities		48,815,241

Net Assets		$ 362,927,096
Net Assets consist of:
Paid in capital		$ 459,593,256
Undistributed net investment income		893,708
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(127,161,873)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,602,005
Net Assets, for 25,856,336 shares outstanding		$ 362,927,096
Net Asset Value, offering price and redemption price per share ($362,927,096 ÷ 25,856,336 shares)		$ 14.04

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 4,174,191
Interest		168,035
Security lending		106,581
		4,448,807
Less foreign taxes withheld		(592,569)
Total income		3,856,238

Expenses
Management fee Basic fee	$ 1,382,007
Performance adjustment	424,102
Transfer agent fees	539,824
Accounting and security lending fees	115,287
Non-interested trustees' compensation	687
Custodian fees and expenses	98,540
Registration fees	19,605
Audit	20,156
Legal	914
Interest	777
Miscellaneous	1,507
Total expenses before reductions	2,603,406
Expense reductions	(158,090)	2,445,316
Net investment income (loss)		1,410,922
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(27,035,199)
Foreign currency transactions	119,566
Total net realized gain (loss)		(26,915,633)
Change in net unrealized appreciation (depreciation) on: Investment securities	34,536,507
Assets and liabilities in foreign currencies	(958)
Total change in net unrealized appreciation (depreciation)		34,535,549
Net gain (loss)		7,619,916
Net increase (decrease) in net assets resulting from operations		$ 9,030,838

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe Capital Appreciation
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,410,922	$ 5,542,295
Net realized gain (loss)	(26,915,633)	(72,257,802)
Change in net unrealized appreciation (depreciation)	34,535,549	12,471,905
Net increase (decrease) in net assets resulting from operations	9,030,838	(54,243,602)
Distributions to shareholders from net investment income	(5,760,340)	(4,425,446)
Share transactions Net proceeds from sales of shares	31,480,152	189,963,917
Reinvestment of distributions	5,388,395	4,122,592
Cost of shares redeemed	(101,227,349)	(118,273,597)
Net increase (decrease) in net assets resulting from share transactions	(64,358,802)	75,812,912
Redemption fees	9,317	91,605
Total increase (decrease) in net assets	(61,078,987)	17,235,469

Net Assets
Beginning of period	424,006,083	406,770,614
End of period (including undistributed net investment income of $893,708 and undistributed net investment income of $5,243,126, respectively)	$ 362,927,096	$ 424,006,083
Other Information Shares
Sold	2,347,186	11,629,937
Issued in reinvestment of distributions	395,914	255,585
Redeemed	(7,490,971)	(7,642,179)
Net increase (decrease)	(4,747,871)	4,243,343

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 13.85	$ 15.43	$ 19.58	$ 18.64	$ 16.28	$ 16.57
Income from Investment Operations
Net investment income (loss)E	.05	.19	.16	.14	.15	.15
Net realized and unrealized gain (loss)	.33	(1.60)	(3.33)	1.39	2.20	1.79
Total from investment operations	.38	(1.41)	(3.17)	1.53	2.35	1.94
Distributions from net investment income	(.19)	(.17)	(.11)	(.13)	-	(.17)
Distributions from net realized gain	-	-	(.87)	(.47)	-	(2.08)
Total distributions	(.19)	(.17)	(.98)	(.60)	-	(2.25)
Redemption fees added to paid in capitalE	-G	-G	-G	.01	.01	.02
Net asset value, end of period	$ 14.04	$ 13.85	$ 15.43	$ 19.58	$ 18.64	$ 16.28
Total Return B, C,D	2.79%	(9.29)%	(16.97)%	8.19%	14.50%	13.65%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.38%A	1.37%	1.26%	1.09%	1.07%	1.12%
Expenses net of voluntary waivers, if any	1.38%A	1.37%	1.26%	1.09%	1.07%	1.12%
Expenses net of all reductions	1.30%A	1.32%	1.21%	1.04%	.97%	1.08%
Net investment income (loss)	.75%A	1.18%	.90%	.68%	.86%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 362,927	$ 424,006	$ 406,771	$ 643,150	$ 474,755	$ 650,807
Portfolio turnover rate	228%A	121%	67%	156%	150%	179%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2003
Japan	97.7%
United States of America	2.3%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2002
Japan	98.9%
United States of America	1.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.7	98.9
Short-Term Investments and Net Other Assets	2.3	1.1
Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Nissan Motor Co. Ltd. (Automobiles)	6.9	6.3
Stanley Electric Co. Ltd. (Auto Components)	5.1	5.7
KDDI Corp. (Wireless Telecommunication Services)	5.0	2.7
Takeda Chemical Industries Ltd. (Pharmaceuticals)	5.0	4.9
Yamada Denki Co. Ltd. (Specialty Retail)	4.5	4.0
Shin-Etsu Chemical Co. Ltd. (Chemicals)	4.4	4.5
Suzuki Motor Corp. (Automobiles)	3.9	4.2
Bridgestone Corp. (Auto Components)	3.8	1.3
Canon, Inc. (Office Electronics)	3.5	2.0
Hoya Corp. (Electronic Equipment & Instruments)	2.9	4.4
	45.0
Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	40.9	41.0
Information Technology	16.3	14.9
Health Care	11.5	9.4
Materials	7.4	7.6
Industrials	6.1	5.1
Financials	5.3	11.8
Telecommunication Services	5.1	3.0
Consumer Staples	5.1	6.1

Semiannual Report

Japan

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 40.9%
Auto Components - 10.8%
Bridgestone Corp.	953,000	$ 10,844,939
Denso Corp.	57,300	819,294
Stanley Electric Co. Ltd.	1,177,000	14,849,237
Toyoda Gosei Co. Ltd.	258,800	4,625,510
		31,138,980
Automobiles - 12.6%
Fuji Heavy Industries Ltd.	273,000	980,453
Honda Motor Co. Ltd.	123,300	4,113,288
Nissan Motor Co. Ltd.	2,598,700	19,919,038
Suzuki Motor Corp.	932,000	11,068,456
Toyota Motor Corp.	5,500	124,520
		36,205,755
Hotels, Restaurants & Leisure - 0.0%
Skylark Co. Ltd.	6,000	64,595
Household Durables - 2.9%
Casio Computer Co. Ltd.	303,000	1,847,639
Daito Trust Construction Co.	108,000	2,066,529
Funai Electric Co. Ltd.	39,600	3,996,804
Matsushita Electric Industrial Co. Ltd.	29,000	230,260
Nintendo Co. Ltd.	1,500	117,583
		8,258,815
Internet & Catalog Retail - 0.4%
Nissen Co. Ltd.	106,000	1,145,633
Leisure Equipment & Products - 6.5%
Bandai Co. Ltd.	3,800	141,268
Fuji Photo Film Co. Ltd.	10,000	255,688
Heiwa Corp.	237,500	3,579,629
Konami Corp.	278,500	3,672,888
Konica Corp.	608,000	5,579,108
Nidec Copal Corp.	144,000	2,240,633
Noritsu Koki Co. Ltd.	29,300	887,169
Sankyo Co. Ltd. (Gunma)	17,100	351,651
Takara Co. Ltd.	308,000	1,961,025
		18,669,059
Multiline Retail - 2.2%
Don Quijote Co. Ltd.	67,400	6,139,384
Ryohin Keikaku Co. Ltd.	6,800	125,825
		6,265,209
Specialty Retail - 5.5%
Shimamura Co. Ltd.	7,400	410,783
USS Co. Ltd.	51,120	2,614,152
Yamada Denki Co. Ltd.	662,200	12,810,127
		15,835,062
TOTAL CONSUMER DISCRETIONARY		117,583,108

	Shares	Value (Note 1)
CONSUMER STAPLES - 5.1%
Food & Drug Retailing - 1.4%
Lawson, Inc.	123,600	$ 3,804,836
Seven Eleven Japan Co. Ltd.	10,000	238,866
		4,043,702
Household Products - 2.8%
Kao Corp.	7,000	128,054
Uni-Charm Corp.	195,100	7,794,483
		7,922,537
Personal Products - 0.9%
Kose Corp.	10,100	321,107
Shiseido Co. Ltd.	243,000	2,225,720
		2,546,827
TOTAL CONSUMER STAPLES		14,513,066
FINANCIALS - 5.3%
Banks - 1.6%
Mitsubishi Tokyo Finance Group, Inc. (MTFG)	1,257	4,424,640
Sumitomo Mitsui Financial Group, Inc.	60	94,369
		4,519,009
Diversified Financials - 3.4%
Daiwa Securities Group, Inc.	30,000	118,340
JAFCO Co. Ltd.	28,400	1,029,513
Nikko Cordial Corp.	86,000	231,465
Nomura Holdings, Inc.	524,000	5,204,963
Sumitomo Trust & Banking Ltd.	1,092,000	3,104,386
		9,688,667
Insurance - 0.3%
Sompo Japan Insurance, Inc.	223,000	1,022,205
TOTAL FINANCIALS		15,229,881
HEALTH CARE - 11.5%
Health Care Equipment & Supplies - 1.2%
Olympus Optical Co. Ltd.	16,000	277,892
Terumo Corp.	196,100	3,270,670
		3,548,562
Pharmaceuticals - 10.3%
Fujisawa Pharmaceutical Co. Ltd.	423,000	7,186,678
Kissei Pharmaceutical Co. Ltd.	120,000	1,407,965
Takeda Chemical Industries Ltd.	387,400	14,238,934
Yamanouchi Pharmaceutical Co. Ltd.	266,300	6,741,772
		29,575,349
TOTAL HEALTH CARE		33,123,911
INDUSTRIALS - 6.1%
Building Products - 0.3%
Daikin Industries Ltd.	51,000	851,037
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 1.6%
JGC Corp.	645,000	$ 4,556,962
Machinery - 3.8%
Fanuc Ltd.	6,700	274,999
Hino Motors Ltd.	1,379,000	6,587,931
Koyo Seiko Co. Ltd.	380,000	2,205,307
NTN Corp.	390,000	1,495,774
SMC Corp.	3,400	256,798
THK Co. Ltd.	10,500	97,145
		10,917,954
Road & Rail - 0.4%
Nippon Express Co. Ltd.	327,000	1,223,895
TOTAL INDUSTRIALS		17,549,848
INFORMATION TECHNOLOGY - 16.3%
Electronic Equipment & Instruments - 7.3%
Hoya Corp.	138,600	8,218,428
Kyocera Corp.	4,500	220,278
Murata Manufacturing Co. Ltd.	3,000	107,237
Nidec Corp.	2,800	148,131
Omron Corp.	267,000	4,311,704
Yokogawa Electric Corp.	1,100,000	7,864,082
		20,869,860
Office Electronics - 7.5%
Canon, Inc.	252,000	10,107,720
Minolta Co. Ltd. (a)	935,000	5,190,294
Ricoh Co. Ltd.	400,000	6,153,329
		21,451,343
Semiconductor Equipment & Products - 1.5%
Nikon Corp. (a)	27,000	180,537
Rohm Co. Ltd.	8,100	837,285
Sanken Electric Co. Ltd.	347,000	3,035,283
Tokyo Electron Ltd.	10,200	383,481
		4,436,586
TOTAL INFORMATION TECHNOLOGY		46,757,789
MATERIALS - 7.4%
Chemicals - 7.4%
Hitachi Chemical Co. Ltd.	41,600	377,180
JSR Corp.	362,000	3,787,611
Nitto Denko Corp.	5,700	164,439
Shin-Etsu Chemical Co. Ltd.	424,700	12,752,253
Tosoh Corp.	1,899,000	4,296,489
		21,377,972
TELECOMMUNICATION SERVICES - 5.1%
Wireless Telecommunication Services - 5.1%
KDDI Corp.	4,692	14,285,749

	Shares	Value (Note 1)
NTT DoCoMo, Inc.	100	$ 206,905
NTT DoCoMo, Inc. (c)	50	103,453
		14,596,107
TOTAL COMMON STOCKS (Cost $301,121,699)		280,731,682
Money Market Funds - 16.1%

Fidelity Cash Central Fund, 1.29% (b)	4,478,100	4,478,100
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	41,938,427	41,938,427
TOTAL MONEY MARKET FUNDS (Cost $46,416,527)		46,416,527
TOTAL INVESTMENT PORTFOLIO - 113.8% (Cost $347,538,226)		327,148,209
NET OTHER ASSETS - (13.8)%		(39,710,684)
NET ASSETS - 100%		$ 287,437,525
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $103,453 or 0.0% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $100,477,362 and $88,665,030, respectively.
The fund participated in the security lending program during the period. Cash collateral includes amounts received for unsettled security loans.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $138,461,000 of which $62,465,000 and $75,996,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $39,218,957) (cost $347,538,226) - See accompanying schedule		$ 327,148,209
Receivable for investments sold		2,396,859
Receivable for fund shares sold		626,239
Dividends receivable		1,306,793
Interest receivable		8,234
Redemption fees receivable		556
Other receivables		48,052
Total assets		331,534,942

Liabilities
Payable for investments purchased	$ 1,679,643
Payable for fund shares redeemed	211,292
Accrued management fee	144,321
Other payables and accrued expenses	123,734
Collateral on securities loaned, at value	41,938,427
Total liabilities		44,097,417

Net Assets		$ 287,437,525
Net Assets consist of:
Paid in capital		$ 479,596,651
Undistributed net investment income		115,516
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(171,890,671)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(20,383,971)
Net Assets, for 36,268,556 shares outstanding		$ 287,437,525
Net Asset Value, offering price and redemption price per share ($287,437,525 ÷ 36,268,556 shares)		$ 7.93

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 1,518,952
Interest		27,639
Security lending		216,241
		1,762,832
Less foreign taxes withheld		(156,089)
Total income		1,606,743

Expenses
Management fee Basic fee	$ 1,037,793
Performance adjustment	(191,963)
Transfer agent fees	487,370
Accounting and security lending fees	88,082
Non-interested trustees' compensation	517
Custodian fees and expenses	62,672
Audit	7,435
Total expenses before reductions	1,491,906
Expense reductions	(679)	1,491,227
Net investment income (loss)		115,516
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(31,967,427)
Foreign currency transactions	(13,414)
Total net realized gain (loss)		(31,980,841)
Change in net unrealized appreciation (depreciation) on: Investment securities	20,843,309
Assets and liabilities in foreign currencies	2,151
Total change in net unrealized appreciation (depreciation)		20,845,460
Net gain (loss)		(11,135,381)
Net increase (decrease) in net assets resulting from operations		$ (11,019,865)
Other Information
Sales charges paid to FDC		$ 19,479

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 115,516	$ (2,388,437)
Net realized gain (loss)	(31,980,841)	(75,158,771)
Change in net unrealized appreciation (depreciation)	20,845,460	27,066,413
Net increase (decrease) in net assets resulting from operations	(11,019,865)	(50,480,795)
Share transactions Net proceeds from sales of shares	48,788,967	130,653,779
Cost of shares redeemed	(33,673,449)	(120,425,242)
Net increase (decrease) in net assets resulting from share transactions	15,115,518	10,228,537
Redemption fees	49,133	608,690
Total increase (decrease) in net assets	4,144,786	(39,643,568)

Net Assets
Beginning of period	283,292,739	322,936,307
End of period (including undistributed net investment income of $115,516 and accumulated net investment loss of $0, respectively.)	$ 287,437,525	$ 283,292,739
Other Information Shares
Sold	5,997,785	13,871,240
Redeemed	(4,088,512)	(12,909,221)
Net increase (decrease)	1,909,273	962,019

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 8.25	$ 9.67	$ 20.43	$ 21.77	$ 10.09	$ 11.10
Income from Investment Operations
Net investment income (loss)E	-G	(.07)	(.07)	(.14)	(.07)	(.04)
Net realized and unrealized gain (loss)	(.32)	(1.37)	(6.64)	(.81)	11.74	(.81)
Total from investment operations	(.32)	(1.44)	(6.71)	(.95)	11.67	(.85)
Distributions from net investment income	-	-	-	(.30)	-	-
Distributions in excess of net investment income	-	-	-	(.16)	(.03)	(.18)
Distributions from net realized gain	-	-	(4.07)	-	-	-
Total distributions	-	-	(4.07)	(.46)	(.03)	(.18)
Redemption fees added to paid in capitalE	-G	.02	.02	.07	.04	.02
Net asset value, end of period	$ 7.93	$ 8.25	$ 9.67	$ 20.43	$ 21.77	$ 10.09
Total Return B, C,D	(3.88)%	(14.68)%	(40.35)%	(4.35)%	116.35%	(7.52)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.06%A	1.50%	1.42%	1.17%	1.24%	1.49%
Expenses net of voluntary waivers, if any	1.06%A	1.50%	1.42%	1.17%	1.24%	1.49%
Expenses net of all reductions	1.06%A	1.50%	1.40%	1.16%	1.23%	1.48%
Net investment income (loss)	.08%A	(.77)%	(.57)%	(.58)%	(.47)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 287,438	$ 283,293	$ 322,936	$ 623,950	$ 891,241	$ 265,395
Portfolio turnover rate	63%A	66%	75%	124%	79%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan Smaller Companies

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2003
Japan	96.4%
United States of America	3.6%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2002
Japan	96.3%
United States of America	3.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.4	96.3
Short-Term Investments and Net Other Assets	3.6	3.7
Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
USS Co. Ltd. (Specialty Retail)	7.2	5.3
Don Quijote Co. Ltd. (Multiline Retail)	5.1	5.1
Nishimatsuya Chain Co. Ltd. (Specialty Retail)	4.1	3.5
Yamada Denki Co. Ltd. (Specialty Retail)	3.7	4.1
NOK Corp. (Auto Components)	3.5	2.2
Enplas Corp. (Electronic Equipment & Instruments)	3.0	3.2
Kappa Create Co. Ltd. (Hotels, Restaurants & Leisure)	2.9	3.2
Nichii Gakkan Co. (Health Care Providers & Services)	2.8	3.8
Culture Convenience Club Co. Ltd. (Specialty Retail)	2.8	1.8
Chiyoda Integre Co. Ltd. (Electrical Equipment)	2.7	1.9
	37.8
Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	45.0	43.9
Information Technology	21.4	20.8
Industrials	13.5	11.4
Health Care	8.2	8.2
Materials	2.9	3.1
Financials	2.7	4.2
Consumer Staples	2.7	4.7

Semiannual Report

Japan Smaller Companies

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 45.0%
Auto Components - 5.7%
Nissin Kogyo Co. Ltd.	48,300	$ 956,697
NOK Corp.	889,000	12,367,266
Pacific Industrial Co. Ltd.	262,000	643,459
Phoenix Electric Co. Ltd. (a)	188,300	1,464,969
Stanley Electric Co. Ltd.	100,000	1,261,617
Toyoda Gosei Co. Ltd.	207,900	3,715,779
		20,409,787
Distributors - 0.8%
Ohashi Technica, Inc.	231,700	2,786,753
Telewave, Inc.	15	23,340
		2,810,093
Hotels, Restaurants & Leisure - 6.0%
Colowide Co. Ltd.	164,000	1,179,360
H.I.S. Co. Ltd.	336,100	3,598,598
Kappa Create Co. Ltd.	197,950	10,189,277
Reins International, Inc.	1,000	6,308,087
		21,275,322
Household Durables - 2.1%
Funai Electric Co. Ltd.	53,900	5,440,094
Sanko Soflan Co., Inc.	188,000	1,865,848
		7,305,942
Internet & Catalog Retail - 0.4%
Cybozu, Inc. (a)	146	109,290
Nissen Co. Ltd.	134,300	1,451,495
		1,560,785
Leisure Equipment & Products - 1.2%
Aruze Corp.	100,000	2,279,322
Salomon & Taylor Made Co. Ltd.	277,000	2,148,064
		4,427,386
Media - 1.5%
Apamanshop Co. Ltd.	2,056	3,423,929
Intage, Inc.	173,000	1,818,832
XNET Corp.	190	186,972
		5,429,733
Multiline Retail - 5.7%
Can Do Co. Ltd.	805	1,151,016
Don Quijote Co. Ltd.	200,100	18,226,865
Thanks Japan Corp.	236,300	1,003,671
		20,381,552
Specialty Retail - 21.3%
Arc Land Sakamoto Co. Ltd.	561,200	4,248,118
Culture Convenience Club Co. Ltd.	400,000	4,911,897
Culture Convenience Club Co. Ltd. New	400,000	4,911,897
Nishimatsuya Chain Co. Ltd.	665,600	14,751,302
Pal Co. Ltd.	186,100	2,942,664
Studio Alice Co. Ltd.	175,400	4,425,754

	Shares	Value (Note 1)
Top Culture Co. Ltd.	226,100	$ 988,873
USS Co. Ltd.	500,000	25,568,783
Yamada Denki Co. Ltd.	684,800	13,247,320
		75,996,608
Textiles, Apparel & Luxury Goods - 0.3%
Workman Co. Ltd.	60,300	862,189
TOTAL CONSUMER DISCRETIONARY		160,459,397
CONSUMER STAPLES - 2.7%
Food & Drug Retailing - 2.4%
C Two-Network Co. Ltd.	183,800	3,965,238
Kirindo Co. Ltd.	17,000	131,402
Kraft, Inc.	97,800	448,303
Plant Co. Ltd.	261,100	4,084,663
		8,629,606
Food Products - 0.3%
Natori Co. Ltd.	44,500	281,084
Pickles Corp.	188,000	561,336
		842,420
TOTAL CONSUMER STAPLES		9,472,026
FINANCIALS - 2.7%
Diversified Financials - 1.7%
Matsui Securities Co. Ltd.	490,000	3,070,356
Mitsubishi Securities Co. Ltd.	650,000	2,864,713
		5,935,069
Real Estate - 1.0%
Aeon Mall Co. Ltd.	72,400	1,647,185
Diamond City Co. Ltd.	121,500	1,486,879
Kyoritsu Maintenance Co. Ltd.	30,250	454,914
		3,588,978
TOTAL FINANCIALS		9,524,047
HEALTH CARE - 8.2%
Health Care Equipment & Supplies - 3.4%
Hogy Medical Co.	156,800	6,659,994
Japan Medical Dynamic Marketing, Inc.	268,200	3,658,862
Nakanishi, Inc.	57,000	1,802,599
		12,121,455
Health Care Providers & Services - 3.4%
AS One Corp.	131,120	1,438,080
Hoshiiryou Sanki Co. Ltd.	67,800	667,194
Nichii Gakkan Co.	193,600	9,900,232
		12,005,506
Pharmaceuticals - 1.4%
Kissei Pharmaceutical Co. Ltd.	16,000	187,729
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Sawai Pharmaceutical Co. Ltd.	55,900	$ 1,354,069
Seikagaku Corp.	258,000	3,493,671
		5,035,469
TOTAL HEALTH CARE		29,162,430
INDUSTRIALS - 13.5%
Air Freight & Logistics - 0.6%
Kintetsu World Express, Inc.	274,300	2,260,936
Airlines - 0.2%
Skymark Airlines Co. Ltd. (a)	2,259	737,198
Commercial Services & Supplies - 3.2%
ARRK Corp.	155,200	6,004,626
en-japan, Inc.	422	2,484,545
Fullcast Co. Ltd.	198	827,672
Heian Ceremony Service Co. Ltd.	25,000	91,467
Hu-Management Japan Co. Ltd.	506	1,042,685
Hybrid Service Co. Ltd.	988	432,943
Moshi Moshi Hotline, Inc.	10,000	395,307
		11,279,245
Electrical Equipment - 4.7%
Chiyoda Integre Co. Ltd. (c)	628,300	9,792,169
Cosel Co. Ltd.	219,300	4,306,872
Fujikura Ltd.	593,000	1,341,663
Sansha Electric Manufacturing Co. Ltd.	220,000	1,332,268
		16,772,972
Machinery - 3.0%
Glory Ltd.	14,000	288,490
Nihon Trim Co. Ltd.	130,650	4,175,701
NTN Corp.	800,000	3,068,254
OSG Corp. Co. Ltd.	89,100	464,628
THK Co. Ltd.	306,300	2,833,845
		10,830,918
Marine - 0.9%
Mitsui O.S.K Lines Ltd.	1,200,000	3,148,997
Road & Rail - 0.9%
Hamakyorex Co. Ltd.	246,500	3,095,374
Trading Companies & Distributors - 0.0%
Onoken Co. Ltd.	40,000	215,316
TOTAL INDUSTRIALS		48,340,956
INFORMATION TECHNOLOGY - 21.4%
Computers & Peripherals - 0.2%
Meiko Electronics Co. Ltd. (a)	155,000	847,386
Electronic Equipment & Instruments - 9.5%
Almedio, Inc.	13,000	83,645
Arisawa Manufacturing Co. Ltd.	21,780	506,512
Citizen Electronics Co. Ltd.	171,700	7,220,657

	Shares	Value (Note 1)
EM Systems Co. Ltd.	221,700	$ 1,529,030
Enplas Corp.	455,200	10,605,190
Faith, Inc.	383	1,658,985
Hakuto Co. Ltd.	71,100	852,160
KAGA ELECTRONICS Co. Ltd.	445,900	4,822,973
Nagano Keiki Co. Ltd.	205,000	1,482,821
Siix Corp.	245,700	4,753,017
Tosei Engineering Corp.	36,000	227,091
Yamaichi Electronics Co. Ltd.	20,400	270,238
		34,012,319
Internet Software & Services - 2.0%
Fuji Technica, Inc.	49,000	189,579
G-mode Co. Ltd.	350	883,132
Index Corp.	500	2,514,824
Livin' on the EDGE Co. Ltd. (a)	450	492,031
VIC Tokai Corp.	177,900	1,810,497
Yahoo Japan Corp. (a)	100	1,127,045
		7,017,108
IT Consulting & Services - 2.8%
Gigno System Japan, Inc.	1,868	3,692,165
ITX Corp. (a)	1,525	743,934
JIEC Co. Ltd.	411	138,273
Kawatetsu Systems, Inc.	639	618,066
Matsushita Electric Works Information Systems Co. Ltd.	1,776	4,780,016
		9,972,454
Office Electronics - 2.9%
Minolta Co. Ltd. (a)	500,000	2,775,558
Riso Kagaku Corp.	220,000	7,438,497
		10,214,055
Semiconductor Equipment & Products - 1.8%
AOI Electronics Co. Ltd.	71,700	639,236
Disco Corp.	19,800	661,138
NEC Machinery Corp.	10,000	42,895
Nikon Corp. (a)	128,000	855,881
Shinkawa Ltd.	49,400	714,647
Techno Quartz, Inc.	69,000	236,200
Tokyo Seimitsu Co. Ltd.	61,200	1,057,791
UMC Japan (a)	3,024	2,390,816
		6,598,604
Software - 2.2%
Core Corp.	24,000	102,948
Konami Computer Tokyo, Inc.	305,200	3,516,750
Works Applications Co. Ltd. (a)	840	4,168,384
		7,788,082
TOTAL INFORMATION TECHNOLOGY		76,450,008
MATERIALS - 2.9%
Chemicals - 2.0%
C. Uyemura & Co. Ltd.	235,000	3,953,068
Kaneka Corp.	148,000	673,435
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
NE Chemcat Corp.	144,000	$ 1,441,272
Tosoh Corp.	494,000	1,117,675
		7,185,450
Containers & Packaging - 0.7%
Taisei Lamick Co. Ltd.	82,100	2,430,649
Metals & Mining - 0.1%
Yodogawa Steel Works Ltd.	198,000	536,238
Paper & Forest Products - 0.1%
Kokusai Chart Corp.	71,000	250,810
TOTAL MATERIALS		10,403,147
TOTAL COMMON STOCKS (Cost $316,592,994)		343,812,011
Money Market Funds - 25.9%

Fidelity Cash Central Fund, 1.29% (b)	10,638,397	10,638,397
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	81,743,969	81,743,969
TOTAL MONEY MARKET FUNDS (Cost $92,382,366)		92,382,366
TOTAL INVESTMENT PORTFOLIO - 122.3% (Cost $408,975,360)		436,194,377
NET OTHER ASSETS - (22.3)%		(79,512,373)
NET ASSETS - 100%		$ 356,682,004
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $43,060,616 and $90,646,427, respectively.
The fund participated in the security lending program during the period. Cash collateral includes amounts received for unsettled security loans.
Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Chiyoda Integre Co. Ltd.	$ 433,473	$ 404,186	$ -	$ 9,792,169
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $92,662,000 of which $47,586,000 and $45,076,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan Smaller Companies

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $76,069,750) (cost $408,975,360) - See accompanying schedule		$ 436,194,377
Receivable for investments sold		1,893,392
Receivable for fund shares sold		397,678
Dividends receivable		1,449,928
Interest receivable		10,866
Redemption fees receivable		134
Other receivables		173,300
Total assets		440,119,675

Liabilities
Payable for investments purchased	$ 1,133,641
Payable for fund shares redeemed	194,984
Accrued management fee	211,162
Other payables and accrued expenses	153,915
Collateral on securities loaned, at value	81,743,969
Total liabilities		83,437,671

Net Assets		$ 356,682,004
Net Assets consist of:
Paid in capital		$ 436,581,618
Undistributed net investment income		863,116
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(107,990,115)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		27,227,385
Net Assets, for 54,619,167 shares outstanding		$ 356,682,004
Net Asset Value, offering price and redemption price per share ($356,682,004 ÷ 54,619,167 shares)		$ 6.53

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 1,909,977
Interest		77,090
Security lending		1,211,550
		3,198,617
Less foreign taxes withheld		(215,528)
Total income		2,983,089

Expenses
Management fee	$ 1,313,450
Transfer agent fees	532,404
Accounting and security lending fees	117,376
Non-interested trustees' compensation	757
Custodian fees and expenses	110,645
Registration fees	11,608
Audit	16,217
Legal	849
Miscellaneous	1,987
Total expenses before reductions	2,105,293
Expense reductions	(1,791)	2,103,502
Net investment income (loss)		879,587
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of ($63,154) on sales of investments in affiliated issuers)	(15,074,971)
Foreign currency transactions	51,962
Total net realized gain (loss)		(15,023,009)
Change in net unrealized appreciation (depreciation) on: Investment securities	12,899,370
Assets and liabilities in foreign currencies	4,520
Total change in net unrealized appreciation (depreciation)		12,903,890
Net gain (loss)		(2,119,119)
Net increase (decrease) in net assets resulting from operations		$ (1,239,532)
Other Information
Sales charges paid to FDC		$ 29,145

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan Smaller Companies
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 879,587	$ (221,949)
Net realized gain (loss)	(15,023,009)	(45,135,419)
Change in net unrealized appreciation (depreciation)	12,903,890	(7,998,629)
Net increase (decrease) in net assets resulting from operations	(1,239,532)	(53,355,997)
Share transactions Net proceeds from sales of shares	38,716,141	327,123,364
Cost of shares redeemed	(89,580,866)	(205,162,629)
Net increase (decrease) in net assets resulting from share transactions	(50,864,725)	121,960,735
Redemption fees	175,556	876,424
Total increase (decrease) in net assets	(51,928,701)	69,481,162

Net Assets
Beginning of period	408,610,705	339,129,543
End of period (including undistributed net investment income of $863,116 and accumulated net investment loss of $16,471, respectively)	$ 356,682,004	$ 408,610,705
Other Information Shares
Sold	6,105,031	43,162,404
Redeemed	(14,176,583)	(29,135,810)
Net increase (decrease)	(8,071,552)	14,026,594

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 6.52	$ 6.97	$ 14.25	$ 20.56	$ 6.01	$ 6.47
Income from Investment Operations
Net investment income (loss)E	.02	- G	(.03)	(.12)	(.03)	(.01)
Net realized and unrealized gain (loss)	(.01)	(.47)	(2.80)	(6.13)	14.45	(.45)
Total from investment operations	.01	(.47)	(2.83)	(6.25)	14.42	(.46)
Distributions in excess of net investment income	-	-	-	(.15)	-	(.01)
Distributions from net realized gain	-	-	(4.46)	-	-	-
Total distributions	-	-	(4.46)	(.15)	-	(.01)
Redemption fees added to paid in capitalE	- G	.02	.01	.09	.13	.01
Net asset value, end of period	$ 6.53	$ 6.52	$ 6.97	$ 14.25	$ 20.56	$ 6.01
Total Return B, C,D	.15%	(6.46)%	(25.96)%	(30.24)%	242.10%	(6.94)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.18% A	1.19%	1.21%	1.07%	1.07%	1.23%
Expenses net of voluntary waivers, if any	1.18% A	1.19%	1.21%	1.07%	1.07%	1.23%
Expenses net of all reductions	1.18% A	1.19%	1.19%	1.06%	1.07%	1.23%
Net investment income (loss)	.49% A	(.06)%	(.40)%	(.57)%	(.22)%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 356,682	$ 408,611	$ 339,130	$ 559,577	$ 1,780,012	$ 99,987
Portfolio turnover rate	25% A	50%	52%	39%	39%	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Latin America

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2003
Brazil	45.2%
Mexico	42.2%
United States of America	5.1%
United Kingdom	2.7%
Chile	2.1%
Luxembourg	1.1%
Colombia	0.9%
Argentina	0.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2002
Mexico	46.1%
Brazil	42.4%
Chile	3.5%
United States of America	2.7%
United Kingdom	2.7%
Argentina	1.9%
Colombia	0.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.9	97.3
Short-Term Investments and Net Other Assets	5.1	2.7
Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Telefonos de Mexico SA de CV sponsored ADR (Mexico, Diversified Telecommunication Services)	11.3	14.3
America Movil SA de CV sponsored ADR (Mexico, Wireless Telecommunication Services)	7.7	6.0
Petroleo Brasileiro SA Petrobras (Brazil, Oil & Gas)	7.1	5.5
Wal-Mart de Mexico SA de CV Series C (Mexico, Multiline Retail)	5.3	4.8
Companhia de Bebidas das Americas (AmBev) sponsored ADR (Brazil, Beverages)	5.2	3.5
Grupo Televisa SA de CV sponsored ADR (Mexico, Media)	4.8	5.1
Banco Itau Holding Financeira SA (PN) (Brazil, Banks)	4.2	3.4
Cemex SA de CV sponsored ADR (Mexico, Construction Materials)	4.0	5.0
Fomento Economico Mexicano SA de CV sponsored ADR (Mexico, Beverages)	3.5	4.1
Petroleo Brasileiro SA Petrobras sponsored ADR (Brazil, Oil & Gas)	3.5	5.5
	56.6
Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunication Services	25.9	24.8
Materials	16.0	19.0
Financials	14.4	11.7
Energy	12.4	12.1
Consumer Staples	11.9	14.6
Consumer Discretionary	10.9	10.9
Utilities	2.3	1.4
Industrials	1.1	2.8

Semiannual Report

Latin America

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value (Note 1)
Argentina - 0.7%
Perez Companc SA sponsored ADR (a)	160,554	$ 1,189,705
Brazil - 45.2%
Aracruz Celulose SA sponsored ADR	73,000	1,533,000
Banco Bradesco SA:
(PN)	584,943,900	2,409,302
sponsored ADR	129,200	2,661,520
Banco Itau Holding Financeira SA (PN)	109,774,600	7,278,082
Brasil Telecom Participacoes SA sponsored ADR	87,300	3,090,420
Centrais Electricas Brasileiras (Electrobras) SA (PN-B)	232,416,700	1,984,045
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	154,100	2,234,450
Companhia de Bebidas das Americas (AmBev)	589,135	102,203
Companhia de Bebidas das Americas (AmBev) sponsored ADR	453,326	9,016,654
Companhia Energetica Minas Gerais (CEMIG) (PN) (a)	146,336,854	1,553,352
Companhia Paranaense de Energia-Copel sponsored ADR	177,000	573,480
Companhia Vale do Rio Doce:
(PN-A)	68,000	1,807,805
sponsored:
ADR	162,800	4,551,888
ADR (non-vtg.)	113,900	3,006,960
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	133,343	1,849,467
Empresa Nacional de Comercio Redito e Participacoes SA (PN) (a)	11,465,310	11,619
Gerdau SA sponsored ADR	146,700	1,783,872
Petroleo Brasileiro SA Petrobras:
(PN)	306,570	5,244,653
sponsored:
ADR	324,300	6,015,765
ADR (non-vtg.)	418,500	7,160,535
Tele Norte Leste Participacoes SA ADR	463,000	5,023,550
Telebras sponsored ADR	149,300	3,878,814
Uniao de Bancos Brasileiros SA (Unibanco) GDR	142,800	2,591,820
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	587,400	2,199,471
Votorantim Celulose e Papel SA (PN)	28,656,099	1,074,973
TOTAL BRAZIL		78,637,700
Chile - 2.1%
Banco Santander Chile sponsored ADR	142,228	3,103,415
Vina Concha y Toro SA sponsored ADR	14,900	577,375
TOTAL CHILE		3,680,790

	Shares	Value (Note 1)
Colombia - 0.9%
Suramericana de Inversiones SA	1,761,400	$ 1,534,589
Luxembourg - 1.1%
Tenaris SA sponsored ADR (a)	86,069	2,022,622
Mexico - 42.2%
America Movil SA de CV sponsored ADR	803,200	13,469,664
Cemex SA de CV sponsored ADR	306,288	6,998,681
Consorcio ARA SA de CV (a)	535,000	988,975
Fomento Economico Mexicano SA de CV sponsored ADR	159,000	6,035,640
Grupo Bimbo SA de CV Series A	451,000	712,024
Grupo Financiero BBVA Bancomer SA Series B (a)	6,143,700	5,349,372
Grupo Modelo SA de CV Series C	825,700	1,844,807
Grupo Televisa SA de CV sponsored ADR (a)	276,700	8,395,078
Industrias Penoles SA de CV	206,100	393,432
Telefonos de Mexico SA de CV sponsored ADR	652,300	19,705,984
TV Azteca SA de CV sponsored ADR	67,800	393,240
Wal-Mart de Mexico SA de CV Series C	3,644,281	9,277,965
TOTAL MEXICO		73,564,862
United Kingdom - 2.7%
Antofagasta PLC	462,200	4,656,151
TOTAL COMMON STOCKS (Cost $146,372,024)		165,286,419
Nonconvertible Bonds - 0.0%
Principal Amount
Brazil - 0.0%
Companhia Vale do Rio Doce 0% 9/29/49 (Cost $0)	BRL	290,000	0
Money Market Funds - 13.5%
Fidelity Cash Central Fund, 1.29% (b)	8,838,408	8,838,408
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	14,588,600	14,588,600
TOTAL MONEY MARKET FUNDS (Cost $23,427,008)		23,427,008
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $169,799,032)		188,713,427
NET OTHER ASSETS - (8.4)%		(14,619,257)
NET ASSETS - 100%		$ 174,094,170
Currency Abbreviations
BRL	-	Brazilian real
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $25,307,815 and $24,645,995, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $894 for the period.
Income Tax Information

At October 31, 2002, the fund had a capital loss carryforward of approximately $127,588,000 of which $36,899,000, $37,615,000, $22,657,000, $11,151,000, $7,285,000 and $11,981,000 will expire on October 31, 2003, 2004, 2007, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Latin America

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,731,735) (cost $169,799,032) - See accompanying schedule		$ 188,713,427
Receivable for fund shares sold		1,322,077
Dividends receivable		871,641
Interest receivable		6,231
Redemption fees receivable		2
Other receivables		3,464
Total assets		190,916,842

Liabilities
Payable for investments purchased	$ 1,944,710
Payable for fund shares redeemed	102,941
Accrued management fee	96,874
Other payables and accrued expenses	89,547
Collateral on securities loaned, at value	14,588,600
Total liabilities		16,822,672

Net Assets		$ 174,094,170
Net Assets consist of:
Paid in capital		$ 290,791,473
Undistributed net investment income		1,096,468
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(136,737,541)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,943,770
Net Assets, for 16,323,044 shares outstanding		$ 174,094,170
Net Asset Value, offering price and redemption price per share ($174,094,170 ÷ 16,323,044 shares)		$ 10.67

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 3,011,962
Interest		21,081
Security lending		17,073
		3,050,116
Less foreign taxes withheld		(311,602)
Total income		2,738,514

Expenses
Management fee	$ 533,085
Transfer agent fees	357,914
Accounting and security lending fees	44,730
Custodian fees and expenses	43,565
Registration fees	12,029
Audit	27,088
Legal	310
Miscellaneous	17,710
Total expenses before reductions	1,036,431
Expense reductions	(534)	1,035,897
Net investment income (loss)		1,702,617
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(6,103,519)
Foreign currency transactions	(192,533)
Total net realized gain (loss)		(6,296,052)
Change in net unrealized appreciation (depreciation) on: Investment securities	34,132,562
Assets and liabilities in foreign currencies	215,183
Total change in net unrealized appreciation (depreciation)		34,347,745
Net gain (loss)		28,051,693
Net increase (decrease) in net assets resulting from operations		$ 29,754,310
Other Information
Sales charges paid to FDC		$ 12,296

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Latin America
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,702,617	$ 2,935,437
Net realized gain (loss)	(6,296,052)	(13,524,865)
Change in net unrealized appreciation (depreciation)	34,347,745	(7,635,344)
Net increase (decrease) in net assets resulting from operations	29,754,310	(18,224,772)
Distributions to shareholders from net investment income	(2,628,539)	(4,311,069)
Share transactions Net proceeds from sales of shares	18,906,242	20,347,096
Reinvestment of distributions	2,504,746	4,134,096
Cost of shares redeemed	(14,918,406)	(46,144,032)
Net increase (decrease) in net assets resulting from share transactions	6,492,582	(21,662,840)
Redemption fees	76,757	140,974
Total increase (decrease) in net assets	33,695,110	(44,057,707)

Net Assets
Beginning of period	140,399,060	184,456,767
End of period (including undistributed net investment income of $1,096,468 and undistributed net investment income of $2,022,390, respectively)	$ 174,094,170	$ 140,399,060
Other Information Shares
Sold	1,935,931	1,720,446
Issued in reinvestment of distributions	277,688	359,487
Redeemed	(1,624,423)	(4,083,278)
Net increase (decrease)	589,196	(2,003,345)

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 8.92	$ 10.40	$ 13.87	$ 12.31	$ 10.73	$ 15.51
Income from Investment Operations
Net investment income (loss)E	.11	.17	.27G	.07	.18	.22F
Net realized and unrealized gain (loss)	1.81	(1.41)	(3.68)	1.61	1.61	(4.81)
Total from investment operations	1.92	(1.24)	(3.41)	1.68	1.79	(4.59)
Distributions from net investment income	(.17)	(.25)	(.07)	(.14)	(.25)	(.20)
Redemption fees added to paid in capitalE	-I	.01	.01	.02	.04	.01
Net asset value, end of period	$ 10.67	$ 8.92	$ 10.40	$ 13.87	$ 12.31	$ 10.73
Total Return B, C,D	21.87%	(12.37)%	(24.61)%	13.76%	17.46%	(30.01)%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.43%A	1.44%	1.41%	1.25%	1.32%	1.34%
Expenses net of voluntary waivers, if any	1.43%A	1.44%	1.41%	1.25%	1.32%	1.34%
Expenses net of all reductions	1.43%A	1.41%	1.35%	1.23%	1.30%	1.33%
Net investment income (loss)	2.34%A	1.57%	2.14%	.44%	1.55%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 174,094	$ 140,399	$ 184,457	$ 297,265	$ 307,336	$ 332,240
Portfolio turnover rate	35%A	128%	96%	51%	49%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.06 per share. G Investment income per share reflects a special dividend which amounted to $.07 per share. H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. I Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Nordic

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2003
Sweden	43.3%
Norway	18.3%
Finland	14.7%
Denmark	10.9%
United Kingdom	4.7%
Switzerland	4.1%
United States of America	3.8%
Cayman Islands	0.2%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2002
Sweden	38.4%
Norway	21.2%
Finland	19.1%
Denmark	15.7%
Switzerland	4.1%
United Kingdom	1.9%
United States of America	(0.4)%	*

* Amount not included in pie chart. Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.2	100.4
Short-Term Investments and Net Other Assets	3.8	(0.4)
Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Nokia Corp. (Finland, Communications Equipment)	9.2	9.7
Svenska Handelsbanken AB (A Shares) (Sweden, Banks)	4.9	3.3
AstraZeneca PLC (Sweden) (United Kingdom, Pharmaceuticals)	4.7	1.9
Telefonaktiebolaget LM Ericsson (B Shares) (Sweden, Communications Equipment)	4.3	2.5
Nordea AB (Sweden, Banks)	4.1	1.8
Nobel Biocare Holding AG (Switzerland) (Switzerland, Health Care Equipment & Supplies)	4.1	4.1
DnB Holding ASA (Norway, Banks)	3.8	3.5
Coloplast AS Series B (Denmark, Health Care Equipment & Supplies)	3.3	2.9
Storebrand ASA (A Shares) (Norway, Insurance)	3.2	1.6
Munters AB (Sweden, Machinery)	3.1	3.0
	44.7
Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.6	18.6
Health Care	20.0	17.1
Information Technology	16.6	19.0
Industrials	12.6	19.0
Consumer Discretionary	7.0	9.0
Consumer Staples	5.7	4.9
Telecommunication Services	4.9	1.5
Materials	2.8	7.8
Energy	1.0	3.5

Semiannual Report

Nordic

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (Note 1)
Cayman Islands - 0.2%
DSND, Inc. (a)	94,700	$ 142,113
Denmark - 10.9%
Carlsberg AS Series B	8,600	313,174
Coloplast AS Series B	31,800	2,354,315
D/S 1912 Series B	78	700,715
Danske Bank AS	77,020	1,483,494
Group 4 Falck AS	33,065	577,163
ISS AS	12,300	460,868
Novo Nordisk AS Series B	52,295	1,896,486
TOTAL DENMARK		7,786,215
Finland - 14.7%
Amer Group PLC (A Shares)	18,000	543,445
Finnair OY	66,700	261,790
Nokia Corp.	395,095	6,546,727
TietoEnator Oyj	64,100	1,064,398
UPM-Kymmene Corp.	71,700	1,050,292
Vacon Oyj	108,900	1,028,973
TOTAL FINLAND		10,495,625
Norway - 18.3%
Bolig- og Naeringsbanken ASA	20,000	517,372
DnB Holding ASA	560,295	2,674,592
Ekornes AS	44,200	593,806
Frontline Ltd.	27,600	291,901
Gjensidige NOR ASA	53,110	1,840,697
Norman ASA	47,000	298,918
Orkla ASA (A Shares)	85,785	1,495,772
Schibsted AS (B Shares)	98,000	1,134,502
Storebrand ASA (A Shares) (a)	555,700	2,263,495
Telenor ASA	356,300	1,425,831
TGS Nopec Geophysical Co. ASA (a)	29,100	291,129
VISMA ASA	29,600	211,522
TOTAL NORWAY		13,039,537
Sweden - 43.3%
Assa Abloy AB (B Shares)	27,502	263,061
Axfood AB	35,600	667,942
Capio AB (a)	129,760	907,012
Concordia Maritime AB (B Shares)	11,400	16,356
Elekta AB (B Shares) (a)	83,300	909,143
Eniro AB	76,600	587,092
Getinge AB (B Shares)	21,790	494,341
Hennes & Mauritz AB (H&M) (B Shares)	76,740	1,712,736
Hexagon AB (B Shares)	37,700	684,227
Intrum Justitia AB	146,500	709,630
Karo Bio AB (a)	29,350	100,777
Kinnevik Industrifoervaltng AB (B Shares)	12,600	196,233
Modern Times Group AB (MTG) (B Shares) (a)	40,800	457,803
Munters AB	109,180	2,235,923

	Shares	Value (Note 1)
Nordea AB	550,600	$ 2,930,376
Observer AB	188,083	438,228
OM AB	197,600	1,131,621
ORC Software AB	50,300	302,247
Q-Med AB (a)	59,360	829,843
Readsoft AB (B Shares) (a)	388,556	238,243
Sectra AB (B Shares)	96,700	450,617
Securitas AB (B Shares)	138,425	1,629,608
Skandia Foersaekrings AB	634,600	1,852,142
Svenska Cellulosa AB (SCA) (B Shares)	21,000	713,340
Svenska Handelsbanken AB (A Shares)	217,616	3,469,217
Swedish Match Co.	221,100	1,640,369
Tele2 AB (B Shares) (a)	41,000	1,372,600
Teleca AB (B Shares)	38,350	128,859
Telefonaktiebolaget LM Ericsson (B Shares) (a)	3,375,100	3,057,842
TeliaSonera AB	202,905	724,074
TOTAL SWEDEN		30,851,502
Switzerland - 4.1%
Nobel Biocare Holding AG (Switzerland)	52,450	2,904,423
United Kingdom - 4.7%
AstraZeneca PLC (Sweden)	83,300	3,309,690
TOTAL COMMON STOCKS (Cost $60,744,303)		68,529,105
Money Market Funds - 27.4%

Fidelity Cash Central Fund, 1.29% (b)	2,721,741	2,721,741
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	16,842,030	16,842,030
TOTAL MONEY MARKET FUNDS (Cost $19,563,771)		19,563,771
TOTAL INVESTMENT PORTFOLIO - 123.6% (Cost $80,308,074)		88,092,876
NET OTHER ASSETS - (23.6)%		(16,831,027)
NET ASSETS - 100%		$ 71,261,849
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $41,170,547 and $47,951,152, respectively.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $22,901,000 of which $16,400,000 and $6,501,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Nordic

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,844,535) (cost $80,308,074) - See accompanying schedule		$ 88,092,876
Receivable for investments sold		835,564
Receivable for fund shares sold		42,195
Dividends receivable		664,125
Interest receivable		2,501
Other receivables		41,349
Total assets		89,678,610

Liabilities
Payable for investments purchased	$ 1,388,083
Payable for fund shares redeemed	82,979
Accrued management fee	40,675
Other payables and accrued expenses	62,994
Collateral on securities loaned, at value	16,842,030
Total liabilities		18,416,761

Net Assets		$ 71,261,849
Net Assets consist of:
Paid in capital		$ 97,241,627
Undistributed net investment income		645,340
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(34,421,367)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,796,249
Net Assets, for 4,542,744 shares outstanding		$ 71,261,849
Net Asset Value, offering price and redemption price per share ($71,261,849 ÷ 4,542,744 shares)		$ 15.69

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 1,303,295
Interest		19,682
Security lending		86,175
		1,409,152
Less foreign taxes withheld		(192,635)
Total income		1,216,517

Expenses
Management fee	$ 260,724
Transfer agent fees	146,446
Accounting and security lending fees	30,743
Non-interested trustees' compensation	144
Custodian fees and expenses	47,646
Registration fees	6,702
Audit	33,763
Legal	162
Miscellaneous	397
Total expenses before reductions	526,727
Expense reductions	(8,775)	517,952
Net investment income (loss)		698,565
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(4,357,687)
Foreign currency transactions	8,093
Total net realized gain (loss)		(4,349,594)
Change in net unrealized appreciation (depreciation) on: Investment securities	5,376,369
Assets and liabilities in foreign currencies	11,232
Total change in net unrealized appreciation (depreciation)		5,387,601
Net gain (loss)		1,038,007
Net increase (decrease) in net assets resulting from operations		$ 1,736,572
Other Information
Sales charges paid to FDC		$ 1,690

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Nordic
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 698,565	$ 530,752
Net realized gain (loss)	(4,349,594)	(8,835,690)
Change in net unrealized appreciation (depreciation)	5,387,601	(530,663)
Net increase (decrease) in net assets resulting from operations	1,736,572	(8,835,601)
Distributions to shareholders from net investment income	(575,077)	(333,684)
Share transactions Net proceeds from sales of shares	3,025,886	8,004,565
Reinvestment of distributions	556,144	321,742
Cost of shares redeemed	(7,480,080)	(23,609,374)
Net increase (decrease) in net assets resulting from share transactions	(3,898,050)	(15,283,067)
Redemption fees	6,039	10,552
Total increase (decrease) in net assets	(2,730,516)	(24,441,800)

Net Assets
Beginning of period	73,992,365	98,434,165
End of period (including undistributed net investment income of $645,340 and undistributed net investment income of $521,852, respectively)	$ 71,261,849	$ 73,992,365
Other Information Shares
Sold	199,303	442,868
Issued in reinvestment of distributions	35,973	17,591
Redeemed	(508,637)	(1,330,791)
Net increase (decrease)	(273,361)	(870,332)

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 15.36	$ 17.31	$ 27.19	$ 22.49	$ 16.26	$ 15.94
Income from Investment Operations
Net investment income (loss)E	.15	.10	.07	.05	.07	.03
Net realized and unrealized gain (loss)	.30	(1.99)	(9.71)	5.10	6.14	1.46
Total from investment operations	.45	(1.89)	(9.64)	5.15	6.21	1.49
Distributions from net investment income	(.12)	(.06)	(.03)	(.06)	-	(.07)
Distributions from net realized gain	-	-	(.22)	(.45)	-	(1.18)
Total distributions	(.12)	(.06)	(.25)	(.51)	-	(1.25)
Redemption fees added to paid in capitalE	-G	-G	.01	.06	.02	.08
Net asset value, end of period	$ 15.69	$ 15.36	$ 17.31	$ 27.19	$ 22.49	$ 16.26
Total Return B, C,D	2.94%	(10.97)%	(35.72)%	23.21%	38.31%	10.99%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.50%A	1.35%	1.26%	1.17%	1.27%	1.35%
Expenses net of voluntary waivers, if any	1.50%A	1.35%	1.26%	1.17%	1.27%	1.35%
Expenses net of all reductions	1.48%A	1.30%	1.20%	1.15%	1.23%	1.35%
Net investment income (loss)	1.99%A	.57%	.34%	.18%	.37%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,262	$ 73,992	$ 98,434	$ 200,872	$ 111,388	$ 101,858
Portfolio turnover rate	122%A	106%	88%	80%	70%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pacific Basin

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2003
Japan	56.9%
Australia	16.5%
Korea (South)	7.2%
United States of America	5.6%
Taiwan	3.8%
Hong Kong	3.3%
Singapore	2.4%
China	2.2%
Malaysia	1.0%
Other	1.1%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2002
Japan	59.8%
Australia	14.4%
Hong Kong	6.3%
Korea (South)	6.1%
Taiwan	3.1%
United States of America	2.7%
Singapore	2.2%
Malaysia	1.7%
China	1.5%
Other	2.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.7	97.5
Short-Term Investments and Net Other Assets	5.3	2.5
Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Canon, Inc. (Japan, Office Electronics)	3.1	2.7
Toyota Motor Corp. (Japan, Automobiles)	3.0	2.8
Samsung Electronics Co. Ltd. (Korea (South), Semiconductor Equipment & Products)	2.9	2.3
Takeda Chemical Industries Ltd. (Japan, Pharmaceuticals)	2.8	3.4
National Australia Bank Ltd. (Australia, Banks)	2.2	1.4
Australia & New Zealand Banking Group Ltd. (Australia, Banks)	2.2	2.4
QBE Insurance Group Ltd. (Australia, Insurance)	2.0	1.2
BHP Billiton Ltd. (Australia, Metals & Mining)	2.0	1.6
Tokyo Electric Power Co. (Japan, Electric Utilities)	2.0	1.7
Nomura Holdings, Inc. (Japan, Diversified Financials)	2.0	2.0
	24.2
Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.6	24.7
Consumer Discretionary	20.5	26.0
Information Technology	19.9	18.3
Consumer Staples	6.0	6.2
Industrials	5.9	4.6
Telecommunication Services	5.5	3.6
Materials	5.4	4.6
Health Care	4.4	5.6
Utilities	2.9	2.7
Energy	1.6	1.2

Semiannual Report

Pacific Basin

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (Note 1)
Australia - 16.5%
Amcor Ltd.	321,869	$ 1,676,120
Australia & New Zealand Banking Group Ltd.	476,431	5,568,060
BHP Billiton Ltd.	922,827	5,227,737
Billabong International Ltd.	414,362	1,477,465
Fosters Group Ltd.	353,741	993,090
Harvey Norman Holdings Ltd.	669,174	956,090
John Fairfax Holdings Ltd.	452,007	863,913
Leighton Holdings Ltd.	169,559	1,032,790
Macquarie Bank Ltd.	55,947	879,284
National Australia Bank Ltd.	278,493	5,671,823
News Corp. Ltd.	622,780	4,403,053
Publishing & Broadcasting Ltd.	268,337	1,484,794
QBE Insurance Group Ltd.	981,538	5,252,790
Rio Tinto Ltd.	96,326	1,918,326
Westfield Holdings Ltd.	185,527	1,697,403
Westpac Banking Corp.	348,377	3,473,319
TOTAL AUSTRALIA		42,576,057
China - 2.2%
China Oilfield Services Ltd. (H Shares)	3,436,000	726,925
China Petroleum & Chemical Corp. (H Shares)	12,950,000	2,557,074
China Telecom Corp. Ltd. (H Shares)	10,210,000	1,950,584
PetroChina Co. Ltd. (H Shares)	2,234,000	509,866
TOTAL CHINA		5,744,449
Hong Kong - 3.3%
Cheung Kong Holdings Ltd.	241,000	1,331,825
CNOOC Ltd.	261,000	343,018
Esprit Holdings Ltd.	1,138,500	2,233,455
Hong Kong Exchanges & Clearing Ltd.	1,536,000	1,792,195
Hutchison Whampoa Ltd.	483,700	2,691,650
TOTAL HONG KONG		8,392,143
Indonesia - 0.3%
PT Telkomunikasi Indonesia Tbk	1,829,500	864,815
Japan - 56.9%
Aeon Credit Service Ltd.	32,440	776,246
Ajinomoto Co., Inc.	224,000	2,279,659
Bank of Yokohama Ltd.	381,000	1,349,098
Bridgestone Corp.	136,000	1,547,651
Canon, Inc.	203,000	8,142,332
Citizen Electronics Co. Ltd.	13,000	546,701
Credit Saison Co. Ltd.	95,700	1,807,027
Daito Trust Construction Co.	152,000	2,908,449
Denso Corp.	59,600	852,181
Dentsu, Inc.	414	1,236,133
Don Quijote Co. Ltd.	38,400	3,497,809
East Japan Railway Co.	951	4,319,274
FamilyMart Co. Ltd.	100,300	1,919,193
Fuji Photo Film Co. Ltd.	97,000	2,480,172

	Shares	Value (Note 1)
Fuji Seal, Inc.	23,400	$ 954,540
Fujisawa Pharmaceutical Co. Ltd.	63,000	1,070,356
Hankyu Department Stores, Inc.	132,000	724,976
Hitachi Chemical Co. Ltd.	108,300	981,937
Hitachi Information Systems Co. Ltd.	27,700	524,202
Honda Motor Co. Ltd.	107,200	3,576,192
Hoya Corp.	37,700	2,235,460
Ito-Yokado Co. Ltd.	67,000	1,580,681
JAFCO Co. Ltd.	47,900	1,736,398
Japan Medical Dynamic Marketing, Inc.	40,900	557,970
Japan Tobacco, Inc.	102	596,240
JGC Corp.	202,000	1,427,142
Kao Corp.	83,000	1,518,357
Kawasaki Kisen Kaisha Ltd.	269,000	617,663
KDDI Corp.	828	2,521,014
Keyence Corp.	7,510	1,210,873
Kissei Pharmaceutical Co. Ltd.	42,000	492,788
Konica Corp.	27,000	247,756
Kyocera Corp.	52,700	2,579,705
Kyushu Electric Power Co., Inc.	155,900	2,431,041
Lawson, Inc.	33,200	1,022,011
Matsushita Electric Industrial Co. Ltd.	493,000	3,914,420
Meitec Corp.	52,500	1,337,945
Minolta Co. Ltd. (a)	480,000	2,664,536
Mitsubishi Tokyo Finance Group, Inc. (MTFG)	464	1,633,280
Mitsui & Co. Ltd.	257,000	1,221,288
NEC Corp.	209,000	655,679
Nichicon Corp.	130,300	1,332,645
Nikko Cordial Corp.	770,000	2,072,417
Nikon Corp. (a)	147,000	982,926
Nintendo Co. Ltd.	25,500	1,998,907
Nippon Express Co. Ltd.	308,000	1,152,782
Nippon System Development Co. Ltd.	46,500	459,544
Nippon Telegraph & Telephone Corp.	771	2,689,248
Nishimatsuya Chain Co. Ltd.	32,800	726,927
Nissan Motor Co. Ltd.	616,800	4,727,772
Nomura Holdings, Inc.	521,000	5,175,163
Nomura Research Institute Ltd.	14,100	845,561
NTT DoCoMo, Inc.	724	1,497,994
ORIX Corp.	24,000	1,100,130
Ricoh Co. Ltd.	196,000	3,015,131
Rohm Co. Ltd.	34,400	3,555,877
Shin-Etsu Chemical Co. Ltd.	91,000	2,732,411
Shiseido Co. Ltd.	179,000	1,639,522
SMC Corp.	12,900	974,322
Sompo Japan Insurance, Inc.	314,000	1,439,337
Sumitomo Mitsui Financial Group, Inc.	880	1,384,078
Takeda Chemical Industries Ltd.	200,200	7,358,375
THK Co. Ltd.	124,400	1,150,932
Tokyo Electric Power Co.	254,900	5,188,259
Tokyo Electron Ltd.	99,000	3,722,024
Toyota Motor Corp.	343,300	7,772,312
UMC Japan (a)	2,518	1,990,765
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Uni-Charm Corp.	79,300	$ 3,168,132
Yamada Denki Co. Ltd.	82,900	1,603,684
Yamanouchi Pharmaceutical Co. Ltd.	50,400	1,275,949
Yokogawa Electric Corp.	138,000	986,585
TOTAL JAPAN		147,416,086
Korea (South) - 7.2%
Amorepacific Corp.	13,030	1,153,335
Cheil Industries, Inc.	124,460	1,573,043
Hana Bank	91,176	784,511
Hyundai Merchant Marine Co. Ltd. (a)	460,000	721,531
Kookmin Bank	84,646	2,376,639
KT Corp.	42,810	1,758,929
Samsung Electronics Co. Ltd.	29,950	7,521,407
Samsung Fire & Marine Insurance Co. Ltd.	34,900	1,724,166
SK Telecom Co. Ltd.	7,430	1,033,899
TOTAL KOREA (SOUTH)		18,647,460
Malaysia - 1.0%
British American Tobacco (Malaysia) BHD	124,400	1,244,000
Malayan Banking BHD	330,600	687,300
Public Bank BHD (For. Reg.)	1,164,250	735,316
TOTAL MALAYSIA		2,666,616
Singapore - 2.4%
CapitaLand Ltd.	1,608,000	934,146
Great Eastern Holdings Ltd.	85,000	453,046
MobileOne Ltd.	969,000	688,629
United Overseas Bank Ltd.	527,675	3,095,217
Venture Corp. Ltd.	116,000	968,302
TOTAL SINGAPORE		6,139,340
Taiwan - 3.8%
Chinatrust Financial Holding Co. (a)	2,431,000	1,897,366
Compal Electronics, Inc.	981,000	1,058,410
Fubon Financial Holding Co. Ltd.	3,110,016	2,123,913
Hon Hai Precision Industries Co. Ltd.	411,000	1,285,481
Optimax Technology Corp.	797,000	914,778
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	1,277,944	1,752,818
United Microelectronics Corp. (a)	1,320,194	757,644
TOTAL TAIWAN		9,790,410
Thailand - 0.8%
Advanced Info Service PCL (For. Reg.)	974,700	1,025,161
BEC World PCL (For. Reg.)	48,600	233,998
Land & House PCL (For. Reg.)	2,435,900	438,388
Siam Cement PCL (For. Reg.)	157,250	466,770
TelecomAsia Corp. PCL (a)	1	0
TelecomAsia Corp. PCL rights 4/30/08 (a)	206,113	0
TOTAL THAILAND		2,164,317

	Shares	Value (Note 1)
United States of America - 0.3%
Resmed, Inc. unit (a)	220,638	$ 796,394
TOTAL COMMON STOCKS (Cost $267,743,395)		245,198,087
Money Market Funds - 13.1%

Fidelity Cash Central Fund, 1.29% (b)	10,559,356	10,559,356
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	23,394,977	23,394,977
TOTAL MONEY MARKET FUNDS (Cost $33,954,333)		33,954,333
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $301,697,728)		279,152,420
NET OTHER ASSETS - (7.8)%		(20,117,603)
NET ASSETS - 100%		$ 259,034,817
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $55,197,156 and $92,748,778, respectively.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $93,938,000 of which $63,443,000 and $30,495,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pacific Basin

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,211,069) (cost $301,697,728) - See accompanying schedule		$ 279,152,420
Foreign currency held at value (cost $1,228,389)		1,225,188
Receivable for investments sold		2,019,613
Receivable for fund shares sold		422,904
Dividends receivable		1,005,017
Interest receivable		7,915
Redemption fees receivable		37
Other receivables		118,493
Total assets		283,951,587

Liabilities
Payable for investments purchased	$ 414,827
Payable for fund shares redeemed	832,953
Accrued management fee	131,712
Other payables and accrued expenses	142,301
Collateral on securities loaned, at value	23,394,977
Total liabilities		24,916,770

Net Assets		$ 259,034,817
Net Assets consist of:
Paid in capital		$ 387,408,879
Undistributed net investment income		420,364
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(106,250,306)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(22,544,120)
Net Assets, for 21,412,011 shares outstanding		$ 259,034,817
Net Asset Value, offering price and redemption price per share ($259,034,817 ÷ 21,412,011 shares)		$ 12.10

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 2,386,813
Interest		44,851
Security lending		131,163
		2,562,827
Less foreign taxes withheld		(200,836)
Total income		2,361,991

Expenses
Management fee Basic fee	$ 1,050,547
Performance adjustment	(197,450)
Transfer agent fees	532,478
Accounting and security lending fees	88,294
Non-interested trustees' compensation	465
Custodian fees and expenses	88,963
Registration fees	10,624
Audit	35,245
Legal	664
Miscellaneous	1,970
Total expenses before reductions	1,611,800
Expense reductions	(8,670)	1,603,130
Net investment income (loss)		758,861
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(9,727,470)
Foreign currency transactions	(50,724)
Total net realized gain (loss)		(9,778,194)
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,037,886)
Assets and liabilities in foreign currencies	31,763
Total change in net unrealized appreciation (depreciation)		(6,006,123)
Net gain (loss)		(15,784,317)
Net increase (decrease) in net assets resulting from operations		$ (15,025,456)
Other Information
Sales charges paid to FDC		$ 5,562
Deferred sales charges withheld by FDC		$ 1,213

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pacific Basin
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 758,861	$ (502,467)
Net realized gain (loss)	(9,778,194)	(27,520,461)
Change in net unrealized appreciation (depreciation)	(6,006,123)	15,275,614
Net increase (decrease) in net assets resulting from operations	(15,025,456)	(12,747,314)
Share transactions Net proceeds from sales of shares	34,592,911	135,325,171
Cost of shares redeemed	(66,821,605)	(120,492,210)
Net increase (decrease) in net assets resulting from share transactions	(32,228,694)	14,832,961
Redemption fees	83,173	448,127
Total increase (decrease) in net assets	(47,170,977)	2,533,774
Net Assets
Beginning of period	306,205,794	303,672,020
End of period (including undistributed net investment income of $420,364 and accumulated net investment loss of $338,497, respectively)	$ 259,034,817	$ 306,205,794
Other Information Shares
Sold	2,796,785	9,455,650
Redeemed	(5,432,632)	(8,606,996)
Net increase (decrease)	(2,635,847)	848,654

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.73	$ 13.09	$ 20.32	$ 22.48	$ 11.89	$ 13.41
Income from Investment Operations
Net investment income (loss)F	.03	(.02)	(.02)	(.10)	(.04)	(.02)
Net realized and unrealized gain (loss)	(.66)	(.36)	(5.91)	(1.86)	10.62	(1.26)
Total from investment operations	(.63)	(.38)	(5.93)	(1.96)	10.58	(1.28)
Distributions from net investment income	-	-	(1.10)	-	-	-
Distributions in excess of net investment income	-	-	-	(.28)	(.02)	(.25)
Distributions from net realized gain	-	-	(.23)	-	-	-
Total distributions	-	-	(1.33)	(.28)	(.02)	(.25)
Redemption fees added to paid in capitalF	-H	.02	.03	.08	.03	.01
Net asset value, end of period	$ 12.10	$ 12.73	$ 13.09	$ 20.32	$ 22.48	$ 11.89
Total ReturnB, C,D,E	(4.95)%	(2.75)%	(30.79)%	(8.61)%	89.36%	(9.52)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.13%A	1.51%	1.48%	1.25%	1.37%	1.73%
Expenses net of voluntary waivers, if any	1.13%A	1.51%	1.48%	1.25%	1.37%	1.73%
Expenses net of all reductions	1.12%A	1.50%	1.45%	1.22%	1.36%	1.72%
Net investment income (loss)	.53%A	(.15)%	(.11)%	(.42)%	(.24)%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 259,035	$ 306,206	$ 303,672	$ 516,769	$ 659,881	$ 195,464
Portfolio turnover rate	40%A	98%	123%	144%	101%	57%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Southeast Asia

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2003
Korea (South)	34.3%
Taiwan	17.7%
Hong Kong	16.3%
Thailand	5.4%
United Kingdom	4.9%
Malaysia	4.7%
Singapore	4.6%
China	4.4%
United States of America	4.0%
Other	3.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2002
Korea (South)	39.8%
Hong Kong	20.2%
Taiwan	10.5%
Singapore	9.0%
United States of America	8.0%
Malaysia	3.7%
Thailand	3.5%
United Kingdom	2.8%
China	1.0%
Other	1.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.0	92.0
Short-Term Investments and Net Other Assets	4.0	8.0
Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductor Equipment & Products)	9.9	10.4
HSBC Holdings PLC (Hong Kong) (Reg.) (United Kingdom, Banks)	4.9	2.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductor Equipment & Products)	3.7	0.9
United Overseas Bank Ltd. (Singapore, Banks)	3.0	4.5
Formosa Plastic Corp. (Taiwan, Chemicals)	2.2	0.5
Hang Seng Bank Ltd. (Hong Kong, Banks)	2.0	2.2
Hutchison Whampoa Ltd. (Hong Kong, Industrial Conglomerates)	2.0	2.7
Honam Petrochemical Corp. (Korea (South), Chemicals)	1.9	0.6
LG Chemical Ltd. (Korea (South), Chemicals)	1.6	0.4
Cheung Kong Holdings Ltd. (Hong Kong, Real Estate)	1.5	2.6
	32.7
Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.8	33.8
Materials	18.6	5.9
Information Technology	18.4	18.4
Consumer Discretionary	14.4	11.0
Industrials	7.7	8.5
Telecommunication Services	3.7	6.1
Energy	3.4	0.7
Consumer Staples	3.0	6.0
Health Care	1.1	0.8
Utilities	0.9	0.8

Semiannual Report

Southeast Asia

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value (Note 1)
Australia - 1.6%
Rio Tinto Ltd.	145,000	$ 2,887,666
WMC Resources Ltd. (a)	350,000	877,310
TOTAL AUSTRALIA		3,764,976
China - 4.4%
Aluminum Corp. of China Ltd. (H Shares)	6,900,000	1,203,208
China Oilfield Services Ltd. (H Shares)	330,000	69,815
China Petroleum & Chemical Corp. (H Shares)	11,310,000	2,233,243
China Southern Airlines Ltd. (H Shares)	2,800,000	599,553
Jiangxi Copper Co. Ltd. (H Shares)	1,509,000	185,743
PetroChina Co. Ltd. (H Shares)	11,344,000	2,589,041
Sinopec Beijing Yanhua Petrochemical Co. Ltd. (H Shares) (a)	7,700,000	849,067
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares) (a)	6,800,000	1,054,987
Zhenhai Refining & Chemical Co. (H Shares)	4,500,000	1,355,917
TOTAL CHINA		10,140,574
Hong Kong - 16.3%
Cathay Pacific Airways Ltd.	871,000	1,049,781
Cheung Kong Holdings Ltd.	612,000	3,382,061
CNOOC Ltd.	630,000	827,975
Cosco Pacific Ltd.	620,000	532,622
Esprit Holdings Ltd.	1,124,000	2,205,009
Fountain Set (Holdings) Ltd.	3,270,000	2,222,165
Guoco Group Ltd.	385,421	2,228,767
Hang Seng Bank Ltd.	462,300	4,579,047
Hong Kong & China Gas Co. Ltd.	1,362,000	1,606,637
Hutchison Whampoa Ltd.	817,700	4,550,263
Johnson Electric Holdings Ltd.	1,292,000	1,391,536
Kingboard Chemical Holdings Ltd.	2,864,000	2,313,483
Li & Fung Ltd.	1,448,000	1,624,536
Sun Hung Kai Properties Ltd.	494,310	2,319,707
Techtronic Industries Co.	2,580,000	3,241,892
Wharf Holdings Ltd.	377,000	659,822
Wing Hang Bank Ltd.	580,000	1,825,712
Yue Yuen Industrial Holdings Ltd.	419,746	861,111
TOTAL HONG KONG		37,422,126
India - 1.1%
Ranbaxy Laboratories Ltd.	172,200	2,456,361
Indonesia - 1.0%
PT Aneka Tambang Tbk	1,500,000	125,382
PT International Nickel Indonesia Tbk	200,000	149,882
PT Telkomunikasi Indonesia Tbk	4,080,000	1,928,638
TOTAL INDONESIA		2,203,902
Korea (South) - 31.1%
Amorepacific Corp.	10,080	892,219
Daelim Industrial Co.	67,000	1,092,301
Hanwha Chemical Corp. (a)	780,000	2,414,821
Honam Petrochemical Corp.	170,000	4,276,245

	Shares	Value (Note 1)
Hyundai Fire & Marine Insurance Co.	55,760	$ 1,269,464
Hyundai Motor Co. Ltd.	25,000	590,778
INI Steel Co.	140,000	674,351
Keumkang Ltd.	11,500	980,033
Kookmin Bank	119,430	3,353,283
Korean Air Co. Ltd.	120,000	1,141,210
Korean Reinsurance Co.	117,000	2,403,581
KT Corp.	53,500	2,198,147
LG Chemical Ltd.	112,400	3,729,699
LG Electronics, Inc.	52,850	1,823,314
LG Insurance Co. Ltd.	353,000	1,055,076
LG Petrochemical Co. Ltd.	154,000	2,193,660
Lotte Chilsung Beverage Co. Ltd.	6,100	3,023,631
Lotte Confectionery Co. Ltd.	4,000	1,452,449
POSCO	38,000	3,207,081
Pusan Bank	195,000	783,532
S-Oil Corp.	2,370	38,638
Samsung Electro-Mechanics Co. Ltd.	10,000	295,183
Samsung Electronics Co. Ltd.	90,254	22,665,679
Samsung Fire & Marine Insurance Co. Ltd.	52,850	2,610,951
Samsung SDI Co. Ltd.	26,500	1,658,295
Seoul Semiconductor Co. Ltd.	67,840	776,431
Shinsegae Co. Ltd.	19,000	2,268,423
SK Telecom Co. Ltd.	16,600	2,309,921
Taegu Department Store Co. Ltd.	51,192	368,397
TOTAL KOREA (SOUTH)		71,546,793
Malaysia - 4.7%
British American Tobacco (Malaysia) BHD	100,000	1,000,000
Edaran Otomobil Nasional BHD (EON)	102,000	234,868
Genting BHD	610,000	1,926,316
Hong Leong Bank BHD	196,000	211,474
IOI Corp. BHD	516,000	685,737
Malayan Banking BHD	770,000	1,600,789
Mesiniaga BHD	196,000	213,537
OYL Industries BHD	205,000	1,246,184
Public Bank BHD (For. Reg.)	1,675,000	1,057,895
Resorts World BHD	610,000	1,340,395
Tanjong PLC	330,000	811,974
YTL Power International BHD	600,000	443,684
TOTAL MALAYSIA		10,772,853
Singapore - 4.6%
Keppel Corp. Ltd.	140,000	352,171
Oversea-Chinese Banking Corp. Ltd.	182,000	970,051
Singapore Airlines Ltd.	200,000	1,065,990
Singapore Press Holdings Ltd.	129,076	1,201,215
United Overseas Bank Ltd.	1,175,280	6,893,915
TOTAL SINGAPORE		10,483,342
Taiwan - 17.7%
Basso Industry Corp. Ltd.	790,000	1,280,775
Common Stocks - continued
	Shares	Value (Note 1)
Taiwan - continued
China Manmade Fibers (a)	1,306,000	$ 348,517
China Motor Co. Ltd.	400,000	637,016
China Steel Corp.	1,592,800	891,237
Chinatrust Financial Holding Co. (a)	1,130,000	881,951
Chung Hwa Pulp Corp. (a)	2,778,000	1,004,385
EVA Airways Corp. (a)	3,898,266	1,196,885
Evergreen Marine Corp.	2,220,000	1,356,844
Far Eastern Textile Ltd.	1,850,000	541,463
Formosa Chemicals & Fibre Corp.	2,670,800	2,575,004
Formosa Plastic Corp.	4,106,000	5,066,227
Fubon Financial Holding Co. Ltd.	2,451,874	1,674,451
Hon Hai Precision Industries Co. Ltd.	286,737	896,824
Hua Nan Financial Holdings Co. Ltd.	1,050,000	596,557
King Yuan Electronics Co. Ltd. (a)	500,000	178,623
Nan Ya Plastics Corp.	2,550,000	2,209,756
Nanya Technology Corp. (a)	300,000	163,558
Nien Hsing Textile Co. Ltd.	900,000	839,311
Nien Made Enterprise Co. Ltd. (a)	1,210,000	2,551,937
Oriental Union Chemical Corp.	1,699,000	1,418,677
Siliconware Precision Industries Co. Ltd. (a)	2,400,000	1,136,298
Taiwan Polypropylene Co. Ltd.	500,000	340,029
Taiwan Pulp & Paper Co. Ltd. (a)	4,225,000	535,854
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	6,123,808	8,399,369
Tong Yang Industry Co. Ltd.	1,636,000	1,962,261
TYC Brother Industrial Co.	780,000	1,331,707
Yang Ming Marine Trnsport Corp. (a)	1,540,000	647,374
TOTAL TAIWAN		40,662,890
Thailand - 5.1%
Advanced Info Service PCL (For. Reg.)	1,526,000	1,605,002
Bangkok Bank Ltd. PCL (For. Reg.) (a)	895,000	1,255,113
BEC World PCL (For. Reg.)	44,000	211,850
Delta Electronics PCL (For. Reg.)	1,140,000	759,378
Grammy Entertainment PCL (For. Reg.)	600,000	304,312
Land & House PCL (For. Reg.)	498,900	89,787
National Petrochemical PCL (For. Reg.)	1,200,000	1,402,361
PTT PCL (For. Reg.)	543,424	596,960
Shin Corp. PCL (For. Reg.)	1,400,000	474,465
Siam Cement PCL (For. Reg.)	913,000	2,710,085
Siam City Cement PCL	150,000	708,192
Siam Commercial Bank PCL (For. Reg.) (a)	1,961,100	1,569,888
TOTAL THAILAND		11,687,393
United Kingdom - 4.9%
HSBC Holdings PLC (Hong Kong) (Reg.)	1,036,350	11,335,596
TOTAL COMMON STOCKS (Cost $196,280,915)		212,476,806
Preferred Stocks - 3.5%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 0.5%
Korea (South) - 0.2%
Shinsegae Co. Ltd.	3,800	$ 406,752
Thailand - 0.3%
Siam Commercial Bank PCL $1.365	970,000	770,831
TOTAL CONVERTIBLE PREFERRED STOCKS		1,177,583
Nonconvertible Preferred Stocks - 3.0%
Korea (South) - 3.0%
Daishin Securities Co. Ltd.	113,000	638,271
Hyundai Motor Co. Ltd.	219,000	2,452,367
Samsung Electronics Co. Ltd.	22,870	2,805,788
Samsung Fire & Marine Insurance Co. Ltd.	36,000	886,291
TOTAL KOREA (SOUTH)		6,782,717
TOTAL PREFERRED STOCKS (Cost $6,007,385)		7,960,300
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 1.29% (b) (Cost $4,000,656)	4,000,656	4,000,656
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $206,288,956)		224,437,762
NET OTHER ASSETS - 2.3%		5,303,625
NET ASSETS - 100%		$ 229,741,387
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $138,921,154 and $127,097,552, respectively.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $117,816,000 of which $88,101,000, $324,000 and $29,391,000 will expire on October 31, 2006, 2007 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Southeast Asia

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $206,288,956) - See accompanying schedule		$ 224,437,762
Foreign currency held at value (cost $1,809,226)		1,808,807
Receivable for investments sold		3,878,390
Receivable for fund shares sold		721,914
Dividends receivable		783,114
Interest receivable		7,446
Redemption fees receivable		150
Other receivables		55,354
Total assets		231,692,937

Liabilities
Payable to custodian bank	$ 42,940
Payable for investments purchased	1,116,513
Payable for fund shares redeemed	335,326
Accrued management fee	128,586
Other payables and accrued expenses	328,185
Total liabilities		1,951,550

Net Assets		$ 229,741,387
Net Assets consist of:
Paid in capital		$ 339,272,899
Undistributed net investment income		856,079
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(128,537,500)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,149,909
Net Assets, for 24,822,472 shares outstanding		$ 229,741,387
Net Asset Value, offering price and redemption price per share ($229,741,387 ÷ 24,822,472 shares)		$ 9.26

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 3,859,943
Interest		44,058
		3,904,001
Less foreign taxes withheld		(453,901)
Total income		3,450,100

Expenses
Management fee Basic fee	$ 886,620
Performance adjustment	43,441
Transfer agent fees	420,811
Accounting fees and expenses	73,212
Non-interested trustees' compensation	358
Custodian fees and expenses	196,320
Registration fees	15,712
Audit	35,632
Legal	545
Miscellaneous	938
Total expenses before reductions	1,673,589
Expense reductions	(243)	1,673,346
Net investment income (loss)		1,776,754
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(8,578,643)
Foreign currency transactions	(287,455)
Total net realized gain (loss)		(8,866,098)
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,780,765)
Assets and liabilities in foreign currencies	(4,718)
Total change in net unrealized appreciation (depreciation)		(8,785,483)
Net gain (loss)		(17,651,581)
Net increase (decrease) in net assets resulting from operations		$ (15,874,827)
Other Information
Sales charges paid to FDC		$ 8,514

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Southeast Asia
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,776,754	$ 1,560,642
Net realized gain (loss)	(8,866,098)	2,987,626
Change in net unrealized appreciation (depreciation)	(8,785,483)	8,418,893
Net increase (decrease) in net assets resulting from operations	(15,874,827)	12,967,161
Distributions to shareholders from net investment income	(1,964,939)	(685,205)
Share transactions Net proceeds from sales of shares	31,777,222	149,751,138
Reinvestment of distributions	1,889,991	658,925
Cost of shares redeemed	(31,852,864)	(123,563,758)
Net increase (decrease) in net assets resulting from share transactions	1,814,349	26,846,305
Redemption fees	115,637	511,306
Total increase (decrease) in net assets	(15,909,780)	39,639,567
Net Assets
Beginning of period	245,651,167	206,011,600
End of period (including undistributed net investment income of $856,079 and undistributed net investment income of $1,044,264, respectively)	$ 229,741,387	$ 245,651,167
Other Information Shares
Sold	3,294,408	12,782,942
Issued in reinvestment of distributions	181,730	59,523
Redeemed	(3,319,824)	(10,817,390)
Net increase (decrease)	156,314	2,025,075

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.10	$ 11.74	$ 12.15	$ 8.13	$ 9.55
Income from Investment Operations
Net investment income (loss)E	.07	.06	.03	(.04)	.03	.09
Net realized and unrealized gain (loss)	(.69)	.81	(2.68)	(.38)	3.97	(1.48)
Total from investment operations	(.62)	.87	(2.65)	(.42)	4.00	(1.39)
Distributions from net investment income	(.08)	(.03)	-	(.02)	(.02)	(.05)
Redemption fees added to paid in capitalE	-G	.02	.01	.03	.04	.02
Net asset value, end of period	$ 9.26	$ 9.96	$ 9.10	$ 11.74	$ 12.15	$ 8.13
Total ReturnB, C,D	(6.31)%	9.75%	(22.49)%	(3.24)%	49.80%	(14.44)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.39%A	1.54%	1.55%	1.37%	1.46%	1.83%
Expenses net of voluntary waivers, if any	1.39%A	1.54%	1.55%	1.37%	1.46%	1.83%
Expenses net of all reductions	1.39%A	1.50%	1.52%	1.35%	1.43%	1.79%
Net investment income (loss)	1.47%A	.54%	.24%	(.23)%	.28%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 229,741	$ 245,651	$ 206,012	$ 290,998	$ 360,682	$ 223,339
Portfolio turnover rate	110%A	131%	91%	88%	93%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Pacific Basin Fund and Fidelity Southeast Asia Fund (the funds) are funds of Fidelity Investment Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. Certain funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Canada	$ 80,567,779	$ 17,079,738	$ (2,462,864)	$ 14,616,874
China Region	102,031,899	13,179,112	(11,588,283)	1,590,829
Emerging Markets	241,446,923	38,966,427	(16,854,723)	22,111,704
Europe	1,063,082,341	135,474,033	(31,086,447)	104,387,586
Europe Capital Appreciation	378,885,377	42,640,562	(17,032,902)	25,607,660
Japan	349,252,557	23,099,136	(45,203,484)	(22,104,348)
Japan Smaller Companies	409,286,147	72,809,390	(45,901,160)	26,908,230
Latin America	171,987,099	36,573,395	(19,847,067)	16,726,328
Nordic	81,905,900	13,119,278	(6,932,302)	6,186,976
Pacific Basin	303,891,695	23,058,901	(47,798,176)	(24,739,275)
Southeast Asia	207,439,607	31,784,826	(14,786,671)	16,998,155

Short-Term Trading (Redemption) Fees. Shares held in Canada, China Region, Emerging Markets, Japan, Japan Smaller Companies, Latin America, Nordic, Pacific Basin and Southeast Asia less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. Shares held in Europe and Europe Capital Appreciation less than 30 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. These fees, which are retained by the funds, are accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Canada, Europe, Europe Capital Appreciation, Japan, Pacific Basin, and Southeast Asia is subject to a performance adjustment (up to a maximum ±.20% of each applicable fund's average net assets over a 36 month performance period). The upward or downward adjustment to

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the management fee is based on each fund's relative investment performance as compared to an appropriate benchmark index. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Canada	.45%	.28%	.98%*
China Region	.45%	.28%	.74%*
Emerging Markets	.45%	.28%	.73%*
Europe	.45%	.28%	.59%*
Europe Capital Appreciation	.45%	.28%	.96%*
Japan	.45%	.28%	.60%*
Japan Smaller Companies	.45%	.28%	.73%*
Latin America	.45%	.28%	.73%*
Nordic	.45%	.28%	.74%*
Pacific Basin	.45%	.28%	.60%*
Southeast Asia	.45%	.28%	.77%*

* Annualized

Sales Load. Effective February 25, 2003, Canada, China Region, Emerging Markets, Japan, Japan Smaller Companies, Latin America, Nordic, Pacific Basin and Southeast Asia's 3% sales charge was eliminated. Shares of Canada, Europe, and Pacific Basin purchased prior to October 12, 1990, are subject to a 1% deferred sales charge upon redemption. The amounts received and retained by Fidelity Distributors Corporation (FDC), an affiliate of FMR, are shown under the caption "Other Information" on each fund's Statement of Operations.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Canada	.33%*
China Region	.38%*
Emerging Markets	.45%*
Europe	.32%*
Europe Capital Appreciation	.29%*
Japan	.35%*
Japan Smaller Companies	.30%*
Latin America	.49%*
Nordic	.42%*
Pacific Basin	.37%*
Southeast Asia	.35%*

* Annualized

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Canada	$ 22,925
China Region	21,857
Emerging Markets	27,593
Europe	181,602
Europe Capital Appreciation	168,023
Japan	27,434
Japan Smaller Companies	77,075
Latin America	21,068
Nordic	19,553
Pacific Basin	40,867
Southeast Asia	40,787

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction	Transfer Agent expense reduction
Canada	$ 14,666	$ -	$ -
China Region	-	-	-
Emerging Markets	-	36	203
Europe	240,181	471	418
Europe Capital Appreciation	157,970	120	-
Japan	-	-	679
Japan Smaller Companies	-	-	1,791
Latin America	-	534	-
Nordic	8,775	-	-
Pacific Basin	8,343	-	327
Southeast Asia	-	243	-

8. Other Information.

At the end of the period, FMR or its affiliates and certain unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Canada Europe Japan Japan Smaller Companies Pacific Basin	- 39 41 25 -	1 - - - 1	10 - - - 11

At the end of the period, Fidelity Freedom Fund 2020 was the owner of record of approximately 15% and 13% of the total outstanding shares of Europe and Japan, respectively. Fidelity Freedom Fund 2030 was the owner of record of approximately 11% and 10% of the total outstanding shares of Europe and Japan, respectively. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 39%, 33% and 23% of the total outstanding shares of Europe, Japan and Southeast Asia, respectively.

9. Litigation.

The Latin America Fund is engaged in litigation against the obligor on the inflation adjusted debt of Siderurgica Brasileiras SA, contesting the calculation of the principal adjustment. The probability of success of this litigation cannot be predicted and the amount of recovery cannot be estimated. Any recovery from this litigation would inure to the benefit of the fund. As of period end, the fund no longer holds Siderurgica Brasileiras SA debt securities.

10. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Emerging Markets Fund, Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Pacific Basin Fund, Southeast Asia Fund

Brown Brothers Harriman & Co.
Boston, MA

Canada Fund, China Region Fund, Japan Smaller Companies Fund, Latin America Fund, Nordic Fund

Fidelity's International Equity Funds

Aggressive International Fund

Canada Fund

China Region Fund

Diversified International Fund

Emerging Markets Fund

Europe Fund

Europe Capital Appreciation Fund

Global Balanced Fund

International Growth & Income Fund

Japan Fund

Japan Smaller Companies Fund

Latin America Fund

Nordic Fund

Overseas Fund

Pacific Basin Fund

Small Cap International Fund

Southeast Asia Fund

Worldwide Fund

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TIF-USAN-0603
1.784917.100

Printed on Recycled Paper

Fidelity's

Broadly Diversified International Equity

Funds

Fidelity® Global Balanced Fund

Fidelity International Growth & Income Fund

Fidelity Diversified International Fund

Fidelity Aggressive International Fund

Fidelity Overseas Fund

Fidelity Worldwide Fund

Fidelity International Small Cap Fund

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Global Balanced Fund	3	Investment Changes
	4	Investments
	10	Financial Statements
International Growth & Income Fund	12	Investment Changes
	13	Investments
	17	Financial Statements
Diversified International Fund	20	Investment Changes
	21	Investments
	26	Financial Statements
Aggressive International Fund	29	Investment Changes
	30	Investments
	32	Financial Statements
Overseas Fund	34	Investment Changes
	35	Investments
	38	Financial Statements
Worldwide Fund	40	Investment Changes
	41	Investments
	46	Financial Statements
International Small Cap Fund	48	Investment Changes
	49	Investments
	52	Financial Statements
Notes to Financial Statements	53	Notes to the Financial Statements

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(automated graphic)   This report is printed on recycled paper using soy-based inks.

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank. For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Global Balanced

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2003
United States of America	51.9%
Japan	13.3%
United Kingdom	9.8%
Germany	6.3%
France	4.6%
Netherlands	2.1%
Multi-National	1.9%
Switzerland	1.9%
Spain	1.2%
Other	7.0%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2002
United States of America	40.6%
Japan	13.4%
Germany	11.0%
United Kingdom	9.9%
France	9.3%
Luxembourg	2.2%
Multi-National	1.8%
Spain	1.4%
Italy	1.4%
Other	9.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	69.2	65.7
Bonds	30.1	31.4
Short-Term Investments and Net Other Assets	0.7	2.9
Top Five Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co. (United States of America)	1.1	0.6
Microsoft Corp. (United States of America)	1.0	1.2
Pfizer, Inc. (United States of America)	0.8	0.7
Canon, Inc. (Japan)	0.8	0.7
Wal-Mart Stores, Inc. (United States of America)	0.8	0.5
	4.5
Top Five Bond Issuers as of April 30, 2003
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.5	9.6
United Kingdom, Great Britain & Northern Ireland	3.9	5.5
Kreditanstalt Fuer Wiederaufbau	1.8	2.6
NTL, Inc.	1.6	0.0
German Federal Republic	1.4	4.8
	25.2
Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.0	15.7
Consumer Discretionary	11.6	12.4
Information Technology	8.7	7.4
Health Care	8.5	6.9
Consumer Staples	5.8	6.6
Telecommunication Services	5.6	3.5
Industrials	5.1	7.6
Energy	4.5	3.9
Materials	2.4	1.4
Utilities	1.0	0.3

Semiannual Report

Global Balanced

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.0%
	Shares	Value (Note 1)
Australia - 0.1%
News Corp. Ltd.	13,815	$ 97,672
Austria - 0.1%
Telekom Austria AG (a)	5,800	59,537
Belgium - 0.1%
Colruyt NV	1,500	98,206
Bermuda - 0.2%
ACE Ltd.	2,300	76,084
Arch Capital Group Ltd. (a)	1,600	55,696
TOTAL BERMUDA		131,780
Brazil - 0.0%
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,650	29,948
Canada - 1.0%
Alcan, Inc.	700	20,509
Bro-X Minerals Ltd. (a)	600	0
EnCana Corp.	6,300	206,601
Moore Corp. Ltd. (a)	3,000	34,154
Newmont Mining Corp. of Canada Ltd. (exchangeable shares)	400	10,821
Sun Life Financial Services of Canada, Inc.	1,100	22,599
Talisman Energy, Inc.	15,670	625,598
TOTAL CANADA		920,282
Cayman Islands - 0.2%
Garmin Ltd. (a)	2,000	84,760
Noble Corp. (a)	2,600	80,470
TOTAL CAYMAN ISLANDS		165,230
Denmark - 0.4%
Coloplast AS Series B	1,400	103,649
Danske Bank AS	5,400	104,010
Novo Nordisk AS Series B	4,450	161,380
TOTAL DENMARK		369,039
Finland - 0.4%
Nokia Corp. sponsored ADR	20,200	334,714
France - 2.3%
Alcatel SA (RFD)	13,000	104,780
AXA SA	1,800	27,394
AXA SA sponsored ADR	4,800	72,912
Bacou Dalloz (a)	555	45,738
BNP Paribas SA	6,900	324,517
CNP Assurances	2,233	89,940
L'Air Liquide SA	1,430	216,988
L'Oreal SA	2,050	146,822
Naf Naf SA (a)	9,300	187,187
Pernod-Ricard	2,125	186,886
Renault SA	4,650	201,486
SEB SA	1,850	173,768

	Shares	Value (Note 1)
Television Francaise 1 SA	2,600	$ 73,177
TotalFinaElf SA Series B	1,823	239,542
TOTAL FRANCE		2,091,137
Germany - 2.2%
Adidas-Salomon AG	1,775	153,028
Allianz AG sponsored ADR	9,200	65,688
Altana AG sponsored ADR (a)	2,000	98,380
BASF AG	900	40,225
Deutsche Bank AG	1,300	66,950
Deutsche Bank AG (NY Shares)	2,700	139,050
Deutsche Boerse AG	9,050	425,028
Deutsche Telekom AG (Reg.)	11,100	148,740
Infineon Technologies AG sponsored ADR (a)	9,500	72,295
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	400	40,032
Schwarz Pharma AG	2,200	95,942
Stada Arzneimittel AG	2,743	143,853
Suedzucker AG (Bearer)	5,900	100,148
Wella AG	1,800	183,463
Zapf Creation AG	5,400	198,176
TOTAL GERMANY		1,970,998
Greece - 0.1%
Cosmote Mobile Telecommunications SA	5,900	61,224
Hong Kong - 0.6%
China Mobile (Hong Kong) Ltd.	57,750	115,616
Hong Kong Exchanges & Clearing Ltd.	254,000	296,366
Hutchison Whampoa Ltd.	11,400	63,438
Li & Fung Ltd.	16,000	17,951
TOTAL HONG KONG		493,371
Ireland - 0.3%
Fyffes PLC (Ireland)	97,300	151,233
IAWS Group PLC (Ireland)	3,600	29,185
Paddy Power PLC	16,000	89,456
TOTAL IRELAND		269,874
Italy - 0.2%
ENI Spa sponsored ADR	2,000	142,100
Riunione Adriatica di Sicurta Spa (RAS)	4,500	65,052
TOTAL ITALY		207,152
Japan - 13.3%
Access Co. Ltd. (a)	3	56,268
Ajinomoto Co., Inc.	8,000	81,416
Bank of Yokohama Ltd.	24,000	84,983
Bridgestone Corp.	31,000	352,773
Canon, Inc.	18,000	721,980
Citizen Electronics Co. Ltd.	1,500	63,081
Credit Saison Co. Ltd.	14,400	271,904
D&M Holdings, Inc. (a)	7,000	17,074
Dai Nippon Printing Co. Ltd.	7,000	68,178
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Daiichi Pharmaceutical Co. Ltd.	7,800	$ 99,062
Daikin Industries Ltd.	5,000	83,435
Daito Trust Construction Co.	8,400	160,730
Daiwa Securities Group, Inc.	38,000	149,897
Denso Corp.	6,700	95,799
Don Quijote Co. Ltd.	2,400	218,613
East Japan Railway Co.	34	154,422
Enplas Corp.	3,300	76,883
Faith, Inc.	11	47,647
Fanuc Ltd.	1,600	65,671
FCC Co. Ltd.	4,000	94,201
Fuji Photo Film Co. Ltd.	10,000	255,688
Fuji Television Network, Inc.	39	138,097
Funai Electric Co. Ltd.	1,000	100,929
Heiwa Corp.	10,000	150,721
Hoya Corp.	1,400	83,014
Ito-Yokado Co. Ltd.	6,000	141,553
JAFCO Co. Ltd.	2,500	90,626
Japan Medical Dynamic Marketing, Inc.	7,000	95,496
Japan Real Estate Investment Corp.	39	209,933
Japan Retail Fund Investment Corp.	36	175,314
Japan Tobacco, Inc.	55	321,502
JGC Corp.	25,000	176,626
KDDI Corp.	155	471,929
Keyence Corp.	1,100	177,358
Konica Corp.	7,000	64,233
Kyocera Corp.	1,800	88,111
Matsushita Electric Industrial Co. Ltd.	25,000	198,500
Minolta Co. Ltd. (a)	34,000	188,738
Mitsubishi Tokyo Finance Group, Inc. (MTFG)	38	133,760
Mitsui & Co. Ltd.	28,000	133,059
Mitsui Fudosan Co. Ltd.	17,000	91,795
Mitsui O.S.K Lines Ltd.	45,000	118,087
Nichicon Corp.	9,000	92,048
Nichii Gakkan Co.	1,200	61,365
Nihon Trim Co. Ltd.	2,750	87,893
Nikko Cordial Corp.	92,000	247,613
Nikon Corp. (a)	27,000	180,537
Nintendo Co. Ltd.	1,100	86,227
Nissan Motor Co. Ltd.	68,600	525,819
Nissen Co. Ltd.	10,600	114,563
Nomura Research Institute Ltd.	1,200	71,963
ORIX Corp.	5,000	229,194
Rohm Co. Ltd.	1,200	124,042
Salomon & Taylor Made Co. Ltd.	2,000	15,509
Shin-Etsu Chemical Co. Ltd.	9,200	276,244
Shionogi & Co. Ltd.	6,000	71,458
Siix Corp.	3,300	63,838
SMC Corp.	1,700	128,399
Sompo Japan Insurance, Inc.	19,000	87,094
Sony Corp.	2,200	54,428

	Shares	Value (Note 1)
Sumitomo Chemical Co. Ltd.	38,000	$ 103,234
Sumitomo Electric Industries Ltd.	14,000	78,540
Sumitomo Mitsui Financial Group, Inc.	41	64,485
Sumitomo Trust & Banking Ltd.	20,000	56,857
Takeda Chemical Industries Ltd.	9,900	363,876
The Daimaru, Inc.	39,000	140,721
THK Co. Ltd.	5,900	54,586
Tokyo Electric Power Co.	20,100	409,117
Tokyo Electron Ltd.	6,400	240,616
Tosoh Corp.	42,000	95,025
Toyota Motor Corp.	18,600	421,104
Tsumura & Co. (a)	13,000	127,381
UMC Japan (a)	137	108,314
United Arrows Ltd.	4,600	113,554
USS Co. Ltd.	1,500	76,706
Yamada Denki Co. Ltd.	4,500	87,052
Yamato Transport Co. Ltd.	11,000	123,420
Yokogawa Electric Corp.	14,000	100,088
TOTAL JAPAN		11,851,996
Korea (South) - 0.6%
KT Corp. sponsored ADR	4,500	91,080
Samsung Electronics Co. Ltd.	1,640	411,857
TOTAL KOREA (SOUTH)		502,937
Mexico - 1.1%
Grupo Televisa SA de CV sponsored ADR (a)	10,200	309,468
Telefonos de Mexico SA de CV sponsored ADR	16,700	504,507
TV Azteca SA de CV sponsored ADR	34,100	197,780
TOTAL MEXICO		1,011,755
Netherlands - 0.9%
ABN-AMRO Holding NV sponsored ADR	5,400	89,316
ASML Holding NV (NY Shares) (a)	9,100	80,171
Euronext NV	8,275	183,211
ING Groep NV (Certificaten Van Aandelen)	5,400	87,857
Koninklijke Philips Electronics NV	2,300	42,873
Koninklijke Philips Electronics NV (NY Shares)	4,600	85,928
Unilever NV (NY Shares)	2,400	151,128
VNU NV	3,700	107,571
TOTAL NETHERLANDS		828,055
Russia - 0.5%
JSC MMC 'Norilsk Nickel' sponsored ADR	5,400	122,850
Mobile TeleSystems OJSC sponsored ADR (a)	1,500	72,000
Surgutneftegaz JSC sponsored ADR	8,300	162,265
YUKOS Corp. sponsored ADR	600	105,000
TOTAL RUSSIA		462,115
Common Stocks - continued
	Shares	Value (Note 1)
Singapore - 0.0%
Venture Corp. Ltd.	3,000	$ 25,042
Spain - 1.2%
Acerinox SA (Reg.)	1,700	63,472
Altadis SA (Spain)	11,500	297,050
Banco Popular Espanol SA (Reg.)	3,300	160,296
Compania de Distribucion Integral Logista SA	3,900	87,220
Corporacion Mapfre SA (Reg.)	5,223	49,059
Iberdrola SA	9,600	154,902
Inditex SA	2,850	56,918
Repsol YPF SA	6,300	91,933
Telefonica SA sponsored ADR	3,200	106,400
TOTAL SPAIN		1,067,250
Sweden - 0.5%
Eniro AB	19,800	151,755
Hennes & Mauritz AB (H&M) (B Shares)	2,950	65,840
Svenska Handelsbanken AB (A Shares)	6,300	100,434
Tele2 AB (B Shares) (a)	3,100	103,782
Telefonaktiebolaget LM Ericsson ADR (a)	5,100	46,206
TOTAL SWEDEN		468,017
Switzerland - 1.9%
Actelion Ltd. (Reg.) (a)	1,300	83,362
Centerpulse AG sponsored ADR	6,800	150,824
Converium Holding AG	1,000	45,223
Credit Suisse Group sponsored ADR	10,700	255,730
Julius Baer Holding AG (Bearer)	340	71,545
Nobel Biocare Holding AG (Switzerland)	660	36,548
Novartis AG (Reg.)	12,620	498,501
Saurer AG (Reg.) (a)	3,340	87,421
Swiss Reinsurance Co. (Reg.)	1,220	79,808
Swisscom AG (Reg.)	240	74,336
UBS AG (NY Shares)	4,600	218,270
Zurich Financial Services AG	540	57,014
TOTAL SWITZERLAND		1,658,582
Taiwan - 0.4%
ASUSTeK Computer, Inc.	47,000	91,707
Hon Hai Precision Industries Co. Ltd.	27,000	84,448
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	129,980	178,280
Winbond Electronics Corp. (a)	101,000	34,488
TOTAL TAIWAN		388,923
United Kingdom - 5.9%
3i Group PLC	18,700	139,154
Alliance & Leicester PLC	12,000	155,741
Amvescap PLC	20,100	109,365
Anglo American PLC (United Kingdom)	4,300	61,656
AstraZeneca PLC (United Kingdom)	7,000	279,090
Aviva PLC	9,500	66,893
BP PLC sponsored ADR	6,600	254,364

	Shares	Value (Note 1)
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	2,750	$ 115,775
French Connection Group PLC	3,700	67,501
Galen Holdings PLC sponsored ADR	3,800	107,654
Games Workshop Group PLC	6,400	52,592
GlaxoSmithKline PLC	24,300	492,318
HBOS PLC	15,500	181,818
HSBC Holdings PLC:
(Hong Kong) (Reg.)	1,468	16,057
(United Kingdom) (Reg.)	43,200	472,522
sponsored ADR	49	2,680
Intertek Testing Services PLC	9,900	57,431
Lloyds TSB Group PLC	21,600	142,241
London Stock Exchange PLC	14,100	73,334
Prudential PLC	16,100	98,679
Reckitt Benckiser PLC	11,800	208,380
Rio Tinto PLC sponsored ADR	1,800	138,060
Royal Bank of Scotland Group PLC	12,500	328,262
Shell Transport & Trading Co. PLC (Reg.)	56,700	341,050
Shire Pharmaceuticals Group PLC (a)	10,400	66,905
Smith & Nephew PLC sponsored ADR	1,600	108,000
Standard Chartered PLC	7,800	87,127
Tate & Lyle PLC	19,900	94,583
Trinity Mirror PLC	13,700	95,589
Unilever PLC	27,100	266,054
Vodafone Group PLC sponsored ADR	27,700	547,352
WPP Group PLC	10,700	76,241
TOTAL UNITED KINGDOM		5,304,468
United States of America - 29.5%
3M Co.	50	6,302
Abbott Laboratories	6,300	255,969
Adobe Systems, Inc.	3,800	131,328
AFLAC, Inc.	7,500	245,325
Agere Systems, Inc.:
Class A (a)	287	514
Class B (a)	463	792
Agilent Technologies, Inc. (a)	4,100	65,682
Allstate Corp.	5,800	219,182
Altria Group, Inc.	4,800	147,648
AMBAC Financial Group, Inc.	1,000	58,350
American Eagle Outfitters, Inc. (a)	50	875
American Express Co.	5,500	208,230
American International Group, Inc.	5,187	300,587
Amgen, Inc. (a)	4,400	269,764
Amphenol Corp. Class A (a)	1,200	53,148
Analog Devices, Inc. (a)	4,100	135,792
Anthem, Inc. (a)	43	2,952
AOL Time Warner, Inc. (a)	4,800	65,664
Apache Corp.	2,740	156,865
Apple Computer, Inc. (a)	900	12,780
Applied Materials, Inc. (a)	4,100	59,860
AT&T Corp.	60	1,023
Avon Products, Inc.	2,200	127,974
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Baker Hughes, Inc.	3,500	$ 98,000
Bank of America Corp.	6,400	473,920
Bank of New York Co., Inc.	3,800	100,510
Bank One Corp.	8,300	299,215
Bear Stearns Companies, Inc.	1,200	80,208
BellSouth Corp.	6,500	165,685
Best Buy Co., Inc. (a)	2,900	100,282
Biomet, Inc.	2,300	70,058
BJ Services Co. (a)	4,600	167,946
Boise Cascade Corp.	2,900	66,613
Boston Scientific Corp. (a)	2,400	103,320
Bowater, Inc.	2,400	93,432
Bristol-Myers Squibb Co.	8,500	217,090
Burlington Resources, Inc.	1,100	50,941
C.R. Bard, Inc.	1,200	76,056
Central Garden & Pet Co. Class A (a)	2,900	70,267
Ceridian Corp. (a)	4,800	66,960
Charles River Laboratories International, Inc. (a)	3,000	81,450
Charles Schwab Corp.	6,400	55,232
ChevronTexaco Corp.	3,300	207,273
ChoicePoint, Inc. (a)	1,300	45,864
Cintas Corp.	1,600	57,440
Cisco Systems, Inc. (a)	8,900	133,856
Citigroup, Inc.	17,068	669,919
Citizens Communications Co. (a)	6,400	69,952
Clear Channel Communications, Inc. (a)	3,796	148,462
Coachmen Industries, Inc.	2,900	36,685
Colgate-Palmolive Co.	2,900	165,793
Comcast Corp. Class A (a)	7,375	235,336
Comverse Technology, Inc. (a)	100	1,307
ConocoPhillips	6,423	323,077
Cooper Companies, Inc.	100	2,790
CVS Corp.	3,900	94,419
Danaher Corp.	800	55,184
Dean Foods Co. (a)	1,800	78,354
Dell Computer Corp. (a)	7,100	205,261
Delta Air Lines, Inc.	1,900	24,301
Dow Chemical Co.	9,000	293,760
Duke Realty Corp.	2,300	63,020
E.W. Scripps Co. Class A	600	47,550
Eastman Kodak Co.	800	23,928
Electronic Arts, Inc. (a)	1,000	59,270
Eli Lilly & Co.	2,300	146,786
ENSCO International, Inc.	5,000	127,000
EOG Resources, Inc.	3,000	112,140
Exact Sciences Corp. (a)	5,100	48,654
Fannie Mae	4,500	325,755
FedEx Corp.	400	23,952
Fifth Third Bancorp	2,900	142,941
First Data Corp.	14,300	560,989
FirstEnergy Corp.	2,600	87,698

	Shares	Value (Note 1)
Florida Rock Industries, Inc.	1,200	$ 45,600
Fluor Corp.	3,200	110,624
Forest Laboratories, Inc. (a)	3,800	196,536
Fox Entertainment Group, Inc. Class A (a)	12,800	325,120
Fred's, Inc. Class A	2,800	90,860
Gap, Inc.	200	3,326
General Electric Co.	32,400	954,180
General Motors Corp. Class H (a)	6,700	79,060
Goldman Sachs Group, Inc.	2,600	197,340
Grant Prideco, Inc. (a)	500	5,705
Guidant Corp.	1,500	58,485
HCA, Inc.	1,600	51,360
Hewlett-Packard Co.	12,000	195,600
Home Depot, Inc.	11,850	333,341
IKON Office Solutions, Inc.	8,100	62,856
Illinois Tool Works, Inc.	1,500	95,970
Ingersoll-Rand Co. Ltd. Class A	2,500	110,200
Intel Corp.	15,700	288,880
International Business Machines Corp.	5,200	441,480
International Paper Co.	2,000	71,500
Intersil Corp. Class A (a)	4,100	75,850
J.P. Morgan Chase & Co.	7,700	225,995
Johnson & Johnson	9,500	535,420
KLA-Tencor Corp. (a)	3,000	123,000
Kohl's Corp. (a)	1,800	102,240
Labor Ready, Inc. (a)	200	1,290
Lee Enterprises, Inc.	1,500	53,805
Leggett & Platt, Inc.	3,000	61,950
Lehman Brothers Holdings, Inc.	3,200	201,504
Liberty Media Corp. Class A (a)	9,048	99,528
Liz Claiborne, Inc.	2,300	74,819
Lowe's Companies, Inc.	1,900	83,391
Lucent Technologies, Inc. (a)	27,600	49,680
Lyondell Chemical Co.	15,300	222,615
Manpower, Inc.	4,200	138,096
ManTech International Corp. Class A	5,600	87,360
Marsh & McLennan Companies, Inc.	1,500	71,520
Masco Corp.	100	2,107
MBIA, Inc.	1,250	55,875
McCormick & Co., Inc. (non-vtg.)	2,600	64,454
McDonald's Corp.	6,100	104,310
Medtronic, Inc.	3,200	152,768
Merck & Co., Inc.	10,900	634,162
Merrill Lynch & Co., Inc.	6,100	250,405
Micron Technology, Inc. (a)	3,800	32,300
Microsoft Corp.	34,600	884,722
Millennium Chemicals, Inc.	11,800	164,138
Monsanto Co.	170	2,958
Morgan Stanley	6,800	304,300
Motorola, Inc.	7,700	60,907
Nabors Industries Ltd. (a)	2,400	94,080
National Semiconductor Corp. (a)	1,700	31,841
National-Oilwell, Inc. (a)	5,000	104,950
NetScreen Technologies, Inc. (a)	2,500	50,700
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Network Associates, Inc. (a)	3,900	$ 44,577
NIKE, Inc. Class B	2,200	117,766
Nordstrom, Inc.	2,900	50,257
Northrop Grumman Corp.	1,100	96,745
NVIDIA Corp. (a)	5,500	78,485
Oracle Corp. (a)	4,700	55,836
Patterson-UTI Energy, Inc. (a)	2,800	92,652
Paychex, Inc.	4,300	133,902
PepsiCo, Inc.	3,090	133,735
Perry Ellis International, Inc. (a)	2,800	53,085
PETsMART, Inc. (a)	5,100	77,163
Pfizer, Inc.	23,865	733,849
PPG Industries, Inc.	1,600	77,616
Praxair, Inc.	1,250	72,600
Pride International, Inc. (a)	7,500	116,400
Priority Healthcare Corp. Class B (a)	1,100	25,080
PrivateBancorp, Inc.	3,300	79,266
Procter & Gamble Co.	3,800	341,430
Qwest Communications International, Inc. (a)	10,000	37,700
Radio One, Inc. Class A (a)	100	1,553
Reebok International Ltd. (a)	2,500	77,650
Rowan Companies, Inc.	5,300	108,650
SBC Communications, Inc.	10,900	254,624
Schering-Plough Corp.	500	9,050
Siliconix, Inc. (a)	1,900	53,675
Simon Property Group, Inc.	2,600	95,472
SLM Corp.	1,400	156,800
Smurfit-Stone Container Corp. (a)	6,200	87,234
Southern Co.	2,800	81,452
Southwest Airlines Co.	50	798
Sovereign Bancorp, Inc.	5,600	86,520
St. Jude Medical, Inc. (a)	2,500	131,150
Staples, Inc. (a)	2,720	51,789
Sun Microsystems, Inc. (a)	300	990
Synthes-Stratec, Inc.	245	154,663
Sysco Corp.	4,900	140,777
T. Rowe Price Group, Inc.	1,500	45,780
Take-Two Interactive Software, Inc. (a)	100	2,250
Texas Instruments, Inc.	7,300	134,977
The Coca-Cola Co.	8,700	351,480
The J.M. Smucker Co.	60	2,177
Travelers Property Casualty Corp.:
Class A	20	325
Class B	75	1,219
TXU Corp.	3,100	61,752
Tyco International Ltd.	21,600	336,960
United Parcel Service, Inc. Class B	3,300	204,996
United Technologies Corp.	1,900	117,439
UnitedHealth Group, Inc.	2,100	193,473
Verizon Communications, Inc.	12,300	459,774
Viacom, Inc. Class B (non-vtg.) (a)	10,241	444,562

	Shares	Value (Note 1)
W.R. Berkley Corp.	1,200	$ 55,728
Wachovia Corp.	6,321	241,525
Wal-Mart Stores, Inc.	12,200	687,104
Weatherford International Ltd. (a)	2,500	100,575
Williams-Sonoma, Inc. (a)	3,300	85,404
Wyeth	4,100	178,473
Xerox Corp. (a)	5,600	55,216
Xilinx, Inc. (a)	3,800	102,866
Yahoo!, Inc. (a)	2,200	54,516
Zimmer Holdings, Inc. (a)	1,800	84,420
TOTAL UNITED STATES OF AMERICA		26,417,552
TOTAL COMMON STOCKS (Cost $55,586,623)		57,286,856
Nonconvertible Preferred Stocks - 0.2%

Italy - 0.2%
Telecom Italia Spa Risp (non-vtg.) (Cost $151,105)	31,000	152,245
Nonconvertible Bonds - 6.0%
		Principal Amount (d)
Germany - 1.8%
Kreditanstalt Fuer Wiederaufbau 3.5% 11/15/05	EUR	1,450,000	1,652,646
Netherlands - 1.2%
Koninklijke Ahold NV 5.875% 5/9/08	EUR	1,230,000	1,089,223
United States of America - 3.0%
Ahold Finance USA, Inc. euro 6.375% 6/8/05	EUR	1,230,000	1,206,904
NTL, Inc. 19% 1/1/10 (e)		1,550,000	1,472,500
TOTAL UNITED STATES OF AMERICA			2,679,404
TOTAL NONCONVERTIBLE BONDS (Cost $5,004,216)			5,421,273
Government Obligations - 24.7%

France - 2.3%
French Government 4% 1/12/04	EUR	1,800,000	2,034,699
Germany - 1.4%
German Federal Republic4.5% 8/18/06	EUR	1,075,000	1,263,491
United Kingdom - 3.9%
United Kingdom, Great Britain & Northern Ireland 8.5% 12/7/05	GBP	1,935,000	3,467,861
United States of America - 17.1%
U.S. Treasury Bills, yield at date of purchase 1.1% 7/3/03 (c)		550,000	548,927
U.S. Treasury Notes:
2% 11/30/04		3,125,000	3,157,350
5.625% 2/15/06		3,000,000	3,307,032
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
United States of America - continued
U.S. Treasury Notes: - continued
5.75% 11/15/05		$ 4,010,000	$ 4,407,078
7% 7/15/06		3,420,000	3,937,408
TOTAL UNITED STATES OF AMERICA			15,357,795
TOTAL GOVERNMENT OBLIGATIONS (Cost $20,886,905)			22,123,846
Money Market Funds - 6.3%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	5,092,193	5,092,193
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	518,232	518,232
TOTAL MONEY MARKET FUNDS (Cost $5,610,425)		5,610,425
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $87,239,274)		90,594,645
NET OTHER ASSETS - (1.2)%		(1,062,772)
NET ASSETS - 100%		$ 89,531,873
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
10 DAX 100 Index Contracts (Germany)	June 2003	$ 819,920	$ 77,649
65 Dow Jones Euro Stoxx 50 Index Contracts	June 2003	1,665,894	90,345
10 Nasdaq 100 Index Contracts	June 2003	1,108,000	140,490
4 S&P 500 Index Contracts	June 2003	916,100	108,276
TOTAL EQUITY INDEX CONTRACTS		$ 4,509,914	$ 416,760
The face value of futures purchased as a percentage of net assets - 5.0%

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $548,927.
(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,472,500 or 1.6% of net assets.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	16.5%
AAA,AA,A	9.4%
BBB	0.0%
BB	0.0%
B	2.6%
CCC,CC,C	0.0%
Not Rated	1.6%
Equities	69.2%
Short-Term Investments and Net Other Assets	0.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other than short-term securities, aggregated $50,266,312 and $49,134,256, respectively, of which long-term U.S. government and government agency obligations aggregated $6,408,604 and $0, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,626 for the period.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $8,790,000 of which $1,895,000 and $6,895,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Global Balanced

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $498,091) (cost $87,239,274) - See accompanying schedule		$ 90,594,645
Foreign currency held at value (cost $1,141,113)		1,133,814
Receivable for investments sold		578,255
Receivable for fund shares sold		205,207
Dividends receivable		199,160
Interest receivable		590,616
Redemption fees receivable		2
Other receivables		521
Total assets		93,302,220

Liabilities
Payable to custodian bank	$ 20,133
Payable for investments purchased	3,044,656
Payable for fund shares redeemed	61,526
Accrued management fee	53,543
Payable for daily variation on futures contracts	9,115
Other payables and accrued expenses	63,142
Collateral on securities loaned, at value	518,232
Total liabilities		3,770,347

Net Assets		$ 89,531,873
Net Assets consist of:
Paid in capital		$ 97,735,389
Undistributed net investment income		333,674
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,316,801)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,779,611
Net Assets, for 5,958,452 shares outstanding		$ 89,531,873
Net Asset Value, offering price and redemption price per share ($89,531,873 ÷ 5,958,452 shares)		$ 15.03

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 488,672
Interest		564,431
Security lending		1,937
		1,055,040
Less foreign taxes withheld		(34,480)
Total income		1,020,560

Expenses
Management fee	$ 324,184
Transfer agent fees	133,523
Accounting and security lending fees	30,393
Non-interested trustees' compensation	135
Custodian fees and expenses	53,309
Registration fees	12,361
Audit	28,322
Legal	227
Miscellaneous	342
Total expenses before reductions	582,796
Expense reductions	(10,200)	572,596
Net investment income (loss)		447,964
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,172,093)
Foreign currency transactions	(101,833)
Futures contracts	(337,884)
Total net realized gain (loss)		(2,611,810)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,251,231
Assets and liabilities in foreign currencies	(4,260)
Futures contracts	272,283
Total change in net unrealized appreciation (depreciation)		4,519,254
Net gain (loss)		1,907,444
Net increase (decrease) in net assets resulting from operations		$ 2,355,408

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Global Balanced
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 447,964	$ 984,994
Net realized gain (loss)	(2,611,810)	(6,463,440)
Change in net unrealized appreciation (depreciation)	4,519,254	2,239,240
Net increase (decrease) in net assets resulting from operations	2,355,408	(3,239,206)
Distributions to shareholders from net investment income	(1,305,711)	(173,044)
Share transactions Net proceeds from sales of shares	8,988,641	21,822,549
Reinvestment of distributions	1,224,310	162,113
Cost of shares redeemed	(9,998,052)	(19,127,519)
Net increase (decrease) in net assets resulting from share transactions	214,899	2,857,143
Redemption fees	4,092	9,266
Total increase (decrease) in net assets	1,268,688	(545,841)
Net Assets
Beginning of period	88,263,185	88,809,026
End of period (including undistributed net investment income of $333,674 and undistributed net investment income of $1,191,421, respectively)	$ 89,531,873	$ 88,263,185
Other Information Shares
Sold	610,164	1,385,526
Issued in reinvestment of distributions	82,113	10,113
Redeemed	(682,260)	(1,229,128)
Net increase (decrease)	10,017	166,511

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,			Three months ended October 31,	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 14.84	$ 15.36	$ 19.10	$ 18.67	$ 18.02	$ 16.62	$ 15.45
Income from Investment Operations
Net investment income (loss)D	.07	.17G	.28	.36E	.08	.31	.30
Net realized and unrealized gain (loss)	.34	(.66)G	(2.46)	.47	.74	1.37	1.27
Total from investment operations	.41	(.49)	(2.18)	.83	.82	1.68	1.57
Distributions from net investment income	(.22)	(.03)	(.32)	(.15)	(.17)	(.28)	(.40)
Distributions from net realized gain	-	-	(1.24)	(.25)	-	-	-
Total distributions	(.22)	(.03)	(1.56)	(.40)	(.17)	(.28)	(.40)
Redemption fees added to paid in capitalD	-H	-H	-H	-H	-	-	-
Net asset value, end of period	$ 15.03	$ 14.84	$ 15.36	$ 19.10	$ 18.67	$ 18.02	$ 16.62
Total ReturnB,C	2.77%	(3.20)%	(12.36)%	4.45%	4.57%	10.39%	10.53%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.32%A	1.29%	1.29%	1.26%	1.20%A	1.32%	1.39%
Expenses net of voluntary waivers, if any	1.32%A	1.29%	1.29%	1.26%	1.20%A	1.32%	1.39%
Expenses net of all reductions	1.30%A	1.27%	1.27%	1.25%	1.19%A	1.30%	1.37%
Net investment income (loss)	1.02%A	1.07%G	1.69%	1.81%	1.74%A	1.83%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,532	$ 88,263	$ 88,809	$ 104,820	$ 97,468	$ 101,756	$ 94,961
Portfolio turnover rate	120%A	126%	102%	62%	80%A	100%	81%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.04 per share. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

International Growth & Income

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2003
Japan	17.1%
United Kingdom	15.9%
United States of America	10.2%
France	9.8%
Netherlands	7.9%
Switzerland	7.7%
Germany	7.3%
Italy	4.2%
Spain	3.9%
Other	16.0%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2002
Japan	20.0%
United States of America	14.8%
United Kingdom	14.3%
France	8.8%
Switzerland	7.8%
Netherlands	6.6%
Germany	5.3%
Spain	3.7%
Hong Kong	2.9%
Other	15.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	91.5	87.6
Short-Term Investments and Net Other Assets	8.5	12.4
Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
TotalFinaElf SA (France, Oil & Gas)	3.8	2.9
Shell Transport & Trading Co. PLC (Reg.) (United Kingdom, Oil & Gas)	2.6	1.3
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	2.2	1.7
Unilever NV (NY Shares) (Netherlands, Food Products)	2.1	1.3
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	2.0	1.4
BP PLC sponsored ADR (United Kingdom, Oil & Gas)	1.6	1.6
Nokia Corp. sponsored ADR (Finland, Communications Equipment)	1.5	0.9
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	1.3	0.4
Unilever PLC sponsored ADR (United Kingdom, Food Products)	1.2	0.8
Nomura Holdings, Inc. (Japan, Diversified Financials)	1.1	1.3
	19.4
Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.0	22.5
Health Care	11.0	11.9
Information Technology	10.7	11.5
Consumer Discretionary	10.9	11.4
Energy	10.8	7.0
Consumer Staples	6.5	7.6
Telecommunication Services	5.9	3.7
Materials	5.7	5.6
Industrials	3.5	3.4
Utilities	2.2	2.6

Semiannual Report

International Growth & Income

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.0%
	Shares	Value (Note 1)
Australia - 1.0%
John Fairfax Holdings Ltd.	1,931,100	$ 3,690,878
News Corp. Ltd. ADR	170,000	4,807,600
TOTAL AUSTRALIA		8,498,478
Austria - 0.3%
voestalpine AG	92,800	2,614,978
Belgium - 1.1%
Agfa-Gevaert NV	33,400	664,792
Electrabel SA	11,100	2,666,102
Fortis	225,000	3,783,989
Solvay SA	41,000	2,902,064
TOTAL BELGIUM		10,016,947
Brazil - 0.2%
Banco Itau Holding Financeira SA (PN)	27,439,000	1,819,212
Canada - 0.4%
Molson, Inc. Class A	89,500	2,060,342
Teck Cominco Ltd. Class B (sub. vtg.)	225,500	1,613,973
TOTAL CANADA		3,674,315
China - 0.2%
China Oilfield Services Ltd. (H Shares)	9,600,000	2,030,991
Croatia - 0.2%
Pliva D.D. GDR	117,300	1,612,875
Denmark - 1.3%
Coloplast AS Series B	35,000	2,591,227
Danske Bank AS	132,100	2,544,398
ISS AS	400	14,988
Novozymes AS Series B	245,000	5,990,896
TOTAL DENMARK		11,141,509
Finland - 1.8%
Nokia Corp. sponsored ADR	834,100	13,821,037
Outokumpu Oyj (A Shares)	312,397	2,584,985
TOTAL FINLAND		16,406,022
France - 9.8%
Air France Compagnie (Reg.)	237,300	2,648,182
Alcatel SA sponsored ADR	95,000	765,700
Aventis SA sponsored ADR	111,700	5,622,978
AXA SA	460,400	7,006,690
Bacou Dalloz (a)	24,596	2,026,989
BNP Paribas SA	64,990	3,056,577
Bouygues SA	64,900	1,590,760
CNP Assurances	100,200	4,035,812
Credit Agricole SA	165,000	3,042,454
Credit Lyonnais SA	34,700	2,155,426
Elior SA	223,700	1,300,735
Euler & Hermes SA	51,900	1,683,003
Michelin SA (Compagnie Generale des Etablissements) Series B	58,200	2,157,377

	Shares	Value (Note 1)
Neopost SA (a)	121,379	$ 4,207,506
NRJ Group	155,000	2,426,494
Pechiney SA Series A	80,900	2,338,453
Rhodia SA	283,900	1,777,759
TotalFinaElf SA:
Series B	223,744	29,399,962
sponsored ADR	68,400	4,493,880
Vivendi Environnement	184,700	3,996,385
Vivendi Universal SA sponsored ADR	141,200	2,317,092
TOTAL FRANCE		88,050,214
Germany - 6.6%
Allianz AG (Reg.)	74,059	5,246,189
Altana AG	68,000	3,338,051
AMB Generali Holding AG	54,100	3,115,473
BASF AG sponsored ADR	55,600	2,479,760
Bewag AG Series A	93,400	1,357,718
Degussa AG	65,000	1,889,758
Deutsche Bank AG	133,500	6,875,250
Deutsche Boerse AG	137,875	6,475,217
Deutsche Telekom AG sponsored ADR	255,800	3,427,720
Infineon Technologies AG sponsored ADR (a)	345,000	2,625,450
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	68,500	6,855,405
Salzgitter AG	289,800	2,235,975
SAP AG	16,400	1,683,472
Siemens AG sponsored ADR	30,000	1,497,000
Stada Arzneimittel AG	88,061	4,618,234
Suedzucker AG (Bearer)	328,200	5,570,957
TOTAL GERMANY		59,291,629
Greece - 0.6%
Greek Organization of Football Prognostics SA	134,020	1,225,864
Public Power Corp. of Greece GDR (a)(c)	250,000	3,796,289
TOTAL GREECE		5,022,153
Hong Kong - 1.4%
ASM Pacific Technology Ltd.	800,000	1,984,832
Cheung Kong Holdings Ltd.	194,000	1,072,091
China Unicom Ltd. sponsored ADR	110,000	590,700
Hong Kong Exchanges & Clearing Ltd.	2,670,000	3,115,340
Hutchison Whampoa Ltd.	595,100	3,311,558
SmarTone Telecommunications Holdings Ltd.	1,189,470	1,364,989
Sun Hung Kai Properties Ltd.	200,000	938,564
TOTAL HONG KONG		12,378,074
India - 1.2%
Dr. Reddy's Laboratories Ltd.	173,900	3,210,278
Satyam Computer Services Ltd.	819,500	2,639,303
Common Stocks - continued
	Shares	Value (Note 1)
India - continued
State Bank of India	315,000	$ 1,854,253
Sun Pharmaceutical Industries Ltd.	470,974	2,759,955
TOTAL INDIA		10,463,789
Ireland - 0.4%
Independent News & Media PLC:
rights 12/31/03 (a)	483,813	254,270
(Ireland)	1,814,300	2,393,925
Kerry Group PLC Class A	90,000	1,333,454
TOTAL IRELAND		3,981,649
Italy - 3.7%
Assicurazioni Generali Spa	200,000	4,613,693
Banca Intesa Spa	1,654,093	4,302,185
Banco Popolare di Verona e Novara	413,800	5,633,508
Cassa Di Risparmio Di Firenze	1,949,500	2,480,761
ENI Spa sponsored ADR	110,000	7,815,500
Parmalat Finanziaria Spa	1,299,571	3,333,596
San Paolo IMI Spa	131,700	1,091,837
Snam Rete Gas Spa	350,000	1,271,953
Telecom Italia Spa	330,000	2,674,980
TOTAL ITALY		33,218,013
Japan - 16.8%
Aeon Credit Service Ltd.	44,440	1,063,390
Anritsu Corp.	218,000	711,418
Asahi National Broadcasting Co.	1,517	1,799,041
Canon Sales Co., Inc.	403,000	3,026,864
Canon, Inc.	179,000	7,179,690
Credit Saison Co. Ltd.	175,000	3,304,386
Daito Trust Construction Co.	104,000	1,989,991
Daiwa Securities Group, Inc.	1,246,000	4,915,043
Denso Corp.	111,000	1,587,115
Don Quijote Co. Ltd.	28,600	2,605,139
East Japan Railway Co.	402	1,825,813
FamilyMart Co. Ltd.	22,000	420,960
Fuji Photo Film Co. Ltd.	100,000	2,556,878
Fuji Soft ABC, Inc.	54,700	579,688
Fujisawa Pharmaceutical Co. Ltd.	75,000	1,274,234
Fujitsu Ltd.	291,000	815,030
Heiwa Corp.	55,600	838,010
Hitachi Chemical Co. Ltd.	297,500	2,697,380
Hitachi Information Systems Co. Ltd.	112,300	2,125,195
Ito-Yokado Co. Ltd.	60,000	1,415,535
JAFCO Co. Ltd.	55,000	1,993,776
Japan Real Estate Investment Corp.	579	3,116,700
KDDI Corp.	1,050	3,196,939
Kirin Beverage Corp.	155,000	2,499,138
Kirin Brewery Co. Ltd.	383,000	2,963,624
Konica Corp.	156,000	1,431,482
Kyocera Corp.	54,400	2,662,921
Matsushita Electric Industrial Co. Ltd.	236,000	1,873,840
Minolta Co. Ltd. (a)	351,000	1,948,442

	Shares	Value (Note 1)
Mitsubishi Electric Corp.	700,000	$ 1,819,252
Mitsubishi Tokyo Finance Group, Inc. (MTFG)	370	1,302,400
Mitsui & Co. Ltd.	329,000	1,563,438
Mitsui O.S.K Lines Ltd.	1,081,000	2,836,722
Mitsumi Electric Co. Ltd.	103,000	783,145
Murata Manufacturing Co. Ltd.	49,500	1,769,418
Nichicon Corp.	385,000	3,937,592
Nikko Cordial Corp.	2,187,000	5,886,202
Nikon Corp. (a)	141,000	942,807
Nippon Telegraph & Telephone Corp.	1,364	4,757,632
Nomura Holdings, Inc.	719,000	7,141,924
Nomura Holdings, Inc. sponsored ADR	300,000	3,012,000
NTT DoCoMo, Inc.	1,736	3,591,875
NTT DoCoMo, Inc. sponsored ADR	120,000	2,514,000
Rohm Co. Ltd.	31,700	3,276,782
Sanken Electric Co. Ltd.	250,000	2,186,804
Sanyo Electric Co. Ltd.	900,000	2,823,500
Sony Corp.	35,900	888,166
Sumitomo Bakelite Co. Ltd.	673,000	2,388,713
Sumitomo Chemical Co. Ltd.	526,000	1,428,975
Sumitomo Mitsui Financial Group, Inc.	467	734,505
Taiyo Yuden Co. Ltd.	206,000	1,574,953
Takeda Chemical Industries Ltd.	53,000	1,948,021
Tanabe Seiyaku Co. Ltd.	263,000	1,734,236
THK Co. Ltd.	160,000	1,480,298
Tohoku Electric Power Co., Inc.	205,400	3,280,665
Tokyo Broadcasting System, Inc.	28,000	329,467
Tokyo Electron Ltd.	82,000	3,082,888
Tosoh Corp.	585,000	1,323,563
Toyota Motor Corp.	244,000	5,524,160
Tsumura & Co. (a)	68,000	666,302
UMC Japan (a)	3,838	3,034,375
Uni-Charm Corp.	61,100	2,441,019
Uny Co. Ltd.	480,000	4,073,510
TOTAL JAPAN		150,496,971
Luxembourg - 0.2%
RTL Group	38,800	1,481,637
Mexico - 0.5%
Grupo Televisa SA de CV sponsored ADR (a)	93,000	2,821,620
Telefonos de Mexico SA de CV sponsored ADR	67,000	2,024,070
TOTAL MEXICO		4,845,690
Netherlands - 7.9%
Akzo Nobel NV	161,500	3,597,339
ASM International NV (Nasdaq) (a)	135,000	1,840,050
ASML Holding NV (NY Shares) (a)	335,000	2,951,350
Euronext NV	439,200	9,724,046
Hunter Douglas NV	47,800	1,400,389
ING Groep NV (Certificaten Van Aandelen)	560,444	9,118,317
Common Stocks - continued
	Shares	Value (Note 1)
Netherlands - continued
Koninklijke Philips Electronics NV (NY Shares)	341,900	$ 6,386,692
OPG Groep NV	50,000	1,565,480
Royal Dutch Petroleum Co. (NY Shares)	186,500	7,624,120
TPG NV	68,600	1,072,385
Unilever NV (NY Shares)	300,000	18,891,000
Unit 4 Agresso NV (a)	100,000	415,970
Van der Moolen Holding NV sponsored ADR	109,300	1,158,580
Vedior NV (Certificaten Van Aandelen)	157,000	1,037,544
VNU NV	82,800	2,407,261
Wegener NV	279,300	1,227,391
TOTAL NETHERLANDS		70,417,914
Norway - 0.9%
DnB Holding ASA	552,200	2,635,950
Statoil ASA	636,800	5,051,151
TOTAL NORWAY		7,687,101
Russia - 0.2%
Lukoil Oil Co. sponsored ADR	21,000	1,453,200
Singapore - 0.5%
Flextronics International Ltd. (a)	270,100	2,363,375
MobileOne Ltd.	500,000	355,330
Oversea-Chinese Banking Corp. Ltd.	350,000	1,865,482
TOTAL SINGAPORE		4,584,187
Spain - 3.9%
Acerinox SA (Reg.)	103,700	3,871,816
Banco Bilbao Vizcaya Argentaria SA	325,000	3,278,003
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	64,500	654,675
Banco Popular Espanol SA (Reg.)	30,000	1,457,238
Banco Santander Central Hispano SA	1,250,060	9,840,632
Cementos Portland SA	11,911	473,353
NH Hoteles SA (a)	298,000	2,682,450
Prosegur Comp Securidad SA (Reg.)	87,000	1,128,487
Telefonica SA sponsored ADR	355,776	11,829,552
TOTAL SPAIN		35,216,206
Sweden - 1.7%
Eniro AB	321,000	2,460,268
Gambro AB (A Shares)	300,400	1,694,553
Nordea AB	464,300	2,471,074
Securitas AB (B Shares)	243,000	2,860,717
Svenska Handelsbanken AB (A Shares)	291,600	4,648,665
TeliaSonera AB	173,900	620,569
TOTAL SWEDEN		14,755,846
Switzerland - 7.7%
Actelion Ltd. (Reg.) (a)	27,802	1,782,785
Bank Sarasin & Compagnie AG Series B (Reg.)	2,431	2,782,081
Converium Holding AG	110,000	4,974,527

	Shares	Value (Note 1)
Credit Suisse Group (Reg.)	403,600	$ 9,654,932
Givaudan AG	3,060	1,186,134
Julius Baer Holding AG (Bearer)	7,820	1,645,526
Nestle SA (Reg.)	9,760	1,992,499
Nobel Biocare Holding AG (Switzerland)	40,200	2,226,078
Novartis AG (Reg.)	501,520	19,810,484
Roche Holding AG (participation certificate)	133,190	8,486,634
SIG Holding AG	24,122	2,497,867
Swiss Reinsurance Co. (Reg.)	15,160	991,713
UBS AG (NY Shares)	164,650	7,812,643
Zurich Financial Services AG	27,451	2,898,326
TOTAL SWITZERLAND		68,742,229
Taiwan - 1.9%
Advanced Semiconductor Engineering, Inc. sponsored ADR (a)	480,000	1,238,400
ASE Test Ltd. (a)	390,000	1,341,600
ASUSTeK Computer, Inc.	1,044,000	2,037,073
Fubon Financial Holding Co. Ltd.	2,804,506	1,915,272
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	2,619,000	3,592,201
United Microelectronics Corp. (a)	4,224,702	2,424,506
Via Technologies, Inc.	2,710,000	3,110,474
Yageo Corp. (a)	8,944,000	1,719,506
TOTAL TAIWAN		17,379,032
United Kingdom - 15.9%
3i Group PLC	330,200	2,457,149
AstraZeneca PLC sponsored ADR	133,700	5,330,619
Aviva PLC	389,000	2,739,073
BOC Group PLC	256,000	3,232,350
BP PLC sponsored ADR	374,800	14,444,792
BPB PLC	640,400	3,176,980
British Sky Broadcasting Group PLC (BSkyB) (a)	144,300	1,497,538
Capital Radio PLC	59,875	440,763
Centrica PLC	900,000	2,394,449
EMAP PLC	162,500	2,088,191
GlaxoSmithKline PLC	873,731	17,701,795
Granada PLC	2,698,200	2,946,987
HBOS PLC	460,000	5,395,892
HSBC Holdings PLC sponsored ADR	132,000	7,219,080
Intercontinental Hotels Group PLC	341,700	2,077,926
Lloyds TSB Group PLC	382,300	2,517,535
LogicaCMG PLC	802,400	1,418,909
Pearson PLC	70,400	587,528
Punch Taverns Ltd.	772,000	2,634,558
Serco Group PLC	660,000	1,652,950
Severn Trent PLC	149,100	1,706,024
Shell Transport & Trading Co. PLC (Reg.)	3,884,100	23,362,860
SMG PLC	362,650	455,574
Tesco PLC	1,456,400	4,614,740
Trinity Mirror PLC	575,000	4,011,952
Unilever PLC sponsored ADR	278,000	10,917,060
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Vodafone Group PLC	4,753,481	$ 9,392,890
Whitbread PLC	293,803	2,912,721
William Hill PLC	512,500	1,915,059
Xstrata PLC	100,000	890,567
TOTAL UNITED KINGDOM		142,134,511
United States of America - 1.7%
Avon Products, Inc.	37,500	2,181,375
DENTSPLY International, Inc.	105,000	3,932,250
Fox Entertainment Group, Inc. Class A (a)	100,000	2,540,000
Ingram Micro, Inc. Class A (a)	212,000	2,120,000
Manpower, Inc.	65,400	2,150,352
Micron Technology, Inc. (a)	80,000	680,000
Motorola, Inc.	248,000	1,961,680
TOTAL UNITED STATES OF AMERICA		15,565,657
TOTAL COMMON STOCKS (Cost $875,198,133)		804,981,029
Nonconvertible Preferred Stocks - 1.2%

Germany - 0.7%
Fresenius Medical Care AG	181,800	6,484,911
Italy - 0.5%
Telecom Italia Spa Risp (non-vtg.)	821,900	4,036,461
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,374,493)		10,521,372
Government Obligations - 0.0%
Principal Amount
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.1% 7/3/03 (d) (Cost $499,022)	$ 500,000	499,025
Money Market Funds - 18.5%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	45,810,352	45,810,352
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	119,652,203	119,652,203
TOTAL MONEY MARKET FUNDS (Cost $165,462,555)		165,462,555
TOTAL INVESTMENT PORTFOLIO - 109.7% (Cost $1,050,534,203)		981,463,981
NET OTHER ASSETS - (9.7)%		(86,803,012)
NET ASSETS - 100%		$ 894,660,969
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
80 Nikkei 225 Index Contracts (Japan)	June 2003	$ 3,116,000	$ (24,480)

The face value of futures purchased as a percentage of net assets - 0.3%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,796,289 or 0.4% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $499,025.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $276,747,536 and $247,217,322, respectively.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $99,763,000 of which $63,867,000 and $35,896,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

International Growth & Income

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $114,195,752) (cost $1,050,534,203) - See accompanying schedule		$ 981,463,981
Foreign currency held at value (cost $22,105,676)		21,958,493
Receivable for investments sold		10,911,276
Receivable for fund shares sold		934,413
Dividends receivable		4,221,928
Interest receivable		47,940
Redemption fees receivable		62
Receivable for daily variation on futures contracts		14,000
Other receivables		183,917
Total assets		1,019,736,010

Liabilities
Payable for investments purchased	$ 3,701,861
Payable for fund shares redeemed	919,318
Accrued management fee	527,560
Other payables and accrued expenses	274,099
Collateral on securities loaned, at value	119,652,203
Total liabilities		125,075,041

Net Assets		$ 894,660,969
Net Assets consist of:
Paid in capital		$ 1,090,841,499
Undistributed net investment income		2,984,958
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(130,004,804)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(69,160,684)
Net Assets, for 53,146,286 shares outstanding		$ 894,660,969
Net Asset Value, offering price and redemption price per share ($894,660,969 ÷ 53,146,286 shares)		$ 16.83

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 8,386,392
Interest		569,196
Security lending		402,474
		9,358,062
Less foreign taxes withheld		(1,040,803)
Total income		8,317,259

Expenses
Management fee	$ 3,230,277
Transfer agent fees	1,400,702
Accounting and security lending fees	240,042
Non-interested trustees' compensation	1,541
Custodian fees and expenses	160,751
Registration fees	20,000
Audit	41,522
Legal	1,962
Miscellaneous	2,883
Total expenses before reductions	5,099,680
Expense reductions	(114,900)	4,984,780
Net investment income (loss)		3,332,479
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(26,876,293)
Foreign currency transactions	4,751
Futures contracts	(541,527)
Total net realized gain (loss)		(27,413,069)
Change in net unrealized appreciation (depreciation) on: Investment securities	36,750,500
Assets and liabilities in foreign currencies	(37,945)
Futures contracts	223,607
Total change in net unrealized appreciation (depreciation)		36,936,162
Net gain (loss)		9,523,093
Net increase (decrease) in net assets resulting from operations		$ 12,855,572
Other Information
Deferred sales charges withheld by FDC		$ 933

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

International Growth & Income
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,332,479	$ 5,468,685
Net realized gain (loss)	(27,413,069)	(31,561,666)
Change in net unrealized appreciation (depreciation)	36,936,162	(25,153,951)
Net increase (decrease) in net assets resulting from operations	12,855,572	(51,246,932)
Distributions to shareholders from net investment income	(4,820,833)	-
Share transactions Net proceeds from sales of shares	118,044,142	304,424,728
Reinvestment of distributions	4,358,553	-
Cost of shares redeemed	(125,931,854)	(245,616,474)
Net increase (decrease) in net assets resulting from share transactions	(3,529,159)	58,808,254
Redemption fees	25,293	114,433
Total increase (decrease) in net assets	4,530,873	7,675,755
Net Assets
Beginning of period	890,130,096	882,454,341
End of period (including undistributed net investment income of $2,984,958 and undistributed net investment income of $4,473,312, respectively)	$ 894,660,969	$ 890,130,096
Other Information Shares
Sold	7,240,127	16,847,643
Issued in reinvestment of distributions	257,142	-
Redeemed	(7,780,070)	(13,535,789)
Net increase (decrease)	(282,801)	3,311,854

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 16.66	$ 17.61	$ 26.70	$ 26.02	$ 19.75	$ 20.88
Income from Investment Operations
Net investment income (loss) E	.06	.11	.19 G	.18 F	.15	.34
Net realized and unrealized gain (loss)	.20	(1.06)	(6.11)	2.33	6.84	(.22)
Total from investment operations	.26	(.95)	(5.92)	2.51	6.99	.12
Distributions from net investment income	(.09)	-	(.51)	(.33)	(.09)	(.37)
Distributions from net realized gain	-	-	(2.66)	(1.50)	(.63)	(.88)
Total distributions	(.09)	-	(3.17)	(1.83)	(.72)	(1.25)
Redemption fees added to paid in capital E	- I	- I	- I	- I	-	-
Net asset value, end of period	$ 16.83	$ 16.66	$ 17.61	$ 26.70	$ 26.02	$ 19.75
Total ReturnB, C, D	1.56%	(5.39)%	(24.91)%	9.57%	36.51%	.55%
Ratios to Average Net Assets H
Expenses before expense reductions	1.16% A	1.14%	1.14%	1.07%	1.13%	1.17%
Expenses net of voluntary waivers, if any	1.16% A	1.14%	1.14%	1.07%	1.13%	1.17%
Expenses net of all reductions	1.13% A	1.12%	1.09%	1.05%	1.10%	1.13%
Net investment income (loss)	.76% A	.59%	.91%	.63%	.69%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 894,661	$ 890,130	$ 882,454	$ 1,252,584	$ 1,080,055	$ 817,765
Portfolio turnover rate	63% A	63%	81%	104%	94%	143%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.07 per share. G Investment income per share reflects a special dividend which amounted to $.04 per share. H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. I Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Diversified International

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2003
United Kingdom	15.1%
Japan	11.1%
United States of America	9.7%
France	7.2%
Switzerland	7.2%
Netherlands	6.8%
Canada	5.8%
Germany	4.2%
Spain	4.0%
Other	28.9%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2002
United Kingdom	12.2%
Japan	11.8%
France	10.4%
United States of America	9.9%
Netherlands	7.8%
Canada	6.4%
Switzerland	6.0%
Germany	4.8%
Spain	4.0%
Other	26.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	93.4	91.2
Bonds	1.3	2.9
Short-Term Investments and Net Other Assets	5.3	5.9
Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	2.4	1.9
Unilever NV (NY Shares) (Netherlands, Food Products)	2.0	2.2
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.6	1.0
Altadis SA (Spain) (Spain, Tobacco)	1.4	1.2
HSBC Holdings PLC (United Kingdom, Banks)	1.2	0.2
TotalFinaElf SA (France, Oil & Gas)	1.2	1.8
Nomura Holdings, Inc. (Japan, Diversified Financials)	1.1	0.9
Novo Nordisk AS Series B (Denmark, Pharmaceuticals)	1.0	0.9
Canon, Inc. ADR (Japan, Office Electronics)	1.0	1.1
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	0.9	0.9
	13.8
Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.2	22.7
Health Care	14.2	14.3
Consumer Discretionary	12.4	9.6
Consumer Staples	11.1	11.2
Information Technology	9.2	8.6
Energy	8.9	8.7
Materials	6.5	6.8
Industrials	4.3	4.7
Telecommunication Services	3.6	2.9
Utilities	1.1	1.3

Semiannual Report

Diversified International

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value (Note 1)
Australia - 2.7%
Australia & New Zealand Banking Group Ltd.	2,708,900	$ 31,658,975
Australian Gas Light Co.	2,379,919	17,046,430
Billabong International Ltd.	924,100	3,295,007
CSL Ltd.	2,352,500	23,056,396
Fosters Group Ltd.	4,711,458	13,226,909
Macquarie Bank Ltd.	936,727	14,721,959
National Australia Bank Ltd.	1,444,800	29,424,977
News Corp. Ltd. sponsored ADR	417,700	9,799,242
QBE Insurance Group Ltd.	6,999,400	37,457,926
Suncorp-Metway Ltd.	2,248,000	16,017,024
Westfield Holdings Ltd.	2,153,000	19,697,991
TOTAL AUSTRALIA		215,402,836
Belgium - 0.5%
Agfa-Gevaert NV	1,338,814	26,647,700
Groupe Bruxelles Lambert SA (GBL)	188,966	7,786,471
Melexis NV	943,950	6,966,464
TOTAL BELGIUM		41,400,635
Bermuda - 0.3%
Aquarius Platinum Ltd.:
(Australia)	2,874,145	9,365,631
(United Kingdom)	232,500	775,765
Clear Media Ltd. (a)	23,850,500	10,856,218
TOTAL BERMUDA		20,997,614
Brazil - 1.6%
Aracruz Celulose SA sponsored ADR	1,154,800	24,250,800
Banco Itau Holding Financeira SA (PN)	153,978,000	10,208,778
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	417,100	6,047,950
Companhia Vale do Rio Doce sponsored ADR	1,117,900	31,256,484
Petroleo Brasileiro SA Petrobras sponsored ADR	983,000	18,234,650
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,789,400	32,477,610
Votorantim Celulose e Papel SA sponsored ADR	232,500	4,417,500
TOTAL BRAZIL		126,893,772
Canada - 5.8%
Alcan, Inc.	391,200	11,461,737
Barrick Gold Corp.	539,100	8,194,621
Bombardier, Inc. Class B (sub. vtg.)	4,624,700	11,194,774
Brascan Corp. Class A (ltd. vtg.)	380,500	8,586,798
Canadian Natural Resources Ltd.	473,500	15,788,838
Canadian Western Bank, Edmonton	200,000	4,115,800
EnCana Corp.	1,613,641	52,917,519
Hurricane Hydrocarbons Class A (a)	1,077,100	11,796,631
ITF Optical Technologies, Inc. Series A (e)	39,827	49,784

	Shares	Value (Note 1)
Kinross Gold Corp. (a)	1,632,466	$ 10,078,357
Loblaw Companies Ltd.	201,800	7,883,362
Mega Bloks, Inc.	189,100	3,034,043
Mega Bloks, Inc. (a)(d)	345,000	5,535,403
Metro, Inc. Class A (sub. vtg.)	570,600	7,662,400
Molson, Inc. Class A	510,900	11,761,214
National Bank of Canada	828,900	20,180,405
OZ Optics Ltd. unit (e)	102,000	1,504,500
Petro-Canada	1,882,200	62,065,988
Potash Corp. of Saskatchewan	71,380	4,391,351
Power Corp. of Canada (sub. vtg.)	1,000,000	28,078,130
Precision Drilling Corp. (a)	1,116,500	38,218,804
Saputo, Inc.	753,800	13,277,607
Sun Life Financial Services of Canada, Inc.	1,279,905	26,294,525
Talisman Energy, Inc.	948,500	37,867,217
Teck Cominco Ltd. Class B (sub. vtg.)	231,000	1,653,338
Tembec, Inc. (a)	272,900	1,384,013
Thunder Energy, Inc. (a)	936,900	4,117,524
TimberWest Forest Corp. unit	2,052,400	17,553,138
TransCanada PipeLines Ltd.	1,228,800	19,629,941
Trican Well Service Ltd. (a)	592,600	8,185,197
TOTAL CANADA		454,462,959
Cayman Islands - 0.2%
Apex Silver Mines Ltd. (a)	1,008,500	13,160,925
China - 0.1%
Byd Co. Ltd. (H Shares)	3,628,000	7,187,014
PetroChina Co. Ltd. sponsored ADR	184,800	4,300,296
TOTAL CHINA		11,487,310
Croatia - 0.1%
Pliva D.D. GDR	748,900	10,297,375
Denmark - 2.8%
Coloplast AS Series B	433,625	32,103,454
D/S 1912:
Series A	459	4,040,554
Series B	676	6,072,861
Danske Bank AS	2,029,550	39,091,475
Group 4 Falck AS	1,459,415	25,474,703
Novo Nordisk AS Series B	2,157,722	78,250,094
Novozymes AS Series B	1,433,300	35,047,965
TOTAL DENMARK		220,081,106
Finland - 0.8%
Nokia Corp. sponsored ADR	3,664,600	60,722,422
France - 7.2%
Alcatel SA sponsored ADR	139,100	1,121,146
AXA SA sponsored ADR	1,618,300	24,581,977
Bacou Dalloz (a)	112,831	9,298,554
BNP Paribas SA	1,420,600	66,812,938
Carbone Lorraine	317,159	8,015,027
CNP Assurances	729,507	29,382,765
Dassault Aviation SA	26,842	6,753,313
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
Elior SA	1,725,893	$ 10,035,446
Essilor International SA	607,422	24,920,555
Eurazeo SA	172,025	8,781,159
Financiere Marc de Lacharriere SA (Fimalac)	422,815	10,117,743
Financiere Marc de Lacharriere SA (Fimalac) warrants 12/31/06 (a)	60,402	114,821
Ipsos SA	139,447	7,172,763
L'Air Liquide SA	179,600	27,252,457
L'Oreal SA	301,379	21,584,978
Marionnaud Parfumeries SA (a)	170,290	4,617,643
Michelin SA (Compagnie Generale des Etablissements) Series B	389,648	14,443,601
Neopost SA (a)	1,170,940	40,589,698
NRJ Group	897,399	14,048,602
Pernod-Ricard	465,937	40,977,496
Remy Cointreau SA	118,624	3,428,882
Schneider Electric SA	109,316	5,185,300
Suez SA (France)	463,300	7,558,525
Technip-Coflexip SA	570,747	46,844,562
Television Francaise 1 SA	1,113,267	31,333,004
TotalFinaElf SA:
Series B	225,000	29,564,999
sponsored ADR	1,026,000	67,408,200
Vinci SA	120,500	7,862,260
TOTAL FRANCE		569,808,414
Germany - 4.2%
Adidas-Salomon AG	46,400	4,000,293
Allianz AG:
(Reg.)	263,000	18,630,386
sponsored ADR	924,800	6,603,072
Altana AG	575,650	28,258,071
Amadeus AG	147,300	724,728
Celanese AG (Reg.)	792,472	17,545,615
Deutsche Boerse AG	1,147,286	53,881,599
Deutsche Telekom AG sponsored ADR	3,379,000	45,278,600
DIS Deutscher Industrie Service AG	346,770	5,428,615
Gehe AG	409,557	16,276,134
Infineon Technologies AG sponsored ADR (a)	2,477,000	18,849,970
Lambda Physik AG (a)	210,234	2,132,209
Metro AG	525,100	14,614,582
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	147,400	14,751,630
Rhoen-Klinikum AG	58,354	2,185,923
Schering AG sponsored ADR	372,300	16,600,857
Schwarz Pharma AG	235,476	10,269,061
Stada Arzneimittel AG	712,647	37,373,760
Wella AG	163,118	16,625,628
TOTAL GERMANY		330,030,733

	Shares	Value (Note 1)
Greece - 0.6%
Coca-Cola Hellenic Bottling Co. SA (Bearer)	949,480	$ 13,908,382
Cosmote Mobile Telecommunications SA	923,900	9,587,214
Hellenic Technodomiki Tev SA	749,090	4,690,742
Public Power Corp. of Greece	1,011,990	15,367,226
Technical Olympic SA (Reg.)	1,217,900	3,935,763
TOTAL GREECE		47,489,327
Hong Kong - 1.6%
Aeon Credit Service (Asia) Co. Ltd.	6,062,000	1,884,866
China Mobile (Hong Kong) Ltd. sponsored ADR	1,914,900	19,168,149
CNOOC Ltd. sponsored ADR	943,100	24,728,082
Esprit Holdings Ltd.	6,079,500	11,926,473
Hong Kong Exchanges & Clearing Ltd.	6,558,000	7,651,834
Li & Fung Ltd.	9,662,000	10,839,963
Techtronic Industries Co.	15,856,000	19,923,812
Television Broadcasts Ltd.	3,737,000	11,427,842
Yue Yuen Industrial Holdings Ltd.	8,294,447	17,016,105
TOTAL HONG KONG		124,567,126
India - 1.6%
Bajaj Auto Ltd.	555,600	5,671,065
Dr. Reddy's Laboratories Ltd.	1,725,860	31,860,206
Infosys Technologies Ltd.	180,590	10,650,116
Ranbaxy Laboratories Ltd.	3,029,440	43,213,693
Satyam Computer Services Ltd.	4,262,600	13,728,238
State Bank of India	2,920,800	17,193,339
TOTAL INDIA		122,316,657
Indonesia - 0.1%
PT Telkomunikasi Indonesia Tbk sponsored ADR	1,164,600	10,784,196
Ireland - 2.5%
Allied Irish Banks PLC	1,309,300	20,204,018
Bank of Ireland	4,407,623	54,461,075
CRH PLC	1,034,000	15,909,571
DCC PLC (Ireland)	425,250	5,278,212
IAWS Group PLC:
(Ireland)	2,460,727	19,948,991
(United Kingdom) (Reg.)	353,000	2,844,301
Independent News & Media PLC:
rights 12/31/03 (a)	1,537,302	807,935
(Ireland)	5,764,886	7,606,629
Irish Life & Permanent PLC	1,251,400	14,552,881
Kerry Group PLC Class A	708,500	10,497,242
Ryanair Holdings PLC sponsored ADR (a)	1,173,000	46,532,910
TOTAL IRELAND		198,643,765
Common Stocks - continued
	Shares	Value (Note 1)
Israel - 0.5%
Check Point Software Technologies Ltd. (a)	430,800	$ 6,776,484
Teva Pharmaceutical Industries Ltd. sponsored ADR	674,500	31,499,150
TOTAL ISRAEL		38,275,634
Italy - 1.6%
Banca Intesa Spa	9,580,675	24,918,696
Banco Popolare di Verona e Novara	1,480,782	20,159,492
Cassa Di Risparmio Di Firenze	4,609,875	5,866,119
Credito Emiliano Spa	1,886,000	11,388,196
Luxottica Group Spa sponsored ADR	1,639,100	18,374,311
Saipem Spa	927,284	6,485,741
Telecom Italia Spa sponsored ADR	504,400	40,886,664
TOTAL ITALY		128,079,219
Japan - 11.1%
Aeon Credit Service Ltd.	250,080	5,984,084
Asahi National Broadcasting Co.	1,891	2,242,575
Canon, Inc. ADR	1,947,700	78,122,247
Credit Saison Co. Ltd.	1,760,000	33,232,686
Daito Trust Construction Co.	633,500	12,121,726
Daiwa Securities Group, Inc.	14,961,000	59,016,017
Fuji Photo Film Co. Ltd.	356,000	9,102,486
Fuji Television Network, Inc.	1,331	4,712,991
Hokkaido Coca-Cola Bottling Co. Ltd.	31,000	135,582
Hoya Corp.	527,100	31,254,932
Ito-Yokado Co. Ltd.	342,000	8,068,548
JAFCO Co. Ltd.	413,000	14,971,446
KDDI Corp.	929	2,828,530
Keyence Corp.	127,600	20,573,549
Kobayashi Pharmaceutical Co. Ltd.	55,900	1,937,071
Konica Corp.	2,217,000	20,343,556
Kyocera Corp.	550,400	26,942,497
Minolta Co. Ltd. (a)	2,042,000	11,335,380
Mitsui O.S.K Lines Ltd.	927,000	2,432,600
Murata Manufacturing Co. Ltd.	445,500	15,924,766
Nikko Cordial Corp.	24,508,000	65,962,070
Nikon Corp. (a)	1,669,000	11,159,889
Nintendo Co. Ltd.	92,700	7,266,614
Nissan Motor Co. Ltd.	6,864,700	52,617,928
Nomura Holdings, Inc.	8,552,000	84,948,168
Olympus Optical Co. Ltd.	821,000	14,259,347
ORIX Corp.	747,500	34,264,479
Rohm Co. Ltd.	339,800	35,124,624
Shin-Etsu Chemical Co. Ltd.	1,384,600	41,574,685
Sompo Japan Insurance, Inc.	1,019,000	4,670,970
Sony Corp. sponsored ADR	350,100	8,661,474
Stanley Electric Co. Ltd.	818,000	10,320,031
Sumisho Lease Co. Ltd.	92,500	1,293,032
Takeda Chemical Industries Ltd.	947,100	34,810,776
Tanabe Seiyaku Co. Ltd.	334,000	2,202,414
Terumo Corp.	964,800	16,091,497

	Shares	Value (Note 1)
Tokyo Electron Ltd.	817,700	$ 30,742,413
Toyota Industries Corp.	800,000	11,876,026
Toyota Motor Corp. ADR	842,400	38,143,872
Yamada Denki Co. Ltd.	299,100	5,786,030
TOTAL JAPAN		873,059,608
Korea (South) - 1.3%
Amorepacific Corp.	114,800	10,161,382
Cheil Industries, Inc.	281,000	3,551,543
KT Corp. sponsored ADR	1,092,200	22,106,128
KT&G Corp.	185,440	2,840,003
LG Electronics, Inc.	231,800	7,997,051
Samsung Electro-Mechanics Co. Ltd.	46,800	1,381,457
Samsung Electronics Co. Ltd.	208,300	52,310,821
TOTAL KOREA (SOUTH)		100,348,385
Luxembourg - 0.2%
Espirito Santo Financial Holding SA ADR	1,090,616	19,162,123
Mexico - 1.4%
Coca-Cola Femsa SA de CV sponsored ADR	1,294,500	27,508,125
Fomento Economico Mexicano SA de CV sponsored ADR	279,700	10,617,412
Grupo Radio Centro SA de CV sponsored ADR (a)	1,109,100	4,092,579
Grupo Televisa SA de CV sponsored ADR (a)	103,900	3,152,326
Telefonos de Mexico SA de CV sponsored ADR	1,335,100	40,333,371
TV Azteca SA de CV sponsored ADR	3,577,100	20,747,180
TOTAL MEXICO		106,450,993
Netherlands - 6.5%
ASM International NV (Nasdaq) (a)	354,300	4,829,109
ASML Holding NV (NY Shares) (a)	4,610,200	40,615,862
Euronext NV	2,017,453	44,667,136
Fugro NV (Certificaten Van Aandelen)	442,700	17,994,237
Heineken Holding NV (A Shares)	716,700	20,828,748
Hunter Douglas NV	119,120	3,489,840
ING Groep NV (Certificaten Van Aandelen)	2,564,000	41,715,793
Koninklijke Philips Electronics NV (NY Shares)	1,416,000	26,450,880
OPG Groep NV	441,200	13,813,796
Royal Dutch Petroleum Co. (NY Shares)	1,265,900	51,749,992
Unilever NV (NY Shares)	2,487,400	156,631,578
Van der Moolen Holding NV sponsored ADR	675,900	7,164,540
Vedior NV (Certificaten Van Aandelen)	2,313,554	15,289,265
VNU NV	1,338,251	38,907,239
Wolters Kluwer NV (Certificaten Van Aandelen)	1,993,700	26,016,577
TOTAL NETHERLANDS		510,164,592
Netherlands Antilles - 0.4%
Schlumberger Ltd. (NY Shares)	814,800	34,164,564
Common Stocks - continued
	Shares	Value (Note 1)
Norway - 1.0%
DnB Holding ASA	6,115,300	$ 29,191,645
Gjensidige NOR ASA	600,900	20,826,116
ProSafe ASA (a)	511,400	8,624,562
Schibsted AS (B Shares)	862,300	9,982,464
Storebrand ASA (A Shares) (a)	2,574,400	10,486,130
TOTAL NORWAY		79,110,917
Panama - 0.1%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E (a)	808,400	6,992,660
Russia - 1.4%
JSC MMC 'Norilsk Nickel' sponsored ADR	605,300	13,770,575
Lukoil Oil Co. sponsored ADR	240,500	16,642,600
Mobile TeleSystems OJSC sponsored ADR (a)	185,200	8,889,600
OAO Gazprom sponsored ADR	277,200	4,365,900
Sibneft sponsored ADR (a)	558,400	13,016,304
YUKOS Corp. sponsored ADR	324,000	56,700,000
TOTAL RUSSIA		113,384,979
Singapore - 1.0%
DBS Group Holdings Ltd.	2,141,500	10,508,206
Flextronics International Ltd. (a)	5,241,800	45,865,750
Fraser & Neave Ltd.	954,000	4,304,569
Singapore Exchange Ltd.	8,027,000	5,523,373
Want Want Holdings Ltd.	12,644,000	8,345,040
TOTAL SINGAPORE		74,546,938
South Africa - 1.0%
Anglo American Platinum Corp. Ltd.	213,000	5,958,369
Gold Fields Ltd. sponsored ADR	775,700	7,873,355
Harmony Gold Mining Co. Ltd.	1,000,000	10,558,648
Harmony Gold Mining Co. Ltd. sponsored ADR	1,639,600	17,215,800
Sappi Ltd.	3,086,800	38,052,727
TOTAL SOUTH AFRICA		79,658,899
Spain - 4.0%
Actividades de Construccion y Servicios SA (ACS)	312,800	11,804,837
Altadis SA (Spain)	4,219,640	108,995,073
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	1,605,100	16,291,765
Banco Popular Espanol SA (Reg.)	803,724	39,040,578
Banco Santander Central Hispano SA ADR	6,677,600	52,485,936
Compania de Distribucion Integral Logista SA	468,172	10,470,199
Fomento Construcciones y Contratas SA (FOCSA)	1,023,832	26,262,835
Grupo Ferrovial SA	698,229	18,566,465

	Shares	Value (Note 1)
Inditex SA	1,514,644	$ 30,249,034
Telefonica SA sponsored ADR	12,281	408,343
TOTAL SPAIN		314,575,065
Sweden - 2.0%
Eniro AB	1,989,800	15,250,595
Getinge AB (B Shares)	778,700	17,666,041
Hennes & Mauritz AB (H&M) (B Shares)	1,379,800	30,795,330
Nordea AB	2,965,400	15,782,302
Securitas AB (B Shares)	1,341,300	15,790,450
Svenska Cellulosa AB (SCA) (B Shares)	887,750	30,155,587
Swedish Match Co.	3,677,700	27,285,317
TV 4 AB (A Shares)	105,520	1,319,873
TOTAL SWEDEN		154,045,495
Switzerland - 7.2%
Actelion Ltd. (Reg.) (a)	185,993	11,926,678
Alcon, Inc.	625,100	27,535,655
Centerpulse AG sponsored ADR	1,913,450	42,440,321
Converium Holding AG	753,776	34,087,995
Credit Suisse Group sponsored ADR	1,957,200	46,777,080
INFICON Holding AG (a)(c)	128,297	7,568,614
Nestle SA (Reg.)	255,263	52,111,798
Nobel Biocare Holding AG (Switzerland)	802,181	44,420,832
Novartis AG (Reg.)	4,853,429	191,714,747
Roche Holding AG (participation certificate)	351,530	22,398,877
Schindler Holding AG (Reg'd.)	67,400	12,042,823
SIG Holding AG	102,030	10,565,348
Swiss Reinsurance Co. (Reg.)	276,573	18,092,416
Tecan Group AG	222,539	5,857,587
The Swatch Group AG (Reg.)	1,505,482	25,843,515
UBS AG (NY Shares)	231,853	11,001,425
Unilabs SA	248,767	3,618,362
TOTAL SWITZERLAND		568,004,073
Taiwan - 1.0%
Chinatrust Financial Holding Co. (a)	28,254,000	22,051,903
Fubon Financial Holding Co. Ltd.	13,584,910	9,277,500
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	18,433,460	25,283,197
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	2,420,200	20,257,074
Yuanta Core Pacific Securities Co. Ltd.	9,276,834	3,992,898
TOTAL TAIWAN		80,862,572
Thailand - 0.0%
BEC World PCL (For. Reg.)	108,300	521,440
United Kingdom - 15.1%
Amdocs Ltd. (a)	938,800	16,579,208
Amvescap PLC	3,204,400	17,435,204
Anglo American PLC:
ADR	272,444	3,887,776
(United Kingdom)	600,000	8,603,213
ARM Holdings PLC sponsored ADR (a)	4,438,400	13,670,272
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
AstraZeneca PLC sponsored ADR	931,100	$ 37,122,957
BBA Group PLC	4,139,200	12,867,046
BOC Group PLC	1,835,673	23,177,881
BP PLC sponsored ADR	978,900	37,726,806
British American Tobacco PLC	468,000	4,493,642
British American Tobacco PLC sponsored ADR	1,080,700	20,738,633
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	115,600	4,866,760
Capital Radio PLC	1,297,878	9,554,173
Celltech Group PLC (a)	1,672,888	6,840,048
Centrica PLC	11,732,400	31,214,036
Danka Business Systems PLC sponsored ADR (a)	2,216,800	8,623,352
Diageo PLC	2,189,200	24,313,435
Enterprise Inns PLC	832,863	8,316,863
Gallaher Group PLC sponsored ADR	732,400	27,743,312
GlaxoSmithKline PLC sponsored ADR	3,060,875	124,026,655
GWR Group PLC	1,224,300	3,222,962
HBOS PLC	2,334,116	27,379,645
HSBC Holdings PLC sponsored ADR	1,786,400	97,698,216
Inchcape PLC	1,180,040	13,804,336
Informa Group PLC	948,100	2,897,937
Intertek Testing Services PLC	1,587,200	9,207,486
Johnson Service Group PLC	1,972,567	9,217,561
Johnston Press PLC	1,825,800	10,971,463
Kingfisher PLC	10,251,014	40,109,486
London Stock Exchange PLC	2,532,277	13,170,309
Maiden Group PLC	1,585,000	5,034,904
Next PLC	2,194,100	33,128,344
Northern Rock PLC	3,217,300	36,838,556
Pearson PLC sponsored ADR	1,443,800	12,257,862
PHS Group PLC	9,354,392	9,880,090
Premier Oil PLC (a)	2,781,000	1,234,996
Professional Staff PLC sponsored ADR (a)(c)	800,000	1,600,000
Prudential PLC	6,349,300	38,915,806
Punch Taverns Ltd.	2,555,500	8,721,001
Reckitt Benckiser PLC	3,428,000	60,536,116
Rentokil Initial PLC	5,431,500	16,254,095
Rio Tinto PLC (Reg.)	1,412,000	27,025,098
SMG PLC	6,890,643	8,656,270
Smith & Nephew PLC	4,096,700	27,354,697
Standard Chartered PLC	561,800	6,275,359
Taylor Nelson Sofres PLC	7,242,080	15,471,983
Tesco PLC	21,159,900	67,047,132
Trinity Mirror PLC	3,424,958	23,896,987
Ultraframe PLC	768,913	2,910,112
United Business Media PLC	2,725,591	10,904,408
Vodafone Group PLC sponsored ADR	3,604,600	71,226,896
William Hill PLC	1,387,300	5,183,925

	Shares	Value (Note 1)
WPP Group PLC	924,100	$ 6,584,523
Xstrata PLC	1,948,688	17,354,371
TOTAL UNITED KINGDOM		1,183,774,204
United States of America - 3.4%
Avon Products, Inc.	137,000	7,969,290
Baxter International, Inc.	498,500	11,465,500
Coherent, Inc. (a)	92,400	2,125,200
Forest Laboratories, Inc. (a)	422,400	21,846,528
Fox Entertainment Group, Inc. Class A (a)	508,400	12,913,360
Freeport-McMoRan Copper & Gold, Inc. Class B	1,141,300	19,755,903
Mettler-Toledo International, Inc. (a)	969,200	34,406,600
Motorola, Inc.	4,595,300	36,348,823
Newmont Mining Corp. Holding Co.	757,680	20,472,514
NTL, Inc. (a)	734,000	12,478,000
Orthofix International NV (a)(c)	720,500	20,282,075
Phelps Dodge Corp. (a)	334,600	10,436,174
Synthes-Stratec, Inc.	49,123	31,010,163
Transocean, Inc.	1,268,300	24,161,115
TOTAL UNITED STATES OF AMERICA		265,671,245
TOTAL COMMON STOCKS (Cost $7,143,636,160)		7,309,400,777
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
Metrophotonics, Inc. Series 2 (e)	198,000	1,980,000
Nonconvertible Preferred Stocks - 0.1%
Italy - 0.1%
Telecom Italia Spa Risp (non-vtg.)	624,200	3,065,530
TOTAL PREFERRED STOCKS (Cost $4,821,953)		5,045,530
Investment Companies - 0.4%

China - 0.1%
China Fund, Inc.	300,000	4,785,000
Templeton China World Fund, Inc.	565,000	6,277,150
TOTAL CHINA		11,062,150
India - 0.1%
India Fund	612,278	5,896,237
Multi-National - 0.2%
Templeton Dragon Fund, Inc.	1,535,000	13,753,600
TOTAL INVESTMENT COMPANIES (Cost $27,106,669)		30,711,987
Corporate Bonds - 0.5%
		Principal Amount (f)	Value (Note 1)
Convertible Bonds - 0.2%
Netherlands - 0.2%
Koninklijke Ahold NV:
3% 9/30/03	NLG	25,250,000	$ 11,530,499
4% 5/19/05	EUR	6,640,000	5,784,163
TOTAL NETHERLANDS			17,314,662
Nonconvertible Bonds - 0.3%
Netherlands - 0.1%
Koninklijke Ahold NV 5.875% 5/9/08	EUR	11,750,000	10,405,181
United States of America - 0.2%
Ahold Finance USA, Inc.:
6.5% 3/14/17	GBP	4,500,000	5,244,983
euro 6.375% 6/8/05	EUR	10,800,000	10,597,206
TOTAL UNITED STATES OF AMERICA			15,842,189
TOTAL NONCONVERTIBLE BONDS			26,247,370
TOTAL CORPORATE BONDS (Cost $39,889,352)			43,562,032
Government Obligations - 0.8%
United States of America - 0.8%
Freddie Mac 5.25% 1/15/06 (Cost $47,223,920)	EUR	50,950,000	60,522,268
Money Market Funds - 13.3%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	349,631,825	349,631,825
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	694,788,560	694,788,560
TOTAL MONEY MARKET FUNDS (Cost $1,044,420,385)		1,044,420,385
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.27%, dated 4/30/03 due 5/1/03) (Cost $3,577,000)	$ 3,577,126	3,577,000
TOTAL INVESTMENT PORTFOLIO - 108.0% (Cost $8,310,675,439)		8,497,239,979
NET OTHER ASSETS - (8.0)%		(631,935,295)
NET ASSETS - 100%		$ 7,865,304,684
Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound
NLG	-	Dutch guilder
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,535,403 or 0.1% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,999,935
Metrophotonics, Inc. Series 2	9/29/00	$ 1,980,000
OZ Optics Ltd. unit	8/18/00	$ 1,505,520
(f) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
INFICON Holding AG	$ 136,793	$ -	$ -	$ 7,568,614
Orthofix International NV	-	-	-	20,282,075
Professional Staff PLC sponsored ADR	-	-	-	1,600,000
TOTALS	$ 136,793	$ -	$ -	$ 29,450,689

Purchases and sales of securities, other than short-term securities, aggregated $2,690,282,460 and $1,872,151,933, respectively, of which long-term U.S. government and government agency obligations aggregated $0 and $55,245,896, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18,832 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,534,284 or 0.0% of net assets.

Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $956,965,000 of which $490,102,000 and $466,863,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Diversified International

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $659,369,079 and repurchase agreements of $3,577,000) (cost $8,310,675,439) - See accompanying schedule		$ 8,497,239,979
Cash		170
Foreign currency held at value (cost $33,915,169)		33,759,415
Receivable for investments sold		23,519,461
Receivable for fund shares sold		31,873,516
Dividends receivable		37,632,056
Interest receivable		3,237,187
Redemption fees receivable		1,361
Other receivables		972,303
Total assets		8,628,235,448

Liabilities
Payable for investments purchased	$ 54,538,314
Payable for fund shares redeemed	6,257,585
Accrued management fee	5,679,108
Other payables and accrued expenses	1,667,197
Collateral on securities loaned, at value	694,788,560
Total liabilities		762,930,764

Net Assets		$ 7,865,304,684
Net Assets consist of:
Paid in capital		$ 8,823,715,338
Undistributed net investment income		34,209,266
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,179,923,763)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		187,303,843
Net Assets, for 448,860,499 shares outstanding		$ 7,865,304,684
Net Asset Value, offering price and redemption price per share ($7,865,304,684 ÷ 448,860,499 shares)		$ 17.52

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 82,683,057
Interest		8,871,492
Security lending		1,994,720
		93,549,269
Less foreign taxes withheld		(9,465,037)
Total income		84,084,232

Expenses
Management fee Basic fee	$ 26,369,378
Performance adjustment	6,462,432
Transfer agent fees	10,983,978
Accounting and security lending fees	786,501
Non-interested trustees' compensation	14,301
Appreciation in deferred trustee compensation	959
Custodian fees and expenses	1,215,767
Registration fees	62,805
Audit	46,375
Legal	15,140
Miscellaneous	22,523
Total expenses before reductions	45,980,159
Expense reductions	(828,108)	45,152,051
Net investment income (loss)		38,932,181
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(185,432,002)
Foreign currency transactions	406,989
Total net realized gain (loss)		(185,025,013)
Change in net unrealized appreciation (depreciation) on: Investment securities	474,025,472
Assets and liabilities in foreign currencies	26,266
Total change in net unrealized appreciation (depreciation)		474,051,738
Net gain (loss)		289,026,725
Net increase (decrease) in net assets resulting from operations		$ 327,958,906

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Diversified International
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,932,181	$ 52,383,077
Net realized gain (loss)	(185,025,013)	(480,299,687)
Change in net unrealized appreciation (depreciation)	474,051,738	(90,197,703)
Net increase (decrease) in net assets resulting from operations	327,958,906	(518,114,313)
Distributions to shareholders from net investment income	(53,240,749)	(3,276,430)
Share transactions Net proceeds from sales of shares	1,597,113,313	2,979,765,165
Reinvestment of distributions	50,696,697	3,128,958
Cost of shares redeemed	(792,924,784)	(1,570,408,548)
Net increase (decrease) in net assets resulting from share transactions	854,885,226	1,412,485,575
Redemption fees	228,975	632,765
Total increase (decrease) in net assets	1,129,832,358	891,727,597
Net Assets
Beginning of period	6,735,472,326	5,843,744,729
End of period (including undistributed net investment income of $34,209,266 and undistributed net investment income of $48,517,834, respectively)	$ 7,865,304,684	$ 6,735,472,326
Other Information Shares
Sold	94,257,856	160,294,241
Issued in reinvestment of distributions	2,989,192	167,324
Redeemed	(46,979,300)	(85,513,680)
Net increase (decrease)	50,267,748	74,947,885

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 16.90	$ 18.06	$ 22.98	$ 21.34	$ 17.21	$ 16.57
Income from Investment Operations
Net investment income (loss)D	.09	.14	.22	.39F	.18	.26
Net realized and unrealized gain (loss)	.66	(1.29)	(3.78)	2.20	4.65	.98
Total from investment operations	.75	(1.15)	(3.56)	2.59	4.83	1.24
Distributions from net investment income	(.13)	(.01)	(.55)	(.25)	(.23)	(.19)
Distributions from net realized gain	-	-	(.81)	(.70)	(.47)	(.41)
Total distributions	(.13)	(.01)	(1.36)	(.95)	(.70)	(.60)
Redemption fees added to paid in capitalD	-G	-G	-G	-G	-	-
Net asset value, end of period	$ 17.52	$ 16.90	$ 18.06	$ 22.98	$ 21.34	$ 17.21
Total ReturnB,C	4.46%	(6.37)%	(16.45)%	12.20%	29.12%	7.72%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.28%A	1.22%	1.21%	1.14%	1.21%	1.22%
Expenses net of voluntary waivers, if any	1.28%A	1.22%	1.21%	1.14%	1.21%	1.22%
Expenses net of all reductions	1.26%A	1.19%	1.16%	1.12%	1.18%	1.19%
Net investment income (loss)	1.08%A	.77%	1.08%	1.62%	.94%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,865,305	$ 6,735,472	$ 5,843,745	$ 6,287,669	$ 3,579,586	$ 1,944,815
Portfolio turnover rate	55%A	55%	86%	94%	73%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F Investment income per share reflects a special dividend which amounted to $.19 per share. G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Aggressive International

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2003
Germany	13.6%
Netherlands	11.6%
Switzerland	11.3%
France	10.7%
Japan	10.6%
United Kingdom	8.0%
Spain	7.6%
United States of America	6.2%
Brazil	4.5%
Other	15.9%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2002
France	14.6%
Netherlands	11.9%
Switzerland	11.1%
United States of America	9.8%
Spain	9.0%
Japan	6.7%
United Kingdom	6.2%
Germany	5.1%
Canada	4.2%
Other	21.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.1	91.9
Short-Term Investments and Net Other Assets	3.9	8.1
Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
ASML Holding NV (NY Shares) (Netherlands, Semiconductor Equipment & Products)	4.7	6.1
Deutsche Telekom AG (Reg.) (Germany, Diversified Telecommunication Services)	4.0	0.0
Deutsche Boerse AG (Germany, Diversified Financials)	3.1	2.5
Altadis SA (Spain) (Spain, Tobacco)	3.0	4.7
TV Azteca SA de CV sponsored ADR (Mexico, Media)	2.8	2.5
Julius Baer Holding AG (Bearer) (Switzerland, Diversified Financials)	2.8	1.6
Telefonaktiebolaget LM Ericsson (B Shares) (Sweden, Communications Equipment)	2.8	1.0
Nomura Holdings, Inc. (Japan, Diversified Financials)	2.7	1.2
BNP Paribas SA (France, Banks)	2.4	1.8
Synthes-Stratec, Inc. (United States of America, Health Care Equipment & Supplies)	2.3	0.0
	30.6
Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.2	22.2
Health Care	19.0	6.6
Information Technology	17.8	20.0
Consumer Discretionary	14.3	16.9
Consumer Staples	8.3	12.7
Telecommunication Services	7.6	2.0
Materials	4.0	1.5
Energy	2.3	7.3
Industrials	1.6	2.7

Semiannual Report

Aggressive International

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (Note 1)
Brazil - 4.5%
Aracruz Celulose SA sponsored ADR	299,300	$ 6,285,300
Banco Itau Holding Financeira SA (PN)	71,184,000	4,719,516
Telesp Celular Participacoes SA ADR (a)	800,400	3,081,540
TOTAL BRAZIL		14,086,356
Canada - 2.3%
Precision Drilling Corp. (a)	84,700	2,899,358
Talisman Energy, Inc.	106,900	4,267,797
TOTAL CANADA		7,167,155
Denmark - 0.6%
Coloplast AS Series B	23,700	1,754,631
France - 10.7%
BNP Paribas SA	159,100	7,482,710
Dassault Systemes SA	121,200	3,508,764
L'Air Liquide SA	41,900	6,357,895
NRJ Group	317,524	4,970,775
Pernod-Ricard	55,700	4,898,616
Television Francaise 1 SA	222,600	6,265,098
TOTAL FRANCE		33,483,858
Germany - 13.6%
Deutsche Boerse AG	203,820	9,572,284
Deutsche Telekom AG (Reg.)	934,200	12,518,275
Fresenius Medical Care AG	135,400	6,808,650
Infineon Technologies AG (a)	906,100	6,737,787
SAP AG	34,500	3,541,451
Stada Arzneimittel AG	66,562	3,490,750
TOTAL GERMANY		42,669,197
Hong Kong - 2.3%
Esprit Holdings Ltd.	1,337,000	2,622,863
Hong Kong Exchanges & Clearing Ltd.	3,964,000	4,625,171
TOTAL HONG KONG		7,248,034
India - 2.6%
Dr. Reddy's Laboratories Ltd.	262,788	4,851,193
Ranbaxy Laboratories Ltd.	226,600	3,232,354
TOTAL INDIA		8,083,547
Italy - 1.5%
Bulgari Spa	649,700	3,032,388
Unicredito Italiano Spa	422,000	1,850,715
TOTAL ITALY		4,883,103
Japan - 10.6%
Canon, Inc.	140,000	5,615,400
JAFCO Co. Ltd.	83,000	3,008,789
Konica Corp.	383,000	3,514,471
Nikko Cordial Corp.	1,658,000	4,462,425
Nintendo Co. Ltd.	26,000	2,038,101

	Shares	Value (Note 1)
Nomura Holdings, Inc.	844,000	$ 8,383,566
Rohm Co. Ltd.	33,300	3,442,172
Tokyo Electron Ltd.	79,100	2,973,859
TOTAL JAPAN		33,438,783
Mexico - 2.8%
TV Azteca SA de CV sponsored ADR	1,537,400	8,916,920
Netherlands - 11.6%
ASM International NV (Netherlands) (a)	501,900	6,863,777
ASML Holding NV (NY Shares) (a)	1,665,200	14,670,411
Hunter Douglas NV	68,700	2,012,693
Koninklijke Ahold NV	718,500	3,294,049
Unilever NV (NY Shares)	84,900	5,346,153
VNU NV	147,400	4,285,390
TOTAL NETHERLANDS		36,472,473
Spain - 7.6%
Altadis SA (Spain)	363,600	9,391,941
Amadeus Global Travel Distribution SA Series A	1,002,900	5,024,064
Banco Popular Espanol SA (Reg.)	82,200	3,992,833
Banco Santander Central Hispano SA	477,500	3,758,941
Telefonica Moviles SA (a)	248,000	1,796,992
TOTAL SPAIN		23,964,771
Sweden - 2.8%
Telefonaktiebolaget LM Ericsson (B Shares) (a)	9,557,800	8,659,370
Switzerland - 11.3%
Actelion Ltd. (Reg.) (a)	85,401	5,476,282
Centerpulse AG (Reg.) (a)	10,490	2,296,430
Julius Baer Holding AG (Bearer)	41,700	8,774,734
Novartis AG (Reg.)	144,640	5,713,408
Roche Holding AG (participation certificate)	46,020	2,932,314
Serono SA Series B	8,645	4,697,815
Swiss Reinsurance Co. (Reg.)	85,740	5,608,804
TOTAL SWITZERLAND		35,499,787
Turkey - 1.0%
Turkcell Iletisim Hizmet AS sponsored ADR (a)	210,200	3,142,490
United Kingdom - 8.0%
AstraZeneca PLC (United Kingdom)	101,300	4,038,831
British American Tobacco PLC	327,100	3,140,749
EMAP PLC	318,400	4,091,570
Kingfisher PLC	940,555	3,680,141
Shire Pharmaceuticals Group PLC (a)	1,056,000	6,793,466
Vodafone Group PLC	1,668,500	3,296,960
TOTAL UNITED KINGDOM		25,041,717
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - 2.3%
Synthes-Stratec, Inc.	11,473	$ 7,242,628
TOTAL COMMON STOCKS (Cost $277,216,123)		301,754,820
Money Market Funds - 16.5%

Fidelity Cash Central Fund, 1.29% (b)	8,904,373	8,904,373
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	42,882,140	42,882,140
TOTAL MONEY MARKET FUNDS (Cost $51,786,513)		51,786,513
TOTAL INVESTMENT PORTFOLIO - 112.6% (Cost $329,002,636)		353,541,333
NET OTHER ASSETS - (12.6)%		(39,503,813)
NET ASSETS - 100%		$ 314,037,520
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $275,757,059 and $258,925,862, respectively.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $119,920,000 of which $99,447,000 and $20,473,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Aggressive International

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $40,118,307) (cost $329,002,636) - See accompanying schedule		$ 353,541,333
Foreign currency held at value (cost $7,306,253)		6,895,722
Receivable for investments sold		2,699,033
Receivable for fund shares sold		380,166
Dividends receivable		396,440
Interest receivable		16,384
Redemption fees receivable		6
Other receivables		59,265
Total assets		363,988,349

Liabilities
Payable for investments purchased	$ 6,331,496
Payable for fund shares redeemed	478,791
Accrued management fee	178,214
Other payables and accrued expenses	80,188
Collateral on securities loaned, at value	42,882,140
Total liabilities		49,950,829

Net Assets		$ 314,037,520
Net Assets consist of:
Paid in capital		$ 426,047,154
Undistributed net investment income		336,432
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(136,486,192)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		24,140,126
Net Assets, for 28,128,890 shares outstanding		$ 314,037,520
Net Asset Value, offering price and redemption price per share ($314,037,520 ÷ 28,128,890 shares)		$ 11.16

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 1,915,664
Interest		235,333
Security lending		56,010
		2,207,007
Less foreign taxes withheld		(177,333)
Total income		2,029,674

Expenses
Management fee Basic fee	$ 1,099,053
Performance adjustment	(69,468)
Transfer agent fees	531,468
Accounting and security lending fees	91,855
Non-interested trustees' compensation	605
Custodian fees and expenses	58,734
Registration fees	13,558
Audit	22,577
Legal	662
Miscellaneous	1,240
Total expenses before reductions	1,750,284
Expense reductions	(74,606)	1,675,678
Net investment income (loss)		353,996
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(15,777,256)
Foreign currency transactions	(114,734)
Total net realized gain (loss)		(15,891,990)
Change in net unrealized appreciation (depreciation) on: Investment securities	26,343,948
Assets and liabilities in foreign currencies	(37,460)
Total change in net unrealized appreciation (depreciation)		26,306,488
Net gain (loss)		10,414,498
Net increase (decrease) in net assets resulting from operations		$ 10,768,494

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Aggressive International
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 353,996	$ 341,594
Net realized gain (loss)	(15,891,990)	(19,521,357)
Change in net unrealized appreciation (depreciation)	26,306,488	8,778,554
Net increase (decrease) in net assets resulting from operations	10,768,494	(10,401,209)
Distributions to shareholders from net investment income	(285,614)	(1,108,095)
Share transactions Net proceeds from sales of shares	61,902,090	208,162,125
Reinvestment of distributions	266,849	1,055,971
Cost of shares redeemed	(57,120,407)	(102,437,026)
Net increase (decrease) in net assets resulting from share transactions	5,048,532	106,781,070
Redemption fees	28,249	98,860
Total increase (decrease) in net assets	15,559,661	95,370,626
Net Assets
Beginning of period	298,477,859	203,107,233
End of period (including undistributed net investment income of $336,432 and undistributed net investment income of $268,050, respectively)	$ 314,037,520	$ 298,477,859
Other Information Shares
Sold	5,890,451	17,476,401
Issued in reinvestment of distributions	24,685	88,812
Redeemed	(5,465,350)	(8,733,236)
Net increase (decrease)	449,786	8,831,977

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.78	$ 15.08	$ 16.68	$ 12.36	$ 12.47
Income from Investment Operations
Net investment income (loss) D	.01	.02	.04	.02	.11	.09
Net realized and unrealized gain (loss)	.38	.04 E	(3.63)	(.65)	4.26	.14
Total from investment operations	.39	.06	(3.59)	(.63)	4.37	.23
Distributions from net investment income	(.01)	(.06)	(.02)	(.08)	(.05)	(.06)
Distributions from net realized gain	-	-	(.70)	(.90)	-	(.28)
Total distributions	(.01)	(.06)	(.72)	(.98)	(.05)	(.34)
Redemption fees added to paid in capital D	- G	-G	.01	.01	-	-
Net asset value, end of period	$ 11.16	$ 10.78	$ 10.78	$ 15.08	$ 16.68	$ 12.36
Total Return B, C	3.62%	.50%	(24.71)%	(4.66)%	35.47%	1.95%
Ratios to Average Net Assets F
Expenses before expense reductions	1.17% A	1.54%	1.16%	1.21%	1.21%	1.23%
Expenses net of voluntary waivers, if any	1.17% A	1.54%	1.16%	1.21%	1.21%	1.23%
Expenses net of all reductions	1.12% A	1.40%	1.02%	1.16%	1.14%	1.21%
Net investment income (loss)	.24% A	.13%	.35%	.12%	.75%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 314,038	$ 298,478	$ 203,107	$ 459,222	$ 535,941	$ 408,755
Portfolio turnover rate	195% A	188%	242%	344%	173%	137%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Overseas

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2003
Japan	20.2%
United Kingdom	14.8%
United States of America	10.7%
Netherlands	8.3%
France	8.3%
Switzerland	8.0%
Germany	7.1%
Canada	3.2%
Spain	2.9%
Other	16.5%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2002
Japan	22.1%
United Kingdom	14.9%
United States of America	12.2%
France	9.4%
Netherlands	8.4%
Switzerland	7.6%
Canada	4.7%
Germany	4.3%
Finland	3.6%
Other	12.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	95.9	93.3
Bonds	0.5	0.4
Short-Term Investments and Net Other Assets	3.6	6.3
Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Nomura Holdings, Inc. (Japan, Diversified Financials)	3.3	3.0
Unilever NV (Certificaten Van Aandelen) (Netherlands, Food Products)	2.9	2.5
Nikko Cordial Corp. (Japan, Diversified Financials)	2.7	3.1
Credit Suisse Group (Reg.) (Switzerland, Banks)	2.6	2.2
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.5	3.6
TotalFinaElf SA Series B (France, Oil & Gas)	2.3	2.7
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	2.2	2.4
Daiwa Securities Group, Inc. (Japan, Diversified Financials)	2.2	1.8
Nokia Corp. (Finland, Communications Equipment)	2.0	3.6
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.9	2.0
	24.6
Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.7	26.5
Information Technology	17.9	18.9
Energy	10.5	9.5
Health Care	9.8	10.9
Consumer Discretionary	9.6	7.3
Telecommunication Services	7.4	8.3
Consumer Staples	6.1	5.6
Materials	4.0	3.6
Industrials	2.2	2.9
Utilities	0.2	0.2

Semiannual Report

Overseas

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (Note 1)
Australia - 1.1%
News Corp. Ltd. sponsored ADR	1,324,900	$ 31,082,154
Belgium - 0.2%
Fortis	283,600	4,769,508
Brazil - 0.2%
Aracruz Celulose SA sponsored ADR	212,700	4,466,700
Canada - 3.2%
Alcan, Inc.	298,800	8,754,517
Canadian Natural Resources Ltd.	298,500	9,953,471
EnCana Corp.	594,500	19,495,950
Falconbridge Ltd.	92,300	1,081,716
NOVA Chemicals Corp.	73,200	1,570,213
Precision Drilling Corp. (a)	217,000	7,428,106
Talisman Energy, Inc.	970,400	38,741,536
Tembec, Inc. (a)	446,400	2,263,919
TOTAL CANADA		89,289,428
Cayman Islands - 0.4%
Noble Corp. (a)	405,500	12,550,225
Denmark - 0.6%
Novo Nordisk AS Series B	479,900	17,403,642
Finland - 2.3%
Nokia Corp.	3,368,800	55,821,023
Stora Enso Oyj sponsored ADR	257,500	2,801,600
UPM-Kymmene Corp. sponsored ADR	342,800	5,142,000
TOTAL FINLAND		63,764,623
France - 8.3%
Alcatel SA (RFD)	761,600	6,138,494
Aventis SA (France)	162,438	8,177,129
AXA SA	1,262,360	19,211,481
BNP Paribas SA	1,130,598	53,173,711
L'Air Liquide SA	39,800	6,039,242
Pechiney SA Series A	205,208	5,931,634
Pernod-Ricard	147,600	12,980,893
Sanofi-Synthelabo SA	117,200	7,004,785
Schneider Electric SA	75,800	3,595,501
Television Francaise 1 SA	957,000	26,934,855
TotalFinaElf SA Series B	485,769	63,830,044
Vivendi Universal SA sponsored ADR	1,164,400	19,107,804
TOTAL FRANCE		232,125,573
Germany - 7.1%
Allianz AG (Reg.)	460,400	32,613,801
Altana AG sponsored ADR (a)	137,200	6,748,868
BASF AG	304,700	13,618,400
Bayer AG	542,100	9,910,981
Deutsche Boerse AG	850,435	39,940,170
Deutsche Telekom AG:
(Reg.)	505,900	6,779,057
sponsored ADR	1,661,600	22,265,440

	Shares	Value (Note 1)
Infineon Technologies AG (a)	5,548,200	$ 41,256,582
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	244,600	24,479,299
TOTAL GERMANY		197,612,598
Hong Kong - 1.4%
China Mobile (Hong Kong) Ltd.	4,653,750	9,316,809
CNOOC Ltd.	3,445,000	4,527,577
Hong Kong Exchanges & Clearing Ltd.	5,668,000	6,613,387
Hutchison Whampoa Ltd.	3,141,300	17,480,420
TOTAL HONG KONG		37,938,193
India - 0.6%
Dr. Reddy's Laboratories Ltd.	336,500	6,211,952
Infosys Technologies Ltd.	37,800	2,229,217
Ranbaxy Laboratories Ltd.	495,300	7,065,247
Satyam Computer Services Ltd.	652,700	2,102,102
TOTAL INDIA		17,608,518
Italy - 1.5%
Banca Intesa Spa	2,393,375	6,225,008
Telecom Italia Spa	3,115,570	25,254,809
Unicredito Italiano Spa	2,125,100	9,319,797
TOTAL ITALY		40,799,614
Japan - 20.2%
Advantest Corp.	302,000	10,160,226
Canon, Inc.	992,000	39,789,122
Credit Saison Co. Ltd.	620,800	11,722,075
Daikin Industries Ltd.	156,000	2,603,171
Daiwa Securities Group, Inc.	15,679,000	61,848,281
Fuji Photo Film Co. Ltd.	178,000	4,551,243
Ito-Yokado Co. Ltd.	1,075,600	25,375,820
JAFCO Co. Ltd.	435,400	15,783,457
Japan Telecom Holdings Co. Ltd.	2,050	5,620,926
KDDI Corp.	4,483	13,649,406
Keyence Corp.	3,220	519,176
Kyocera Corp.	265,800	13,011,111
Matsushita Electric Industrial Co. Ltd.	665,800	5,286,452
Mizuho Financial Group, Inc. (a)	3,288	1,761,601
Murata Manufacturing Co. Ltd.	456,500	16,317,970
Nikko Cordial Corp.	27,952,000	75,231,426
Nikon Corp. (a)	845,000	5,650,154
Nintendo Co. Ltd.	143,500	11,248,749
Nissan Motor Co. Ltd.	1,843,250	14,128,512
Nomura Holdings, Inc.	9,242,000	91,802,034
ORIX Corp.	510,000	23,377,771
Rohm Co. Ltd.	227,100	23,474,992
Shin-Etsu Chemical Co. Ltd.	397,500	11,935,532
SMC Corp.	34,800	2,628,403
Sony Corp.	320,900	7,939,066
Sumitomo Electric Industries Ltd.	1,489,000	8,353,278
Sumitomo Mitsui Financial Group, Inc.	1,420	2,233,399
Takeda Chemical Industries Ltd.	500,300	18,388,587
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Tokyo Electron Ltd.	629,000	$ 23,648,010
Toshiba Corp.	1,495,000	3,998,570
Toyota Motor Corp.	453,100	10,258,184
TOTAL JAPAN		562,296,704
Korea (South) - 2.1%
Kookmin Bank	56,250	1,579,353
KT Corp. sponsored ADR	273,300	5,531,592
Samsung Electronics Co. Ltd.	196,820	49,427,824
Shinsegae Co. Ltd.	9,900	1,181,968
TOTAL KOREA (SOUTH)		57,720,737
Mexico - 1.7%
Grupo Televisa SA de CV sponsored ADR (a)	585,300	17,758,002
Telefonos de Mexico SA de CV sponsored ADR	823,500	24,877,935
TV Azteca SA de CV sponsored ADR	727,700	4,220,660
TOTAL MEXICO		46,856,597
Netherlands - 7.9%
Akzo Nobel NV	294,200	6,553,171
ASML Holding NV (a)	5,212,100	45,110,037
ING Groep NV (Certificaten Van Aandelen)	2,422,964	39,421,164
Koninklijke Ahold NV	1,591,500	7,296,423
Koninklijke Philips Electronics NV	936,200	17,451,137
STMicroelectronics NV (NY Shares)	164,600	3,389,114
Unilever NV (Certificaten Van Aandelen)	1,258,000	79,407,967
VNU NV	669,200	19,455,785
Wolters Kluwer NV (Certificaten Van Aandelen)	221,300	2,887,831
TOTAL NETHERLANDS		220,972,629
Norway - 0.7%
Norsk Hydro AS	188,900	7,991,310
Statoil ASA	1,347,800	10,690,863
TOTAL NORWAY		18,682,173
Russia - 0.6%
JSC MMC 'Norilsk Nickel' sponsored ADR	248,000	5,642,000
YUKOS Corp. sponsored ADR	71,800	12,565,000
TOTAL RUSSIA		18,207,000
Singapore - 0.5%
Flextronics International Ltd. (a)	1,618,600	14,162,750
Spain - 2.9%
Altadis SA (Spain)	609,100	15,733,309
Banco Popular Espanol SA (Reg.)	357,800	17,379,995
Banco Santander Central Hispano SA	3,281,116	25,829,365

	Shares	Value (Note 1)
NH Hoteles SA (a)	721,500	$ 6,494,589
Telefonica SA	1,416,946	15,701,692
TOTAL SPAIN		81,138,950
Sweden - 1.3%
Nordea AB	2,388,500	12,711,954
Telefonaktiebolaget LM Ericsson ADR (a)	2,681,900	24,298,014
TOTAL SWEDEN		37,009,968
Switzerland - 8.0%
Converium Holding AG	156,960	7,098,198
Credit Suisse Group (Reg.)	2,993,780	71,617,301
Nestle SA (Reg.)	69,152	14,117,342
Novartis AG (Reg.)	1,367,210	54,006,006
Roche Holding AG (participation certificate)	503,370	32,073,856
Swiss Reinsurance Co. (Reg.)	333,829	21,837,898
UBS AG (Reg.)	379,056	18,009,638
Zurich Financial Services AG	45,655	4,820,337
TOTAL SWITZERLAND		223,580,576
Taiwan - 1.2%
ASUSTeK Computer, Inc.	2,580,000	5,034,146
Hon Hai Precision Industries Co. Ltd.	953,000	2,980,689
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	12,680,153	17,392,004
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	270,300	2,262,411
Winbond Electronics Corp. (a)	19,337,000	6,602,878
TOTAL TAIWAN		34,272,128
United Kingdom - 14.8%
3i Group PLC	1,662,440	12,370,873
Abbey National PLC	873,800	6,215,631
Amvescap PLC	2,180,600	11,864,688
AstraZeneca PLC (United Kingdom)	1,024,900	40,862,765
BHP Billiton PLC	738,700	3,782,853
BP PLC	7,277,400	46,745,157
British Sky Broadcasting Group PLC (BSkyB) (a)	1,564,110	16,232,248
Cable & Wireless PLC	3,055,900	3,679,993
Carlton Communications PLC	1,993,803	3,350,217
Centrica PLC	1,912,900	5,089,268
Diageo PLC	356,100	3,954,876
GlaxoSmithKline PLC	3,089,764	62,598,637
HBOS PLC	1,044,500	12,252,193
HSBC Holdings PLC (United Kingdom) (Reg.)	2,053,200	22,457,907
Kingfisher PLC	3,173,100	12,415,495
Lloyds TSB Group PLC	1,138,700	7,498,607
Prudential PLC	3,053,700	18,716,582
Reckitt Benckiser PLC	453,300	8,004,965
Reed Elsevier PLC	1,040,400	8,308,111
Rio Tinto PLC (Reg.)	691,900	13,242,681
Schroders PLC	219,800	2,137,736
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Shire Pharmaceuticals Group PLC sponsored ADR (a)	435,000	$ 8,656,500
Tesco PLC	4,199,300	13,305,877
Vodafone Group PLC	35,223,103	69,600,937
TOTAL UNITED KINGDOM		413,344,797
United States of America - 7.0%
Baker Hughes, Inc.	430,000	12,040,000
BJ Services Co. (a)	179,600	6,557,196
ENSCO International, Inc.	559,600	14,213,840
Freeport-McMoRan Copper & Gold, Inc. Class B	579,100	10,024,221
Grant Prideco, Inc. (a)	832,700	9,501,107
Micron Technology, Inc. (a)	5,037,074	42,815,129
Motorola, Inc.	5,589,700	44,214,527
NTL, Inc. (a)	188,200	3,199,400
Smith International, Inc. (a)	48,600	1,728,216
Synthes-Stratec, Inc.	16,966	10,710,226
Transocean, Inc.	317,300	6,044,565
Tyco International Ltd.	1,857,200	28,972,320
Weatherford International Ltd. (a)	109,600	4,409,208
TOTAL UNITED STATES OF AMERICA		194,429,955
TOTAL COMMON STOCKS (Cost $2,988,041,113)		2,672,085,740
Nonconvertible Preferred Stocks - 0.1%

Italy - 0.1%
Telecom Italia Spa Risp (non-vtg.) (Cost $2,026,373)	500,800	2,459,496
Investment Companies - 0.0%

Multi-National - 0.0%
European Warrant Fund, Inc. (Cost $6,065,312)	437,580	918,918
Corporate Bonds - 0.5%
		Principal Amount
Convertible Bonds - 0.4%
Netherlands - 0.4%
Koninklijke Ahold NV:
3% 9/30/03	NLG	16,340,000	7,461,717
4% 5/19/05	EUR	2,810,000	2,447,816
TOTAL NETHERLANDS			9,909,533
Nonconvertible Bonds - 0.1%
Netherlands - 0.0%
Koninklijke Ahold NV 5.875% 5/9/08	EUR	1,860,000	1,647,118

		Principal Amount	Value (Note 1)
United States of America - 0.1%
Ahold Finance USA, Inc. euro 6.375% 6/8/05	EUR	1,860,000	$ 1,825,074
TOTAL NONCONVERTIBLE BONDS			3,472,192
TOTAL CORPORATE BONDS (Cost $12,421,547)			13,381,725
Money Market Funds - 14.3%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	104,531,104	104,531,104
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	292,949,624	292,949,624
TOTAL MONEY MARKET FUNDS (Cost $397,480,728)		397,480,728
TOTAL INVESTMENT PORTFOLIO - 110.7% (Cost $3,406,035,073)		3,086,326,607
NET OTHER ASSETS - (10.7)%		(297,109,814)
NET ASSETS - 100%		$ 2,789,216,793

Currency Abbreviations
EUR	-	European Monetary Unit
NLG	-	Dutch guilder
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,035,732,931 and $930,555,644, respectively.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $932,429,000 of which $610,809,000 and $321,620,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Overseas

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $279,880,158) (cost $3,406,035,073) - See accompanying schedule		$ 3,086,326,607
Foreign currency held at value (cost $15,759,373)		15,692,874
Receivable for investments sold		9,584,727
Receivable for fund shares sold		3,514,560
Dividends receivable		11,773,190
Interest receivable		615,198
Redemption fees receivable		721
Other receivables		328,942
Total assets		3,127,836,819

Liabilities
Payable to custodian bank	$ 42,207
Payable for investments purchased	32,008,140
Payable for fund shares redeemed	11,463,029
Accrued management fee	1,288,677
Other payables and accrued expenses	868,349
Collateral on securities loaned, at value	292,949,624
Total liabilities		338,620,026

Net Assets		$ 2,789,216,793
Net Assets consist of:
Paid in capital		$ 4,234,311,249
Undistributed net investment income		6,097,232
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,131,628,122)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(319,563,566)
Net Assets, for 129,528,533 shares outstanding		$ 2,789,216,793
Net Asset Value, offering price and redemption price per share ($2,789,216,793 ÷ 129,528,533 shares)		$ 21.53

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 26,657,365
Interest		1,715,206
Security lending		677,480
		29,050,051
Less foreign taxes withheld		(3,246,200)
Total income		25,803,851

Expenses
Management fee Basic fee	$ 10,205,644
Performance adjustment	(1,897,249)
Transfer agent fees	4,705,525
Accounting and security lending fees	665,121
Non-interested trustees' compensation	5,683
Depreciation in deferred trustee compensation	(7,797)
Custodian fees and expenses	470,671
Registration fees	23,368
Audit	46,104
Legal	6,279
Miscellaneous	9,075
Total expenses before reductions	14,232,424
Expense reductions	(461,052)	13,771,372
Net investment income (loss)		12,032,479
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(133,504,751)
Foreign currency transactions	7,183
Total net realized gain (loss)		(133,497,568)
Change in net unrealized appreciation (depreciation) on: Investment securities	28,507,568
Assets and liabilities in foreign currencies	77,904
Total change in net unrealized appreciation (depreciation)		28,585,472
Net gain (loss)		(104,912,096)
Net increase (decrease) in net assets resulting from operations		$ (92,879,617)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Overseas
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,032,479	$ 14,288,562
Net realized gain (loss)	(133,497,568)	(326,686,395)
Change in net unrealized appreciation (depreciation)	28,585,472	(158,285,425)
Net increase (decrease) in net assets resulting from operations	(92,879,617)	(470,683,258)
Distributions to shareholders from net investment income	(11,619,947)	-
Share transactions Net proceeds from sales of shares	375,168,559	884,200,436
Reinvestment of distributions	11,360,173	-
Cost of shares redeemed	(355,007,920)	(944,486,865)
Net increase (decrease) in net assets resulting from share transactions	31,520,812	(60,286,429)
Redemption fees	94,109	331,117
Total increase (decrease) in net assets	(72,884,643)	(530,638,570)
Net Assets
Beginning of period	2,862,101,436	3,392,740,006
End of period (including undistributed net investment income of $6,097,232 and undistributed net investment income of $5,684,700, respectively)	$ 2,789,216,793	$ 2,862,101,436
Other Information Shares
Sold	17,397,598	33,973,801
Issued in reinvestment of distributions	499,568	-
Redeemed	(16,483,380)	(36,467,283)
Net increase (decrease)	1,413,786	(2,493,482)

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 22.34	$ 25.98	$ 40.72	$ 42.84	$ 33.95	$ 34.12
Income from Investment Operations
Net investment income (loss) D	.09	.11	.20	.25 G	.32	.29
Net realized and unrealized gain (loss)	(.81)	(3.75)	(9.96)	.71	9.28	1.22
Total from investment operations	(.72)	(3.64)	(9.76)	.96	9.60	1.51
Distributions from net investment income	(.09)	-	(.86)	(.45)	(.20)	(.34)
Distributions from net realized gain	-	-	(4.12)	(2.63)	(.51)	(1.34)
Total distributions	(.09)	-	(4.98)	(3.08)	(.71)	(1.68)
Redemption fees added to paid in capital D	-F	-F	-F	-F	-	-
Net asset value, end of period	$ 21.53	$ 22.34	$ 25.98	$ 40.72	$ 42.84	$ 33.95
Total Return B, C	(3.24)%	(14.01)%	(27.21)%	1.78%	28.77%	4.60%
Ratios to Average Net Assets E
Expenses before expense reductions	1.02% A	1.21%	1.18%	1.19%	1.27%	1.26%
Expenses net of voluntary waivers, if any	1.02% A	1.21%	1.18%	1.19%	1.27%	1.26%
Expenses net of all reductions	.99% A	1.16%	1.12%	1.16%	1.23%	1.24%
Net investment income (loss)	.87% A	.42%	.63%	.55%	.85%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,789,217	$ 2,862,101	$ 3,392,740	$ 4,858,872	$ 4,482,044	$ 3,603,342
Portfolio turnover rate	71% A	72%	95%	132%	85%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F Amount represents less than $.01 per share. G Investment income per share reflects a special dividend which amounted to $.08 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Worldwide

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2003
United States of America	58.7%
Japan	8.6%
United Kingdom	7.1%
Germany	4.8%
France	3.8%
Netherlands	2.8%
Switzerland	2.7%
Canada	1.7%
Spain	1.2%
Other	8.6%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2002
United States of America	62.7%
Japan	8.3%
France	5.8%
United Kingdom	5.6%
Germany	3.5%
Netherlands	2.7%
Hong Kong	1.7%
Canada	1.3%
Switzerland	1.3%
Other	7.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.8	97.5
Bonds	0.2	0.0
Short-Term Investments and Net Other Assets	0.0	2.5
Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co. (United States of America, Industrial Conglomerates)	2.4	1.8
Merck & Co., Inc. (United States of America, Pharmaceuticals)	1.9	1.6
Tyco International Ltd. (United States of America, Industrial Conglomerates)	1.6	1.3
Microsoft Corp. (United States of America, Software)	1.6	2.2
Deutsche Boerse AG (Germany, Diversified Financials)	1.5	1.1
Pfizer, Inc. (United States of America, Pharmaceuticals)	1.5	1.4
American International Group, Inc. (United States of America, Insurance)	1.4	1.4
AOL Time Warner, Inc. (United States of America, Media)	1.3	0.7
Johnson & Johnson (United States of America, Pharmaceuticals)	1.3	1.3
Unilever PLC (United Kingdom, Food Products)	1.3	1.2
	15.8
Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.8	20.9
Information Technology	14.9	16.8
Health Care	12.9	13.6
Consumer Discretionary	12.6	12.9
Industrials	10.3	10.1
Energy	8.5	6.4
Consumer Staples	5.7	9.9
Telecommunication Services	4.4	4.1
Materials	4.1	2.1
Utilities	1.8	0.7

Semiannual Report

Worldwide

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (Note 1)
Australia - 0.3%
News Corp. Ltd. ADR	69,200	$ 1,956,976
Belgium - 0.1%
Fortis	56,600	951,883
Bermuda - 0.4%
ACE Ltd.	70,000	2,315,600
Brazil - 0.1%
Aracruz Celulose SA sponsored ADR	25,000	525,000
Canada - 1.7%
Biovail Corp. (a)	10,000	365,051
Canadian Natural Resources Ltd.	45,400	1,513,861
EnCana Corp.	69,900	2,292,291
Talisman Energy, Inc.	156,200	6,236,014
Tembec, Inc. (a)	82,800	419,920
TOTAL CANADA		10,827,137
Cayman Islands - 0.3%
Garmin Ltd. (a)	13,000	550,940
GlobalSantaFe Corp.	65,000	1,375,400
TOTAL CAYMAN ISLANDS		1,926,340
Denmark - 0.3%
Novo Nordisk AS Series B	57,400	2,081,619
Finland - 1.1%
Nokia Corp. sponsored ADR	400,400	6,634,628
Stora Enso Oyj sponsored ADR	25,400	276,352
UPM-Kymmene Corp. sponsored ADR	33,800	507,000
TOTAL FINLAND		7,417,980
France - 3.8%
Aventis SA (France)	8,500	427,890
AXA SA	63,300	963,344
BNP Paribas SA	84,420	3,970,399
CNP Assurances	14,600	588,052
L'Air Liquide SA	4,000	606,959
Pechiney SA Series A	33,600	971,224
Pernod-Ricard	36,900	3,245,223
Rhodia SA	73,400	459,625
Schneider Electric SA	15,400	730,484
SEB SA	7,000	657,502
Television Francaise 1 SA	88,100	2,479,583
TotalFinaElf SA Series B	57,724	7,584,933
Vivendi Universal SA sponsored ADR	117,900	1,934,739
TOTAL FRANCE		24,619,957
Germany - 4.8%
Allianz AG (Reg.)	66,500	4,710,725
Altana AG sponsored ADR (a)	5,000	245,950
Celanese AG (Reg.)	31,600	699,635
Deutsche Boerse AG	207,951	9,766,294
Deutsche Telekom AG sponsored ADR	246,700	3,305,780
Infineon Technologies AG sponsored ADR (a)	786,500	5,985,265

	Shares	Value (Note 1)
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	52,000	$ 5,204,103
Zapf Creation AG	32,000	1,174,378
TOTAL GERMANY		31,092,130
Hong Kong - 0.9%
China Mobile (Hong Kong) Ltd.	746,250	1,493,993
CNOOC Ltd.	600,000	788,547
Hong Kong Exchanges & Clearing Ltd.	1,376,000	1,605,508
Hutchison Whampoa Ltd.	306,000	1,702,801
TOTAL HONG KONG		5,590,849
India - 0.2%
Dr. Reddy's Laboratories Ltd.	31,000	572,275
Ranbaxy Laboratories Ltd.	45,000	641,906
TOTAL INDIA		1,214,181
Ireland - 0.0%
IWP International PLC (United Kingdom) (Reg.)	364,700	99,217
Italy - 0.9%
Banca Intesa Spa	257,787	670,487
Banco Popolare di Verona e Novara	112,728	1,534,689
Cassa Di Risparmio Di Firenze	893,800	1,137,371
Telecom Italia Spa sponsored ADR	12,300	997,038
Unicredito Italiano Spa	273,100	1,197,702
TOTAL ITALY		5,537,287
Japan - 8.6%
Canon, Inc.	96,000	3,850,560
Daikin Industries Ltd.	37,000	617,419
Daiwa Securities Group, Inc.	1,133,000	4,469,297
Fuji Photo Film Co. Ltd.	27,000	690,357
Ito-Yokado Co. Ltd.	112,000	2,642,332
JAFCO Co. Ltd.	60,600	2,196,779
Japan Telecom Holdings Co. Ltd.	263	721,124
KDDI Corp.	342	1,041,289
Keyence Corp.	890	143,499
Kyocera Corp.	20,000	979,015
Matsushita Electric Industrial Co. Ltd.	81,000	643,140
Mizuho Financial Group, Inc. (a)	667	357,357
Murata Manufacturing Co. Ltd.	62,500	2,234,114
Nichicon Corp.	115,000	1,176,164
Nikko Cordial Corp.	1,923,000	5,175,659
Nikon Corp. (a)	102,000	682,030
Nintendo Co. Ltd.	21,700	1,701,030
Nissan Motor Co. Ltd.	178,000	1,364,370
Nomura Holdings, Inc.	692,000	6,873,729
ORIX Corp.	58,900	2,699,903
Rohm Co. Ltd.	24,800	2,563,539
Shin-Etsu Chemical Co. Ltd.	107,400	3,224,846
SMC Corp.	8,000	604,231
Sony Corp.	21,000	519,540
Sumitomo Electric Industries Ltd.	208,000	1,166,878
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Sumitomo Mitsui Financial Group, Inc.	289	$ 454,544
Takeda Chemical Industries Ltd.	37,500	1,378,317
Tokyo Electron Ltd.	98,400	3,699,466
Toyota Motor Corp.	45,100	1,021,064
UMC Japan (a)	632	499,668
TOTAL JAPAN		55,391,260
Korea (South) - 1.0%
KT Corp. sponsored ADR	21,600	437,184
Samsung Electronics Co. Ltd.	24,030	6,034,705
TOTAL KOREA (SOUTH)		6,471,889
Mexico - 1.0%
Grupo Televisa SA de CV sponsored ADR (a)	68,900	2,090,426
Telefonos de Mexico SA de CV sponsored ADR	100,300	3,030,063
TV Azteca SA de CV sponsored ADR	211,400	1,226,120
TOTAL MEXICO		6,346,609
Netherlands - 2.6%
Akzo Nobel NV	35,200	784,064
ASML Holding NV (NY Shares) (a)	761,200	6,706,172
ING Groep NV (Certificaten Van Aandelen)	242,400	3,943,802
Koninklijke Ahold NV	144,900	664,311
Koninklijke Philips Electronics NV	116,108	2,164,299
STMicroelectronics NV (NY Shares)	17,700	364,443
Van der Moolen Holding NV sponsored ADR	20,000	212,000
VNU NV	62,200	1,808,353
TOTAL NETHERLANDS		16,647,444
Norway - 0.2%
Norsk Hydro AS	13,500	571,110
Statoil ASA	63,600	504,481
TOTAL NORWAY		1,075,591
Russia - 0.5%
JSC MMC 'Norilsk Nickel' sponsored ADR	20,600	468,650
YUKOS Corp. sponsored ADR	14,200	2,485,000
TOTAL RUSSIA		2,953,650
Singapore - 0.1%
Flextronics International Ltd. (a)	100,000	875,000
Spain - 1.2%
Altadis SA (Spain)	101,000	2,608,872
Banco Santander Central Hispano SA	263,100	2,071,157
Corporacion Mapfre SA (Reg.)	130,700	1,227,649
NH Hoteles SA (a)	87,500	787,632
Telefonica SA sponsored ADR	34,333	1,141,572
TOTAL SPAIN		7,836,882

	Shares	Value (Note 1)
Sweden - 0.5%
Telefonaktiebolaget LM Ericsson ADR (a)	395,400	$ 3,582,324
Switzerland - 2.7%
Alcon, Inc.	25,000	1,101,250
Credit Suisse Group (Reg.)	282,885	6,767,184
Novartis AG sponsored ADR	88,800	3,505,824
Roche Holding AG (participation certificate)	31,582	2,012,350
Saurer AG (Reg.) (a)	62,887	1,646,001
Swiss Reinsurance Co. (Reg.)	19,570	1,280,199
Zurich Financial Services AG	9,090	959,739
TOTAL SWITZERLAND		17,272,547
Taiwan - 0.7%
ASUSTeK Computer, Inc.	355,000	692,683
Hon Hai Precision Industries Co. Ltd.	205,000	641,176
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	1,617,502	2,218,554
Winbond Electronics Corp. (a)	3,760,000	1,283,902
TOTAL TAIWAN		4,836,315
United Kingdom - 7.1%
3i Group PLC	333,000	2,477,985
Abbey National PLC	92,900	660,829
Amvescap PLC	387,000	2,105,675
AstraZeneca PLC sponsored ADR	83,000	3,309,210
BHP Billiton PLC	53,900	276,020
BP PLC sponsored ADR	100,000	3,854,000
British Sky Broadcasting Group PLC (BSkyB) (a)	150,600	1,562,919
Carlton Communications PLC	236,200	396,890
Centrica PLC	637,300	1,695,536
EGG PLC (a)	407,900	603,805
GlaxoSmithKline PLC sponsored ADR	78,128	3,165,747
HSBC Holdings PLC sponsored ADR	35,000	1,914,150
Kingfisher PLC	418,700	1,638,262
London Stock Exchange PLC	282,800	1,470,836
Prudential PLC	482,800	2,959,153
Reckitt Benckiser PLC	60,200	1,063,090
Rio Tinto PLC (Reg.)	27,300	522,511
Royal & Sun Alliance Insurance Group PLC	358,600	626,950
Schroders PLC	27,000	262,597
Shire Pharmaceuticals Group PLC sponsored ADR (a)	61,400	1,221,860
SMG PLC	204,600	257,026
Tesco PLC	342,400	1,084,927
Unilever PLC	824,900	8,098,459
Vodafone Group PLC sponsored ADR	244,700	4,835,272
TOTAL UNITED KINGDOM		46,063,709
United States of America - 58.7%
3M Co.	30,000	3,781,200
Abbott Laboratories	57,000	2,315,910
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Adobe Systems, Inc.	30,000	$ 1,036,800
AES Corp. (a)	450,000	2,704,500
Affiliated Computer Services, Inc. Class A (a)	20,000	954,000
AFLAC, Inc.	55,000	1,799,050
Agilent Technologies, Inc. (a)	125,000	2,002,500
Alcoa, Inc.	20,000	458,600
Allstate Corp.	80,000	3,023,200
Altria Group, Inc.	70,000	2,153,200
American International Group, Inc.	160,000	9,272,000
Amgen, Inc. (a)	37,000	2,268,470
Amphenol Corp. Class A (a)	3,200	141,728
Analog Devices, Inc. (a)	70,000	2,318,400
AOL Time Warner, Inc. (a)	625,000	8,550,000
Apache Corp.	39,950	2,287,138
Arkansas Best Corp.	20,100	509,535
Ashland, Inc.	15,000	444,750
Autodesk, Inc.	40,000	622,400
Avon Products, Inc.	29,969	1,743,297
Baker Hughes, Inc.	15,000	420,000
Bank of America Corp.	100,000	7,405,000
Bank of New York Co., Inc.	53,800	1,423,010
Bank One Corp.	115,000	4,145,750
Bausch & Lomb, Inc.	15,000	527,400
Bear Stearns Companies, Inc.	25,000	1,671,000
Best Buy Co., Inc. (a)	13,950	482,391
Big Lots, Inc. (a)	40,000	500,800
Biogen, Inc. (a)	25,000	949,750
Biosite, Inc. (a)	10,000	426,800
BJ Services Co. (a)	45,000	1,642,950
Boeing Co.	1,000	27,280
Borders Group, Inc. (a)	25,000	400,000
Boston Scientific Corp. (a)	55,000	2,367,750
Bowater, Inc.	40,000	1,557,200
Bristol-Myers Squibb Co.	19,972	510,085
Burlington Resources, Inc.	23,700	1,097,547
Cabot Microelectronics Corp. (a)	7,500	324,150
CarMax, Inc. (a)	10,985	232,333
CDW Computer Centers, Inc. (a)	7,000	298,480
Cephalon, Inc. (a)	50,000	2,042,000
ChevronTexaco Corp.	45,000	2,826,450
Christopher & Banks Corp. (a)	17,600	442,816
Cintas Corp.	55,000	1,974,500
Citigroup, Inc.	165,000	6,476,250
Citizens Communications Co. (a)	110,000	1,202,300
Clear Channel Communications, Inc. (a)	65,000	2,542,150
CNF, Inc.	7,000	212,380
Comcast Corp.:
Class A (a)	103,520	3,303,323
Class A (special) (a)	45,000	1,352,700
Concord EFS, Inc. (a)	65,000	898,950
ConocoPhillips	45,027	2,264,858

	Shares	Value (Note 1)
Cox Communications, Inc. Class A (a)	10,000	$ 331,000
Cymer, Inc. (a)	10,000	285,500
Cypress Semiconductor Corp. (a)	50,000	436,000
Darden Restaurants, Inc.	10,000	175,100
Dell Computer Corp. (a)	120,000	3,469,200
Delta Air Lines, Inc.	100,000	1,279,000
Devon Energy Corp.	25,000	1,181,250
E.W. Scripps Co. Class A	5,000	396,250
EchoStar Communications Corp. Class A (a)	175	5,243
Ecolab, Inc.	20,000	1,021,800
Edison International (a)	30,000	437,700
Eli Lilly & Co.	20,000	1,276,400
ENSCO International, Inc.	95,000	2,413,000
Entergy Corp.	13,000	605,930
Exxon Mobil Corp.	50,000	1,760,000
Fannie Mae	70,000	5,067,300
Farmer Mac Class C (non-vtg.) (a)	30,000	711,000
Federated Investors, Inc. Class B (non-vtg.)	20,000	545,800
Fifth Third Bancorp	88,000	4,337,520
First Data Corp.	95,000	3,726,850
FirstEnergy Corp.	30,000	1,011,900
Fisher Scientific International, Inc. (a)	20,900	602,129
FleetBoston Financial Corp.	45,000	1,193,400
Fluor Corp.	45,000	1,555,650
Forest Laboratories, Inc. (a)	10,000	517,200
Fox Entertainment Group, Inc. Class A (a)	100,000	2,540,000
Fred's, Inc. Class A	20,000	649,000
Freddie Mac	43,000	2,489,700
Freeport-McMoRan Copper & Gold, Inc. Class B	125,000	2,163,750
Gap, Inc.	40,000	665,200
General Electric Co.	530,000	15,608,500
General Motors Corp. Class H (a)	45,000	531,000
Gillette Co.	140,000	4,263,000
Granite Construction, Inc.	27,700	465,360
Grant Prideco, Inc. (a)	40,000	456,400
Harley-Davidson, Inc.	20,000	888,800
HCA, Inc.	25,000	802,500
Health Management Associates, Inc. Class A	25,000	426,500
Hewlett-Packard Co.	50,000	815,000
Hilton Hotels Corp.	25,000	333,000
Home Depot, Inc.	270,000	7,595,100
Honeywell International, Inc.	30,000	708,000
IKON Office Solutions, Inc.	75,000	582,000
Imation Corp. (a)	10,000	343,000
Intel Corp.	55,000	1,012,000
InterCept, Inc. (a)	50,000	359,500
International Business Machines Corp.	35,000	2,971,500
International Paper Co.	35,000	1,251,250
Interstate Bakeries Corp.	50,000	523,500
Intuit, Inc. (a)	15,000	581,700
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
J.P. Morgan Chase & Co.	185,000	$ 5,429,750
Johnson & Johnson	145,000	8,172,200
KeySpan Corp.	20,000	677,400
Kohl's Corp. (a)	30,000	1,704,000
Lehman Brothers Holdings, Inc.	45,000	2,833,650
Liberty Media Corp. Class A (a)	90,000	990,000
Lockheed Martin Corp.	85,000	4,254,250
Lowe's Companies, Inc.	5,000	219,450
Lucent Technologies, Inc. (a)	50,000	90,000
Lyondell Chemical Co.	135,000	1,964,250
Manpower, Inc.	55,000	1,808,400
Masco Corp.	75,000	1,580,250
Massey Energy Corp.	38,000	396,340
MBNA Corp.	160,000	3,024,000
McDonald's Corp.	90,000	1,539,000
McKesson Corp.	25,000	693,500
MedImmune, Inc. (a)	20,000	705,400
Medtronic, Inc.	65,000	3,103,100
Merck & Co., Inc.	210,000	12,217,800
Meredith Corp.	15,000	648,300
Merrill Lynch & Co., Inc.	110,000	4,515,500
Micrel, Inc. (a)	25,000	292,750
Micron Technology, Inc. (a)	184,800	1,570,800
Microsoft Corp.	410,000	10,483,700
Mohawk Industries, Inc. (a)	26	1,442
Morgan Stanley	50,000	2,237,500
Motorola, Inc.	600,000	4,746,000
Murphy Oil Corp.	20,000	833,000
National Semiconductor Corp. (a)	32,300	604,979
National-Oilwell, Inc. (a)	56,100	1,177,539
Nationwide Financial Services, Inc. Class A	21,241	597,934
Navistar International Corp. (a)	10,000	279,000
Network Associates, Inc. (a)	50,000	571,500
Newmont Mining Corp. Holding Co.	75,000	2,026,500
Nextel Communications, Inc. Class A (a)	50,000	739,500
Northrop Grumman Corp.	20,000	1,759,000
Northwest Airlines Corp. Class A (a)	65,000	534,950
Nucor Corp.	7,000	285,950
NVIDIA Corp. (a)	80,700	1,151,589
Office Depot, Inc. (a)	27,200	344,352
Olin Corp.	50,000	906,000
Omnicom Group, Inc.	8,000	495,200
Oracle Corp. (a)	25,000	297,000
Overture Services, Inc. (a)	35,000	374,500
Owens-Illinois, Inc. (a)	63,200	561,848
Pentair, Inc.	15,000	578,100
PerkinElmer, Inc.	100,000	992,000
Pfizer, Inc.	310,001	9,532,531
PG&E Corp. (a)	12,000	179,760
Phelps Dodge Corp. (a)	10,000	311,900
Pope & Talbot, Inc.	44,900	596,721

	Shares	Value (Note 1)
Praxair, Inc.	40,000	$ 2,323,200
Pride International, Inc. (a)	125,000	1,940,000
Qwest Communications International, Inc. (a)	350,000	1,319,500
Radio One, Inc.:
Class A (a)	15,000	232,950
Class D (non-vtg.) (a)	15,000	229,500
Reebok International Ltd. (a)	15,000	465,900
Reliant Resources, Inc. (a)	50,000	281,000
Robert Half International, Inc. (a)	125,000	2,035,000
Ryland Group, Inc.	55,000	2,982,650
Safeway, Inc. (a)	25,000	415,500
Sangstat Medical Corp. (a)	15,000	189,000
SBC Communications, Inc.	115,000	2,686,400
SCANA Corp.	20,000	634,800
Schering-Plough Corp.	110,000	1,991,000
Sealed Air Corp.	10,000	428,500
Smurfit-Stone Container Corp. (a)	60,000	844,200
Sonic Automotive, Inc. Class A (a)	4,500	77,625
Southern Co.	65,000	1,890,850
Southwest Airlines Co.	75,000	1,197,000
Spartan Motors, Inc.	10,000	93,600
SPX Corp. (a)	10,000	338,000
St. Jude Medical, Inc. (a)	20,000	1,049,200
St. Paul Companies, Inc.	30,000	1,030,200
Sun Microsystems, Inc. (a)	400,000	1,320,000
Synthes-Stratec, Inc.	2,104	1,328,204
Sysco Corp.	80,000	2,298,400
Take-Two Interactive Software, Inc. (a)	50,000	1,125,000
Tenet Healthcare Corp. (a)	45,000	667,800
Terex Corp. (a)	26,839	444,185
Texas Industries, Inc.	12,000	236,880
Texas Instruments, Inc.	190,000	3,513,100
Textron, Inc.	30,000	884,700
The Coca-Cola Co.	125,000	5,050,000
Thermo Electron Corp. (a)	65,000	1,181,050
TMP Worldwide, Inc. (a)	60,000	1,006,200
Transocean, Inc.	20,000	381,000
Travelers Property Casualty Corp.:
Class A	85,028	1,380,004
Class B	50,046	813,248
TXU Corp.	75,000	1,494,000
Tyco International Ltd.	675,000	10,530,000
United Technologies Corp.	10,000	618,100
UnitedHealth Group, Inc.	50,000	4,606,500
Univision Communications, Inc. Class A (a)	25,000	757,000
Valero Energy Corp.	15,000	551,250
Varian Medical Systems, Inc. (a)	30,000	1,615,800
Veridian Corp.	20,000	379,800
VERITAS Software Corp. (a)	20,000	440,200
Verizon Communications, Inc.	140,000	5,233,200
Viacom, Inc. Class B (non-vtg.) (a)	85,000	3,689,850
Vishay Intertechnology, Inc. (a)	27,200	340,000
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Wachovia Corp.	95,009	$ 3,630,294
Wal-Mart Stores, Inc.	95,000	5,350,400
Weatherford International Ltd. (a)	109,999	4,425,260
Weight Watchers International, Inc. (a)	10,000	469,800
Whole Foods Market, Inc. (a)	11,000	652,960
Wyeth	33,000	1,436,490
Yahoo!, Inc. (a)	15,000	371,700
TOTAL UNITED STATES OF AMERICA		378,230,448
TOTAL COMMON STOCKS (Cost $666,336,986)		643,739,824
Convertible Bonds - 0.2%
		Principal Amount
Netherlands - 0.2%
Koninklijke Ahold NV:
3% 9/30/03	NLG	2,070,000	945,273
4% 5/19/05	EUR	560,000	487,821
TOTAL CONVERTIBLE BONDS (Cost $1,328,637)			1,433,094
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	5,142,982	5,142,982
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	14,739,017	14,739,017
TOTAL MONEY MARKET FUNDS (Cost $19,881,999)		19,881,999
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $687,547,622)		665,054,917
NET OTHER ASSETS - (3.1)%		(20,253,349)
NET ASSETS - 100%		$ 644,801,568
Currency Abbreviations
EUR	-	European Monetary Unit
NLG	-	Dutch guilder
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $308,808,542 and $309,772,564, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $43,253 for the period.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $116,131,000 of which $68,264,000 and $47,867,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Worldwide

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,607,933) (cost $687,547,622) - See accompanying schedule		$ 665,054,917
Foreign currency held at value (cost $2,828,590)		2,816,040
Receivable for investments sold		10,322,946
Receivable for fund shares sold		421,244
Dividends receivable		1,427,737
Interest receivable		50,850
Redemption fees receivable		218
Other receivables		21,696
Total assets		680,115,648

Liabilities
Payable for investments purchased	$ 17,685,926
Payable for fund shares redeemed	2,294,401
Accrued management fee	451,159
Other payables and accrued expenses	143,577
Collateral on securities loaned, at value	14,739,017
Total liabilities		35,314,080

Net Assets		$ 644,801,568
Net Assets consist of:
Paid in capital		$ 818,194,590
Undistributed net investment income		719,917
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(151,642,134)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(22,470,805)
Net Assets, for 52,927,965 shares outstanding		$ 644,801,568
Net Asset Value, offering price and redemption price per share ($644,801,568 ÷ 52,927,965 shares)		$ 12.18

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 5,177,663
Interest		151,636
Security lending		51,626
		5,380,925
Less foreign taxes withheld		(286,159)
Total income		5,094,766

Expenses
Management fee Basic fee	$ 2,316,011
Performance adjustment	501,447
Transfer agent fees	1,024,229
Accounting and security lending fees	181,175
Non-interested trustees' compensation	875
Custodian fees and expenses	63,829
Registration fees	14,833
Audit	46,006
Legal	1,503
Miscellaneous	4,328
Total expenses before reductions	4,154,236
Expense reductions	(124,426)	4,029,810
Net investment income (loss)		1,064,956
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(25,365,845)
Foreign currency transactions	(19,365)
Total net realized gain (loss)		(25,385,210)
Change in net unrealized appreciation (depreciation) on: Investment securities	39,148,070
Assets and liabilities in foreign currencies	43,892
Total change in net unrealized appreciation (depreciation)		39,191,962
Net gain (loss)		13,806,752
Net increase (decrease) in net assets resulting from operations		$ 14,871,708

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Worldwide
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,064,956	$ 1,451,626
Net realized gain (loss)	(25,385,210)	(55,969,858)
Change in net unrealized appreciation (depreciation)	39,191,962	(31,178,956)
Net increase (decrease) in net assets resulting from operations	14,871,708	(85,697,188)
Distributions to shareholders from net investment income	(1,083,362)	-
Share transactions Net proceeds from sales of shares	62,813,660	155,435,991
Reinvestment of distributions	1,031,556	-
Cost of shares redeemed	(80,648,820)	(164,266,887)
Net increase (decrease) in net assets resulting from share transactions	(16,803,604)	(8,830,896)
Redemption fees	27,448	23,607
Total increase (decrease) in net assets	(2,987,810)	(94,504,477)

Net Assets
Beginning of period	647,789,378	742,293,855
End of period (including undistributed net investment income of $719,917 and undistributed net investment income of $738,323, respectively)	$ 644,801,568	$ 647,789,378
Other Information Shares
Sold	5,395,198	11,337,298
Issued in reinvestment of distributions	86,178	-
Redeemed	(6,928,759)	(12,022,718)
Net increase (decrease)	(1,447,383)	(685,420)

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 13.48	$ 19.07	$ 18.87	$ 15.59	$ 17.27
Income from Investment Operations
Net investment income (loss) D	.02	.03	.04	.09	.08	.16
Net realized and unrealized gain (loss)	.27	(1.60)	(2.98)	1.73	3.74	(.57)
Total from investment operations	.29	(1.57)	(2.94)	1.82	3.82	(.41)
Distributions from net investment income	(.02)	-	(.40)	(.10)	(.10)	(.11)
Distributions from net realized gain	-	-	(2.25)	(1.52)	(.44)	(1.16)
Total distributions	(.02)	-	(2.65)	(1.62)	(.54)	(1.27)
Redemption fees added to paid in capital D	- F	- F	- F	- F	-	-
Net asset value, end of period	$ 12.18	$ 11.91	$ 13.48	$ 19.07	$ 18.87	$ 15.59
Total Return B,C	2.44%	(11.65)%	(17.21)%	9.80%	25.18%	(2.38)%
Ratios to Average Net Assets E
Expenses before expense reductions	1.32% A	1.24%	1.12%	1.09%	1.12%	1.15%
Expenses net of voluntary waivers, if any	1.32% A	1.24%	1.12%	1.09%	1.12%	1.15%
Expenses net of all reductions	1.28% A	1.20%	1.05%	1.04%	1.07%	1.12%
Net investment income (loss)	.34% A	.19%	.29%	.48%	.47%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 644,802	$ 647,789	$ 742,294	$ 984,038	$ 980,835	$ 972,105
Portfolio turnover rate	100% A	120%	152%	235%	164%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

International Small Cap

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2003
Japan	27.8%
United Kingdom	22.6%
United States of America	7.7%
Germany	7.6%
Australia	7.2%
Switzerland	3.8%
Hong Kong	3.4%
Finland	3.2%
Norway	3.0%
Other	13.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2002
Japan	27.1%
United Kingdom	17.9%
Germany	8.6%
United States of America	6.6%
Australia	5.9%
Netherlands	5.7%
Sweden	5.5%
Denmark	4.7%
France	4.2%
Other	13.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	92.8	94.5
Bonds	0.2	0.0
Short-Term Investments and Net Other Assets	7.0	5.5
Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Hyrican Informationssysteme AG (Germany, Computers & Peripherals)	3.8	0.0
Tsumura & Co. (Japan, Pharmaceuticals)	2.7	1.5
NOK Corp. (Japan, Auto Components)	2.3	1.0
Centerpulse AG (Reg.) (Switzerland, Health Care Equipment & Supplies)	2.1	0.6
SimCorp AS (Denmark, Software)	2.0	2.4
Lambert Howarth Group PLC (United Kingdom, Textiles, Apparel & Luxury Goods)	1.9	1.4
Nichii Gakkan Co. (Japan, Health Care Providers & Services)	1.9	1.3
USS Co. Ltd. (Japan, Specialty Retail)	1.8	2.3
ARRK Corp. (Japan, Commercial Services & Supplies)	1.5	1.2
Lawrence PLC (United Kingdom, Chemicals)	1.5	0.0
	21.5
Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.5	27.7
Information Technology	20.8	15.7
Health Care	13.5	14.3
Industrials	12.8	12.7
Financials	11.3	13.3
Materials	5.4	6.3
Consumer Staples	2.2	1.3
Energy	1.3	1.6
Utilities	0.6	0.0
Telecommunication Services	0.6	1.6

Semiannual Report

International Small Cap

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (Note 1)
Australia - 7.2%
Amcor Ltd.	80,936	$ 421,471
Australian Stock Exchange Ltd.	80,163	577,693
Billabong International Ltd.	24,128	86,032
Boral Ltd.	177,044	528,096
Centamin Egypt Ltd. (a)	760,127	109,479
Patrick Corp. Ltd.	16,366	133,222
QBE Insurance Group Ltd.	109,633	586,711
Stockland	94,481	296,033
Westpac Banking Corp.	44,706	445,719
TOTAL AUSTRALIA		3,184,456
Denmark - 2.7%
Bang & Olufsen AS Series B	2,414	48,676
Radiometer AS Series B	4,254	243,250
SimCorp AS	38,452	896,857
TOTAL DENMARK		1,188,783
Finland - 3.2%
Alma Media Corp.	14,022	297,909
Elcoteq Network Corp. Class A	7,230	101,300
Hackman Oyj AB (A Shares)	10,760	229,206
Nokian Tyres Ltd.	1,328	54,944
Novo Group Oyj	47,615	125,654
Vacon Oyj	65,874	622,430
TOTAL FINLAND		1,431,443
France - 2.6%
Bacou Dalloz (a)	285	23,487
Compagnie des Alpes	870	45,431
Eiffage SA	894	77,574
Galeries Lafayette SA	460	54,729
High Co. (a)	5,766	45,133
Ioltech	670	27,795
Ipsos SA	1,817	93,461
Medidep SA (a)	341	5,605
Stedim SA	6,810	325,843
Trigano SA	17,875	459,720
TOTAL FRANCE		1,158,778
Germany - 7.5%
Bijou Brigitte Modische Accessoires AG	4,212	286,359
Hyrican Informationssysteme AG	155,937	1,700,096
Medion AG	149	5,580
Pfeiffer Vacuum Technology AG	3,539	96,004
Pulsion Medical Systems AG (a)	71,953	201,145
REPower Systems AG	10,512	281,521
Suedzucker AG (Bearer)	3,478	59,037
United Internet AG	44,784	569,381
Vossloh AG	78	2,740
Zapf Creation AG	3,414	125,292
TOTAL GERMANY		3,327,155

	Shares	Value (Note 1)
Greece - 0.4%
Chipita International SA	10,927	$ 44,964
Germanos SA	6,280	89,605
Hyatt Regency SA (Reg.)	6,026	47,168
TOTAL GREECE		181,737
Hong Kong - 3.4%
ASM Pacific Technology Ltd.	93,000	230,737
China Insurance International Holdings Co. Ltd.	564,000	276,607
China Pharmaceutical Enterprise and Investment Corp. Ltd.	918,000	256,009
Hang Lung Group Ltd.	82,000	64,135
Harbin Brewery Group Ltd.	902,000	271,786
JCG Holdings Ltd.	594,000	274,184
Kingboard Chemical Holdings Ltd.	172,000	138,938
TOTAL HONG KONG		1,512,396
Ireland - 1.6%
First Active PLC	54,576	326,494
IAWS Group PLC (Ireland)	2,829	22,935
ICON PLC sponsored ADR (a)	200	5,180
Independent News & Media PLC:
rights 12/31/03 (a)	19,017	9,994
(Ireland)	71,317	94,101
Irish Continental Group PLC	12,820	121,420
Paddy Power PLC	18,797	105,094
TOTAL IRELAND		685,218
Italy - 0.8%
Amplifon Spa	18,004	290,043
Cassa Di Risparmio Di Firenze	50,132	63,794
TOTAL ITALY		353,837
Japan - 27.8%
Able, Inc.	10,000	189,243
Amiyaki Tei Co. Ltd.	47	164,052
Amiyaki Tei Co. Ltd. New (a)	47	164,052
ARRK Corp.	17,300	669,330
Bank of Yokohama Ltd.	106,000	375,340
Citizen Electronics Co. Ltd.	9,000	378,485
Culture Convenience Club Co. Ltd.	16,000	196,476
Culture Convenience Club Co. Ltd. New (a)	16,000	196,476
Disco Corp.	11,600	387,333
Enplas Corp.	3,900	90,862
Faith, Inc.	38	164,599
Fuji Seal, Inc.	3,200	130,535
Fujikura Ltd.	177,000	400,463
G-mode Co. Ltd.	45	113,546
Heian Ceremony Service Co. Ltd.	48,000	175,617
Japan Pure Chemical Co. Ltd.	29	164,153
Jastec Co. Ltd.	16,700	224,034
Kawasaki Heavy Industries Ltd. (a)	22,000	18,134
Kura Corp. Ltd.	52	117,650
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Nichii Gakkan Co.	16,500	$ 843,770
Nidec Corp.	4,400	232,777
Nihon Dempa Kogyo Co. Ltd.	26,000	214,525
Nipro Corp.	2,000	31,961
Nissin Co. Ltd.	25,400	111,517
Nissin Co. Ltd. New (a)	34,600	151,909
Nissin Kogyo Co. Ltd.	31,400	621,952
NOK Corp.	73,000	1,015,535
Phoenix Electric Co. Ltd. (a)	12,200	94,916
Riso Kagaku Corp.	12,000	405,736
Salomon & Taylor Made Co. Ltd.	4,000	31,019
Sankyo Aluminum Industry Co. Ltd. (a)	248,000	306,624
Stanley Electric Co. Ltd.	35,000	441,566
Sumitomo Corp.	65,000	262,416
Taisei Lamick Co. Ltd.	7,500	222,045
Teikoku Tsushin Kogyo Co. Ltd.	27,000	90,836
Toyoda Gosei Co. Ltd.	6,400	114,387
Tsumura & Co. (a)	124,000	1,215,022
USS Co. Ltd.	15,400	787,518
Works Applications Co. Ltd. (a)	94	466,462
Yamada Denki Co. Ltd.	15,300	295,975
TOTAL JAPAN		12,278,848
Luxembourg - 0.3%
Stolt Offshore SA (a)	69,120	114,592
Netherlands - 2.4%
Airspray NV	6,012	121,074
Exact Holdings NV (a)	6,227	75,897
Fugro NV (Certificaten Van Aandelen)	1,153	46,866
Hagemeyer NV	7,900	38,339
Hunter Douglas NV	178	5,215
OPG Groep NV	2,918	91,361
Teleplan International NV (a)	83,923	335,018
Trader Classified Media NV (A Shares) (a)	15,293	134,240
Van der Moolen Holding NV	14,278	146,884
Vedior NV (Certificaten Van Aandelen)	11,648	76,977
TOTAL NETHERLANDS		1,071,871
New Zealand - 0.3%
The Warehouse Group Ltd.	41,075	129,053
Norway - 3.0%
Bolig- og Naeringsbanken ASA	179	4,630
Hafslund ASA (B Shares)	56,922	272,533
Komplett ASA	20,840	256,148
Orkla ASA (A Shares)	8,768	152,881
P4 Radio Hele Norge ASA	141,400	100,034
Smedvig ASA (A Shares)	21,662	105,881
Tandberg ASA	39,816	154,782
TGS Nopec Geophysical Co. ASA (a)	27,690	277,023
TOTAL NORWAY		1,323,912

	Shares	Value (Note 1)
Spain - 0.8%
Amadeus Global Travel Distribution SA Series A	22,105	$ 110,736
Banco Pastor SA (Reg.)	4,743	104,534
Recoletos Grupo de Comunicacion SA	21,987	127,846
TOTAL SPAIN		343,116
Sweden - 1.2%
Hexagon AB (B Shares)	4,774	86,645
Karo Bio AB (a)	2,456	8,433
Micronic Laser Systems AB (a)	5,904	25,702
Munters AB	8,189	167,704
ORC Software AB	17,989	108,094
Sectra AB (B Shares)	29,120	135,698
TOTAL SWEDEN		532,276
Switzerland - 3.8%
Actelion Ltd. (Reg.) (a)	2,890	185,319
Belimo Holding AG (Reg.)	1,418	387,374
Centerpulse AG (Reg.) (a)	4,186	916,383
Nobel Biocare Holding AG (Switzerland)	1,004	55,597
Temenos Group AG (a)	108,457	144,140
TOTAL SWITZERLAND		1,688,813
United Kingdom - 22.4%
AFA Systems PLC (a)	147,242	35,934
Amlin PLC	138,052	262,900
Ask Central PLC	39,575	78,215
Atkins (WS) PLC	136,578	453,524
Atrium Underwriting PLC (a)	182,710	372,798
Autonomy Corp. PLC (a)	34,696	89,949
Beazley Group PLC	35,000	51,810
Boosey & Hawkes PLC (a)	99,605	219,172
Brown & Jackson PLC (a)	11,227	14,014
Carphone Warehouse Group PLC (a)	144,261	140,825
Charles Taylor Consulting PLC	24,083	93,074
Chime Communications PLC	763,809	210,851
Computacenter PLC	58,834	269,746
CSS Stellar PLC	46,500	42,416
De La Rue PLC	29,741	109,229
Dicom Group PLC	15,291	89,316
easyJet PLC (a)	28,615	86,548
First Choice Holidays PLC	84,808	127,575
Flomerics Group PLC	280,583	242,469
French Connection Group PLC	3,363	61,353
Future Network PLC (a)	132,560	118,796
Games Workshop Group PLC	21,918	180,112
Gresham Computing PLC (a)	9,900	13,902
Gyrus Group PLC (a)	82,083	262,058
Hardy Underwriting Group PLC	68,301	239,372
Highbury House Communications PLC	853,947	232,317
Hornby PLC	16,573	148,522
Integrated Dental Holdings PLC	33,843	17,060
Intercontinental Hotels Group PLC (a)	38,795	235,918
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Interior Services Group PLC	41,275	$ 85,868
KBC Advanced Technologies PLC	107,708	49,124
Kiln PLC	23,571	32,251
Lambert Howarth Group PLC	304,305	857,084
Lawrence PLC	213,078	639,354
London Stock Exchange PLC	19,888	103,437
Luminar PLC	14,770	84,146
Medisys PLC (a)	1,114,047	245,136
Merchant Retail Group PLC	42,165	81,647
MyTravel Group PLC	517,228	91,049
Oystertec PLC (a)	1,846,522	295,499
Pace Micro Technology PLC	158,774	85,119
Pendragon PLC	34,000	180,914
Premier Farnell PLC	1,661	5,462
QA PLC (a)	2,392,862	201,038
RM PLC	2,607	4,693
Safeway PLC	1,857	8,083
Sanctuary Group PLC	544,928	298,677
Sherwood International PLC	15,366	23,975
Shire Pharmaceuticals Group PLC (a)	15,208	97,836
Signet Group PLC	21,286	28,614
SkyePharma PLC (a)	230,380	182,495
Sportingbet PLC (a)	62,500	28,505
SSL International PLC	10,909	37,970
Staffware PLC	18,766	111,116
Stanley Leisure PLC	24,739	108,080
Sygen International PLC	365,643	257,461
Synstar PLC (a)	568,571	539,106
Ted Baker PLC	34,690	126,850
The Game Group PLC	131,597	100,032
Thistle Hotels PLC	88,891	183,505
Tibbett & Britten Group PLC	9,244	62,871
Vernalis Group PLC (a)	107,568	68,856
Wellington Underwriting PLC (a)	55,543	76,886
TOTAL UNITED KINGDOM		9,882,514
United States of America - 0.7%
ActivCard Corp. (a)	20,066	189,624
Resmed, Inc. unit (a)	33,871	122,258
TOTAL UNITED STATES OF AMERICA		311,882
TOTAL COMMON STOCKS (Cost $37,116,404)		40,700,680
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.1%
Fresenius Medical Care AG	1,550	55,289
Italy - 0.6%
Telecom Italia Spa Risp (non-vtg.)	50,458	247,806
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $275,994)		303,095
Convertible Bonds - 0.2%
		Principal Amount	Value (Note 1)
United Kingdom - 0.2%
MyTravel Group PLC 5.75% 1/5/04 (Cost $208,633)	GBP	178,896	$ 77,298
Money Market Funds - 15.5%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	2,856,356	2,856,356
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	4,020,025	4,020,025
TOTAL MONEY MARKET FUNDS (Cost $6,876,381)		6,876,381
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $44,477,412)		47,957,454
NET OTHER ASSETS - (8.5)%		(3,771,880)
NET ASSETS - 100%		$ 44,185,574
Currency Abbreviations
GBP	-	British pound
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $50,586,085 and $16,148,500, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $120 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

International Small Cap

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,828,030) (cost $44,477,412) - See accompanying schedule		$ 47,957,454
Foreign currency held at value (cost $342,030)		343,125
Receivable for investments sold		1,001,041
Receivable for fund shares sold		265,496
Dividends receivable		204,287
Interest receivable		7,298
Redemption fees receivable		86
Prepaid expenses		10,489
Other receivables		7,460
Total assets		49,796,736

Liabilities
Payable for investments purchased	$ 1,138,287
Payable for fund shares redeemed	383,934
Accrued management fee	31,643
Other payables and accrued expenses	37,273
Collateral on securities loaned, at value	4,020,025
Total liabilities		5,611,162

Net Assets		$ 44,185,574
Net Assets consist of:
Paid in capital		$ 40,754,633
Undistributed net investment income		254,194
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(303,256)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,480,003
Net Assets, for 3,856,794 shares outstanding		$ 44,185,574
Net Asset Value, offering price and redemption price per share ($44,185,574 ÷ 3,856,794 shares)		$ 11.46

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 403,323
Special Dividends		58,925
Interest		66,718
Security lending		9,415
		538,381
Less foreign taxes withheld		(41,073)
Total income		497,308

Expenses
Management fee	$ 121,134
Transfer agent fees	34,073
Accounting and security lending fees	30,154
Non-interested trustees' compensation	44
Custodian fees and expenses	82,467
Registration fees	20,980
Audit	18,238
Legal	25
Miscellaneous	16
Total expenses before reductions	307,131
Expense reductions	(66,137)	240,994
Net investment income (loss)		256,314
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(280,274)
Foreign currency transactions	(14,969)
Total net realized gain (loss)		(295,243)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,477,602
Assets and liabilities in foreign currencies	115
Total change in net unrealized appreciation (depreciation)		3,477,717
Net gain (loss)		3,182,474
Net increase (decrease) in net assets resulting from operations		$ 3,438,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

International Small Cap
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	For the period September 18, 2002 (commencement of operations) to October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 256,314	$ (1,766)
Net realized gain (loss)	(295,243)	18,692
Change in net unrealized appreciation (depreciation)	3,477,717	2,286
Net increase (decrease) in net assets resulting from operations	3,438,788	19,212
Distributions to shareholders from net realized gain	(27,060)	-
Share transactions Net proceeds from sales of shares	47,198,313	3,437,639
Reinvestment of distributions	25,785	-
Cost of shares redeemed	(9,924,463)	(31,878)
Net increase (decrease) in net assets resulting from share transactions	37,299,635	3,405,761
Redemption fees	48,600	638
Total increase (decrease) in net assets	40,759,963	3,425,611

Net Assets
Beginning of period	3,425,611	-
End of period (including undistributed net investment income of $254,194 and accumulated net investment loss of $2,120, respectively)	$ 44,185,574	$ 3,425,611
Other Information Shares
Sold	4,449,239	350,328
Issued in reinvestment of distributions	2,491	-
Redeemed	(941,852)	(3,412)
Net increase (decrease)	3,509,878	346,916

Financial Highlights

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10 E	(.01)
Net realized and unrealized gain (loss)	1.49	(.12) F
Total from investment operations	1.59	(.13)
Distributions from net realized gain	(.02)	-
Redemption fees added to paid in capital D	.02	- I
Net asset value, end of period	$ 11.46	$ 9.87
Total Return B,C	16.33%	(1.30)%
Ratios to Average Net Assets H
Expenses before expense reductions	2.24% A	13.70% A
Expenses net of voluntary waivers, if any	1.80% A	1.80% A
Expenses net of all reductions	1.76% A	1.80% A
Net investment income (loss)	1.87% A	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,186	$ 3,426
Portfolio turnover rate	129% A	85% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.02 per share. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period September 18, 2002 (commencement of operations) to October 31, 2002. H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. I Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Global Balanced Fund, Fidelity International Growth & Income Fund, Fidelity Diversified International Fund, Fidelity Aggressive International Fund, Fidelity Overseas Fund, Fidelity Worldwide Fund and Fidelity International Small Cap Fund (the funds) are funds of Fidelity Investment Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. On March 20, 2003, the Board of Trustees of Fidelity International Small Cap Fund approved the creation of additional classes of shares; Class A, Class T, Class B, Class C and Institutional Class shares. Each class will differ with respect to its distribution and service plan, front-end sales load and contingent deferred sales charges. Offering of these new classes of shares commenced on May 27, 2003. Certain funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of each applicable fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by each applicable fund and amortized over one year.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, non-taxable dividends, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Balanced	$ 87,638,941	$ 7,134,854	$ (4,179,150)	$ 2,955,704
International Growth & Income	1,053,576,792	77,432,470	(149,545,281)	(72,112,811)
Diversified International	8,347,694,030	915,082,450	(765,536,501)	149,545,949
Aggressive International	330,182,596	36,248,955	(12,890,218)	23,358,737
Overseas	3,467,285,882	288,069,988	(669,029,263)	(380,959,275)
Worldwide	698,397,833	52,330,167	(85,673,083)	(33,342,916)
International Small Cap	44,499,531	4,985,547	(1,527,624)	3,457,923

Short-Term Trading (Redemption) Fees. Shares held in Global Balanced, International Growth & Income, Diversified International, Aggressive International, Overseas and Worldwide less than 30 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. Shares held in International Small Cap less than 90 days are subject to a short-term trading fee equal to 2% of the proceeds of the redeemed shares. These fees, which are retained by the funds, are accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Diversified International, Aggressive International, Overseas and Worldwide is subject to a performance adjustment (up to a maximum ±.20% of each applicable fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each fund's relative investment performance as compared to an appropriate benchmark index. International Small Cap's performance adjustment will not take effect until September, 2003. Subsequent months will be added until the performance period includes 36 months. Worldwide's performance adjustment took effect in March, 2002. Subsequent months will be added until the performance period includes 36 months. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets, including the performance adjustment, if applicable, was as follows:

	Individual Rate	Group Rate	Total
Global Balanced	.45%	.28%	.73%*
International Growth & Income	.45%	.28%	.73%*
Diversified International	.45%	.28%	.91%*
Aggressive International	.45%	.28%	.69%*
Overseas	.45%	.28%	.60%*
Worldwide	.45%	.28%	.89%*
International Small Cap	.60%	.28%	.88%*

* Annualized

Sales Load. Fidelity Distributors Corporation (FDC), an affiliate of FMR, receives a 1% deferred sales charge upon redemption of the fund shares of International Growth & Income purchased prior to October 12, 1990. The amounts received by FDC, if any, are shown under the caption "Other Information" on the fund's Statement of Operations.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Global Balanced	.30%*	|
International Growth & Income	.32%*
Diversified International	.31%*
Aggressive International	.36%*
Overseas	.34%*
Worldwide	.32%*
International Small Cap	.25%*

* Annualized

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Global Balanced	$ 34,858
International Growth & Income	497,730
Diversified International	2,450,209
Aggressive International	221,827
Overseas	1,028,316
Worldwide	79,158
International Small Cap	5,316

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

International Small Cap	1.80%	$ 61,179

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction	Transfer Agent expense reduction

Global Balanced	$ 10,200	$ -	$ -
International Growth & Income	109,079	1,058	4,763
Diversified International	783,078	1,623	43,407
Aggressive International	74,541	65	-
Overseas	444,127	1,837	15,088
Worldwide	121,962	-	2,464
International Small Cap	4,958	-	-

8. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of each applicable fund's Schedule of Investments.

9. Other Information.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
International Small Cap	30%	-	-

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodians

Brown Brothers Harriman & Co.
Boston, MA

Global Balanced Fund

JPMorgan Chase Bank
New York, NY

Aggressive International Fund, Diversified International Fund, International Growth & Income Fund, Overseas Fund, Worldwide Fund

Mellon Bank
Pittsburgh, PA

International Small Cap Fund

Fidelity's International Equity Funds

Aggressive International Fund

Canada Fund

China Region Fund

Diversified International Fund

Emerging Markets Fund

Europe Fund

Europe Capital Appreciation Fund

Global Balanced Fund

International Growth & Income Fund

International Small Cap Fund

Japan Fund

Japan Smaller Companies Fund

Latin America Fund

Nordic Fund

Overseas Fund

Pacific Basin Fund

Southeast Asia Fund

Worldwide Fund

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

IBD-USAN-0603
1.784910.100

Printed on Recycled Paper

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fidelity Investment Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There were no significant changes in Fidelity Investment Trust internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

Item 10. Exhibits

(a)		Not applicable.
(b)	(1)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
	(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	June 30, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 30, 2003